                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 24 (File No. 333-91691)                         [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 25 (File No. 811-07623) [X]

                        (Check appropriate box or boxes)

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
           (previously IDS Life of New York Variable Annuity Account)
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
               (previously IDS Life Insurance Company of New York)
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on Sept. 10, 2007 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The prospectus and Statement of Additional information filed electronically herewith are not intended to supersede prospectuses and Statement of Additional Information for RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Plus Variable Annuity, and RiverSource Retirement Advisor Select Plus Variable Annuity, filed with Post-Effective Amendment No. 23 to Registration Statement No. 333-91691, filed on or about April 24, 2007.

PROSPECTUS


SEPT. 10, 2007


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

             20 Madison Avenue Extension
             Albany, NY 12203
             Telephone: (800) 541-2251
             ameriprise.com/variableannuities
             RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

     - AIM Variable Insurance Funds

     - AllianceBernstein Variable Products Series Fund, Inc.

     - American Century Variable Portfolios, Inc.

     - Columbia Funds Variable Insurance Trust

     - Credit Suisse Trust

     - Dreyfus Variable Investment Trust

     - Eaton Vance Variable Trust

     - Evergreen Variable Annuity Trust

     - Fidelity(R) Variable Insurance Products - Service Class 2

     - Franklin(R) Templeton(R) Variable Insurance Products Trust
       (FTVIPT) - Class 2

     - Goldman Sachs Variable Insurance Trust (VIT)

     - Janus Aspen Series: Service Shares

     - Legg Mason Variable Portfolios I, Inc.

     - MFS(R) Variable Insurance Trust(SM)

     - Neuberger Berman Advisers Management Trust

     - Oppenheimer Variable Account Funds - Service

     - PIMCO Variable Investment Trust (VIT)

     - RiverSource(R) Variable Portfolio Funds

     - The Universal Institutional Funds, Inc.
       Van Kampen Life Investment Trust

     - Wanger Advisors Trust

     - Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).


TABLE OF CONTENTS


KEY TERMS...................................................   3
THE CONTRACT IN BRIEF.......................................   5
EXPENSE SUMMARY.............................................   7
CONDENSED FINANCIAL INFORMATION.............................  13
FINANCIAL STATEMENTS........................................  13
THE VARIABLE ACCOUNT AND THE FUNDS..........................  14
THE FIXED ACCOUNT...........................................  16
BUYING YOUR CONTRACT........................................  17
CHARGES.....................................................  21
VALUING YOUR INVESTMENT.....................................  27
MAKING THE MOST OF YOUR CONTRACT............................  29
SURRENDERS..................................................  38
TSA -- SPECIAL PROVISIONS...................................  39
CHANGING OWNERSHIP..........................................  39
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT.........  41
OPTIONAL BENEFITS...........................................  42
OPTIONAL LIVING BENEFITS....................................  45
THE ANNUITY PAYOUT PERIOD...................................  71
TAXES.......................................................  73
VOTING RIGHTS...............................................  76
SUBSTITUTION OF INVESTMENTS.................................  76
ABOUT THE SERVICE PROVIDERS.................................  77
APPENDIX A: THE FUNDS.......................................  79
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....................  90
APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS..............  94
APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS.............  96
APPENDIX E: ADDITIONAL RMD DISCLOSURE....................... 103
APPENDIX F: CONDENSED FINANCIAL INFORMATION (UNAUDITED)..... 105
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION............................................... 135


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.


 2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER (GWB FOR LIFE(SM)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource(SM) rider. If you do not select the Accumulation Benefit rider, the GWB for Life rider or the SecureSource rider, you may elect to participate in the PN program.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   3

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource(SM) rider. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SECURESOURCE(SM) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource -- Single Life covers one person. SecureSource -- Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. These riders require participation in the Portfolio Navigator Asset Allocation program. These riders are not available for RAVA 4 Access.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF


This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements (p. 73)


- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fees than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (p. 38) Does the contract meet your current and anticipated future needs for liquidity?


- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 21)


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   5

- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 73)


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 34)



FREE LOOK PERIOD: You may return your contract to your financial advisor or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 14)



- the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio). (p. 16)



- the Special DCA fixed account, when available. (p. 16)



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (p. 34)



SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 38)



BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 41)



OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 42)



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 71)



 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE
(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0

SURRENDER CHARGE FOR RAVA 4 SELECT
(Contingent deferred sales load as a percentage of purchase payment surrendered)

                         YEARS FROM                                                  SURRENDER CHARGE
                       CONTRACT DATE                                                    PERCENTAGE
                             1                                                              7%
                             2                                                              7
                             3                                                              7
                             Thereafter                                                     0

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                           0%
SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                 Maximum: $50                         Current: $30

(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


ANNUAL VARIABLE ACCOUNT EXPENSES



(Total annual variable account expenses as a percentage of average daily subaccount value.)



MORTALITY AND EXPENSE RISK FEE:                       RAVA 4 ADVANTAGE              RAVA 4 SELECT              RAVA 4 ACCESS
 FOR NONQUALIFIED ANNUITIES                                1.05%                        1.30%                      1.45%
 FOR QUALIFIED ANNUITIES                                    .85%                        1.10%                      1.25%



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   7

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

 ROPP RIDER FEE                                                 Maximum: 0.30%                       Current: 0.20%
 MAV RIDER FEE                                                  Maximum: 0.35%                       Current: 0.25%
 5-YEAR MAV RIDER FEE                                           Maximum: 0.20%                       Current: 0.10%

OPTIONAL LIVING BENEFITS

 ACCUMULATION BENEFIT RIDER FEE                                 Maximum: 2.50%                       Current: 0.60%

(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)

 GWB FOR LIFE RIDER FEE                                         Maximum: 1.50%                       Current: 0.65%


(Charged annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)



 SECURESOURCE(SM) - SINGLE LIFE RIDER FEE                       Maximum: 1.50%                       Current: 0.65%
 SECURESOURCE(SM) - JOINT LIFE RIDER FEE                        Maximum: 1.50%                       Current: 0.65%



(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)



 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS (A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                MINIMUM                       MAXIMUM
 Total expenses before fee waivers and/or expense
 reimbursements                                                  0.51%                         2.89%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                ACQUIRED
                                                                               FUND FEES               GROSS TOTAL
                             MANAGEMENT        12B-1           OTHER              AND                     ANNUAL
                                FEE             FEE           EXPENSES         EXPENSES**                EXPENSES
 AIM V.I. Capital              0.61%           0.25%           0.30%               --%                1.16%(1)
 Appreciation Fund, Series
 II Shares
 AIM V.I. Capital              0.75            0.25            0.34              0.01                 1.35(1),(2)
 Development Fund, Series
 II Shares
 AIM V.I. Financial            0.75            0.25            0.37              0.01                 1.38(1)
 Services Fund, Series II
 Shares
 AIM V.I. Global Health        0.75            0.25            0.35              0.01                 1.36(1)
 Care Fund, Series II
 Shares
 AIM V.I. International        0.72            0.25            0.38              0.01                 1.36(1)
 Growth Fund, Series II
 Shares
 AllianceBernstein VPS         0.75            0.25            0.18                --                 1.18
 Global Technology
 Portfolio (Class B)
 AllianceBernstein VPS         0.55            0.25            0.06                --                 0.86
 Growth and Income
 Portfolio (Class B)
 AllianceBernstein VPS         0.75            0.25            0.10                --                 1.10
 International Value
 Portfolio (Class B)
 AllianceBernstein VPS         0.75            0.25            0.08                --                 1.08
 Large Cap Growth Portfolio
 (Class B)
 American Century VP Mid       0.90            0.25              --                --                 1.15
 Cap Value, Class II
 American Century VP           0.90            0.25              --                --                 1.15
 Ultra(R), Class II
 American Century VP Value,    0.83            0.25              --                --                 1.08
 Class II
 Columbia High Yield Fund,     0.55            0.25            0.32                --                 1.12(3)
 Variable Series, Class B
 Columbia Marsico Growth       0.74              --            0.27                --                 1.01(3)
 Fund, Variable Series,
 Class A
 Columbia Marsico              0.80            0.25            0.32                --                 1.37(3)
 International
 Opportunities Fund,
 Variable Series, Class B
 Credit Suisse                 0.50            0.25            0.51                --                 1.26(4)
 Trust - Commodity Return
 Strategy Portfolio
 Dreyfus Variable              0.75            0.25            0.28                --                 1.28
 Investment Fund
 International Equity
 Portfolio, Service Shares
 Dreyfus Variable              1.00            0.25            0.19                --                 1.44(5)
 Investment Fund
 International Value
 Portfolio, Service Shares
 Eaton Vance VT                0.57            0.25            0.37                --                 1.19
 Floating-Rate Income Fund
 Evergreen VA Fundamental      0.57            0.25            0.17              0.01                 1.00
 Large Cap Fund - Class 2
 Evergreen VA International    0.40            0.25            0.28                --                 0.93
 Equity Fund - Class 2
 Fidelity(R) VIP               0.57            0.25            0.09                --                 0.91
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Mid Cap       0.57            0.25            0.11                --                 0.93
 Portfolio Service Class 2
 Fidelity(R) VIP Overseas      0.72            0.25            0.16                --                 1.13
 Portfolio Service Class 2
 FTVIPT Franklin Global        0.47            0.25            0.03                --                 0.75(6)
 Real Estate Securities
 Fund - Class 2
 FTVIPT Franklin Small Cap     0.51            0.25            0.17              0.03                 0.96(7)
 Value Securities
 Fund - Class 2
 FTVIPT Mutual Shares          0.60            0.25            0.21                --                 1.06
 Securities Fund - Class 2
 Goldman Sachs VIT             0.65              --            0.07                --                 0.72(8)
 Structured U.S. Equity
 Fund - Institutional
 Shares



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      NEW YORK -- PROSPECTUS   9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                ACQUIRED
                                                                               FUND FEES               GROSS TOTAL
                             MANAGEMENT        12B-1           OTHER              AND                     ANNUAL
                                FEE             FEE           EXPENSES         EXPENSES**                EXPENSES
 Janus Aspen Series Large      0.64%           0.25%           0.05%               --%                0.94%
 Cap Growth Portfolio:
 Service Shares
 Legg Mason Partners           0.75              --            0.21                --                 0.96
 Variable Small Cap Growth
 Portfolio, Class I
 MFS(R) Investors Growth       0.75            0.25            0.12                --                 1.12
 Stock Series - Service
 Class
 MFS(R) Total Return           0.75            0.25            0.10                --                 1.10(9)
 Series - Service Class
 MFS(R) Utilities              0.75            0.25            0.11                --                 1.11
 Series - Service Class
 Neuberger Berman Advisers     1.15            0.25            0.27                --                 1.67(10)
 Management Trust
 International Portfolio
 (Class S)
 Neuberger Berman Advisers     0.85            0.25            0.09                --                 1.19(11)
 Management Trust Socially
 Responsive Portfolio
 (Class S)
 Oppenheimer Global            0.62            0.25            0.04                --                 0.91(12)
 Securities Fund/VA,
 Service Shares
 Oppenheimer Main Street       0.72            0.25            0.03                --                 1.00(12)
 Small Cap Fund/VA, Service
 Shares
 Oppenheimer Strategic Bond    0.62            0.25            0.02                --                 0.89(12)
 Fund/VA, Service Shares
 Oppenheimer Value Fund/VA,    0.75            0.24            1.90                --                 2.89(12)
 Service Shares
 PIMCO VIT All Asset           0.18            0.25            0.25              0.61                 1.29
 Portfolio, Advisor Share
 Class
 RiverSource(R) Variable       0.56            0.13            0.15                --                 0.84(13),(14)
 Portfolio - Balanced Fund
 RiverSource(R) Variable       0.33            0.13            0.14                --                 0.60(13)
 Portfolio - Cash
 Management Fund
 RiverSource(R) Variable       0.48            0.13            0.32                --                 0.93(13),(15)
 Portfolio - Core Bond Fund
 RiverSource(R) Variable       0.46            0.13            0.15                --                 0.74(13)
 Portfolio - Diversified
 Bond Fund
 RiverSource(R) Variable       0.64            0.13            0.14                --                 0.91(13),(14)
 Portfolio - Diversified
 Equity Income Fund
 RiverSource(R) Variable       1.13            0.13            0.25                --                 1.51(13),(14)
 Portfolio - Emerging
 Markets Fund
 RiverSource(R) Variable       0.72            0.13            0.17                --                1.02(13),(14),(15)
 Portfolio - Fundamental
 Value Fund
 RiverSource(R) Variable       0.70            0.13            0.17                --                 1.00(13)
 Portfolio - Global Bond
 Fund
 RiverSource(R) Variable       0.44            0.13            0.15                --                 0.72(13),(15)
 Portfolio - Global
 Inflation Protected
 Securities Fund
 RiverSource(R) Variable       0.71            0.13            0.17                --                 1.01(13),(14)
 Portfolio - Growth Fund
 RiverSource(R) Variable       0.59            0.13            0.16                --                 0.88(13)
 Portfolio - High Yield
 Bond Fund
 RiverSource(R) Variable       0.61            0.13            0.16                --                 0.90(13),(15)
 Portfolio - Income
 Opportunities Fund
 RiverSource(R) Variable       0.76            0.13            0.19                --                 1.08(13),(14)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable       0.57            0.13            0.13                --                 0.83(13),(14)
 Portfolio - Large Cap
 Equity Fund
 RiverSource(R) Variable       0.60            0.13            0.50                --                 1.23(13),(15)
 Portfolio - Large Cap
 Value Fund
 RiverSource(R) Variable       0.60            0.13            0.15                --                0.88(13),(14),(15)
 Portfolio - Mid Cap Growth
 Fund
 RiverSource(R) Variable       0.72            0.13            0.22                --                1.07(13),(14),(15)
 Portfolio - Mid Cap Value
 Fund
 RiverSource(R) Variable       0.22            0.13            0.16                --                 0.51(13),(15)
 Portfolio - S&P 500 Index
 Fund
 RiverSource(R) Variable       0.72            0.13            0.37                --                1.22(13),(14),(15)
 Portfolio - Select Value
 Fund
 RiverSource(R) Variable       0.48            0.13            0.16                --                 0.77(13)
 Portfolio - Short Duration
 U.S. Government Fund
 RiverSource(R) Variable       0.72            0.13            0.23                --                 1.08(13),(14)
 Portfolio - Small Cap
 Advantage Fund
 RiverSource(R) Variable       1.00            0.13            0.19                --                1.32(13),(14),(15)
 Portfolio - Small Cap
 Value Fund
 Van Kampen Life Investment    0.56            0.25            0.03                --                 0.84
 Trust Comstock Portfolio,
 Class II Shares
 Van Kampen UIF Global Real    0.85            0.35            0.66                --                 1.86(16)
 Estate Portfolio, Class II
 Shares
 Van Kampen UIF Mid Cap        0.75            0.35            0.31                --                 1.41(16)
 Growth Portfolio, Class II
 Shares
 Wanger International Small    0.91              --            0.10                --                 1.01
 Cap
 Wanger U.S. Smaller           0.90              --            0.05                --                 0.95
 Companies
 Wells Fargo Advantage VT      0.73            0.25            0.20                --                 1.18
 Opportunity Fund
 Wells Fargo Advantage VT      0.75            0.25            0.23                --                 1.23
 Small Cap Growth Fund



 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  * The Funds provided the information on their expenses and we have not independently verified the information.

 ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.
 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital Development Fund, Series II Shares.
 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.
 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.
 (5) The Dreyfus Corporation has agreed, until Dec. 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares.
 (6) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.
 (7) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.
 (8) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
 (9) The Fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's Board of Trustees.
(10) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.
(11) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2010, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.
(12) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.
(13) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.
(14) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.10% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund and 0.07% for RiverSource(R) Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for RiverSource(R) Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.
(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.83% for RiverSource(R) Variable Portfolio - Core Bond Fund, 1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(R) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(R) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.

(16) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   11

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                               1 YEAR       3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule        $1,497.82    $2,852.32    $4,053.76    $6,588.67
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule       1,397.82     2,752.32     3,853.76     6,388.67
 RAVA 4 SELECT                                     1,423.86     2,823.32     3,460.82     6,551.24
 RAVA 4 ACCESS                                       484.72     1,456.39     2,431.03     4,880.69

                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                  AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule      $697.82    $2,052.32    $3,353.76    $6,388.67
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule     697.82     2,052.32     3,353.76     6,388.67
 RAVA 4 SELECT                                   723.86     2,123.32     3,460.82     6,551.24
 RAVA 4 ACCESS                                   484.72     1,456.39     2,431.03     4,880.69

                                                           IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule        $1,477.32    $2,796.14    $3,968.61    $6,457.52
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule       1,377.32     2,696.14     3,768.61     6,257.52
 RAVA 4 SELECT                                     1,403.36     2,767.45     3,376.62     6,423.60
 RAVA 4 ACCESS                                       464.22     1,397.66     2,337.78     4,717.68

                                                    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                  AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule      $677.32    $1,996.14    $3,268.61    $6,257.52
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule     677.32     1,996.14     3,268.61     6,257.52
 RAVA 4 SELECT                                   703.36     2,067.45     3,376.62     6,423.60
 RAVA 4 ACCESS                                   464.22     1,397.66     2,337.78     4,717.68

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            IF YOU SURRENDER YOUR CONTRACT
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule          $961.75    $1,301.83    $1,565.32    $2,087.23
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule         861.75     1,201.83     1,365.32     1,887.23
 RAVA 4 SELECT                                       887.78     1,281.11       999.39     2,164.84
 RAVA 4 ACCESS                                       204.90       633.01     1,086.76     2,343.63

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule        $161.75    $501.83    $  865.32    $1,887.23
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule       161.75    501.83        865.32     1,887.23
 RAVA 4 SELECT                                     187.78    581.11        999.39     2,164.84
 RAVA 4 ACCESS                                     204.90    633.01      1,086.76     2,343.63


 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS


                                                             IF YOU SURRENDER YOUR CONTRACT
                                                       AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                    1 YEAR      3 YEARS      5 YEARS     10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule           $941.25    $1,239.12    $1,458.75    $1,863.72
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule          841.25     1,139.12     1,258.75     1,663.72
 RAVA 4 SELECT                                        867.28     1,218.72       893.94     1,946.83
 RAVA 4 ACCESS                                        184.40       570.84       982.05     2,129.16

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                   AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
 RAVA 4 ADVANTAGE
 With a ten-year surrender charge schedule         $141.25    $439.12    $758.75    $1,663.72
 RAVA 4 ADVANTAGE
 With a seven-year surrender charge schedule        141.25    439.12     758.75      1,663.72
 RAVA 4 SELECT                                      167.28    518.72     893.94      1,946.83
 RAVA 4 ACCESS                                      184.40    570.84     982.05      2,129.16

(1) In these examples, the contract administrative charge is estimated as a .018% charge for RAVA 4 Advantage, a .022% charge for RAVA 4 Select, and .039% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

CONDENSED FINANCIAL INFORMATION

You can find unaudited financial information for the subaccounts in Appendix F.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   13

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.


 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:


   - Compensating, training and educating financial advisors who sell the contracts.



   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.


   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).


   - Subaccounting, transaction processing, recordkeeping and administration.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   15

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT


The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT


For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)


THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)


 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

BUYING YOUR CONTRACT


You can fill out an application and send it along with your initial purchase payment to our office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts; additionally, optional living benefit riders are not available under RAVA 4 Access. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.


When you apply, you may select among the following:


- the regular fixed account(1), subaccounts and/or the special DCA fixed account in which you want to invest;


- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

- the optional PN program;

- one of the following optional death benefits:

   - ROPP Death Benefit(2);

   - MAV Death Benefit(2);

   - 5-Year MAV Death Benefit(2); and


- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:


   - Accumulation Benefit rider(3); or


   - SecureSource(SM) rider(3).


(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.
(2) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(3) You may select either the Accumulation Benefit or SecureSource(SM) rider. The Accumulation Benefit and SecureSource(SM) riders are only available if you are 80 or younger at the rider effective date. SecureSource(SM) - Joint Life rider is available if both covered spouses are 80 or younger.



The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")


If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   17

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than 13 months after the contract's effective date; and

- no later than your 90th birthday or the tenth contract anniversary, if purchased after age 80.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


If you select the SecureSource(SM) - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


PURCHASE PAYMENTS*

MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:

  $23.08 biweekly, or
  $50 per month

                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
If paying by any other method:
  initial payment for qualified annuities             $1,000            $2,000           $2,000
  initial payment for nonqualified annuities           2,000            10,000           10,000
  for any additional payments                             50                50               50

  * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without office approval) based on your age on the effective date of the contract:

                                                 RAVA 4 ADVANTAGE    RAVA 4 SELECT    RAVA 4 ACCESS
For the first year:
  through age 85                                     $999,999          $999,999         $999,999
  for ages 86 to 90                                   100,000           100,000          100,000
For each subsequent year:
  through age 85                                      100,000           100,000          100,000
  for ages 86 to 90                                    50,000            50,000           50,000


 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

*** These limits apply in total to all RiverSource Life of NY annuities you own.
    We reserve the right to increase maximum limits. For qualified annuities the the Code's limits on annual contributions also apply. We also reserve the right to restrict the cumulative purchase payments for contracts with the GWB for Life rider or SecureSource(SM) rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date and each elective step up of the Accumulation Benefit rider.


We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1  BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS

PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

 -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

 -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

 -- if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

 -- if you elect the ten-year surrender charge schedule for your contract.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   19

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.


We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS

If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


 20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                RAVA 4 ADVANTAGE                 RAVA 4 SELECT                 RAVA 4 ACCESS
 For nonqualified annuities                          1.05%                           1.30%                         1.45%
 For qualified annuities                              .85%                           1.10%                         1.25%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners lives. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.


You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource(SM) rider:



CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE(SM) RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   21

CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE(SM) RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

           SEVEN-YEAR SCHEDULE                           TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                          NUMBER OF COMPLETED
YEARS FROM DATE OF EACH   SURRENDER CHARGE   YEARS FROM DATE OF EACH   SURRENDER CHARGE
   PURCHASE PAYMENT          PERCENTAGE         PURCHASE PAYMENT          PERCENTAGE
           0                     7%                     0                     8%
           1                     7                      1                     8
           2                     7                      2                     8
           3                     6                      3                     7
           4                     5                      4                     7
           5                     4                      5                     6
           6                     2                      6                     5
           7+                    0                      7                     4
                                                        8                     3
                                                        9                     2
                                                       10+                    0

SURRENDER CHARGE UNDER RAVA 4 SELECT:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                            CONTRACT YEAR                                          SURRENDER CHARGE PERCENTAGE
                                  1                                                             7%
                                  2                                                             7
                                  3                                                             7
                                  Thereafter                                                    0




 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;


- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;



- if you elected the GWB for Life rider or SecureSource(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;


- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;


- amounts we refund to you during the free look period*;

- death benefits*;


- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and



- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   23

ACCUMULATION BENEFIT RIDER FEE


We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.


If you choose the Elective Step Up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and elective spousal continuation step ups, this change will be in effect for the entire contract year.


The fee does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with SecureSource(SM) riders.


GWB FOR LIFE RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.


Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.

We will not change the GWB for Life rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


 24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.


(1) Effective Sept. 10, 2007, this rider is no longer available for sale.



SECURESOURCE(SM) RIDER FEE



We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it(1). The rider fee is the same whether you select the SecureSource(SM) -- Single Life rider or the SecureSource(SM) -- Joint Life rider.



The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.



Once you elect a SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) -- Single Life rider charge will not exceed a maximum charge of 1.50%. The SecureSource(SM) -- Joint Life rider charge will not exceed a maximum charge of 1.50%.



We will not change the SecureSource(SM) rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;



(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;



(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;



(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.



If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.



The fee does not apply after annuity payouts begin.



(1) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with the Accumulation Benefit rider.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   25

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date.


MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.

5-YEAR MAV RIDER FEE
We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


 26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

- minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   27

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;


- the ROPP rider fee (if selected);



- the MAV rider fee (if selected);



- the 5-Year MAV rider fee (if selected);



- the Accumulation Benefit rider fee (if selected);



- the GWB for Life rider fee (if selected); and/or



- the SecureSource(SM) rider fee (if selected).


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


 28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource(SM), Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal
number                                                                                               NUMBER
of dollars each month                            AMOUNT                  ACCUMULATION                OF UNITS
....                         MONTH                INVESTED                UNIT VALUE                  PURCHASED
                             Jan                   $100                      $20                       5.00
                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price
is low...
                             Mar                    100                       17                       5.88
                             Apr                    100                       15                       6.67
                             May                    100                       16                       6.25
                             June                   100                       18                       5.56
                             July                   100                       17                       5.88
and fewer units
when the per unit
market price is high.
                             Aug                    100                       19                       5.26
                             Sept                   100                       21                       4.76
                             Oct                    100                       20                       5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.


SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.


- You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   29

- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.


- Fundings from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).


- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect.)


- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.


The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life or SecureSource(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



 30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   31

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.


PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the regular fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.


Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.



 32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life rider or SecureSource(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource(SM) rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource(SM) rider, we reserve the right to limit the number of model portfolios from which you can select. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;


- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER, GWB FOR LIFE RIDER OR SECURESOURCE(SM) RIDER



If you purchase the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource(SM) rider you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   33

- GWB FOR LIFE OR SECURESOURCE(SM) RIDER: The GWB for Life or SecureSource(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to certain restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource(SM) rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Benefit rider or the optional GWB for Life rider or the optional SecureSource(SM) rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. The PN program will terminate on the date you make a full surrender from your contract or on your settlement date.


TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.

- You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.


 34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

FOR RAVA 4 ACCESS

- Before annuity payouts begin, you may transfer contract values between the subaccounts.

- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   35

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


 36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:     Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

MINIMUM AMOUNT

Transfers or surrenders:     $50

MAXIMUM AMOUNT

Transfers or surrenders:     None (except for automated transfers from the
regular fixed account)

3  BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                  Contract value or entire account balance

Surrenders:                 $50,000


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   37

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource(SM) rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource(SM) rider, your benefits under the rider may be reduced (see "Optional Benefits"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request to specifically surrender from a Special DCA fixed account.. If you elected a SecureSource(SM) rider, the minimum contract value is zero and you do not have the option to request from which account to surrender.


RECEIVING PAYMENT

1  BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2  BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.


NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.



 38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  -- you are at least age 59 1/2;

  -- you are disabled as defined in the Code;

  -- you severed employment with the employer who purchased the contract; or

  -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource(SM) or Accumulation Benefit rider.


CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   39

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life(SM) or SecureSource(SM). If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life(SM) or SecureSource(SM) -- Single Life rider will continue upon change of ownership. The SecureSource(SM) -- Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


 40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal; or

- purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS

                                    PS X DB

                                       CV

     PS  = the partial surrender including any applicable surrender charge.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                              $20,000
minus adjusted partial surrenders, calculated as:
$1,500 X $20,000
----------------  =
$18,000                                                                              - 1,667
                                                                                     -------
for a death benefit of:                                                              $18,333

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal; or

   - purchase payments minus adjusted partial surrenders.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   41

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource(SM) -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource(SM) rider, if selected, will terminate.


QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

   - contract value, less any purchase payment credits subject to reversal; or

   - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource(SM) -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource(SM) rider, if selected, will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders.


 42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                    PS X DB

                                       CV

     PS  = the partial surrender including any applicable surrender charge.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP

- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)


The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


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TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)


The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.


If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV

- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.


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- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS


SECURESOURCE(SM) RIDERS



THE SECURESOURCE(SM) RIDERS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.



There are two optional SecureSource(SM) riders available under your contract:



- SecureSource(SM) -- Single Life; or



- SecureSource(SM) -- Joint Life.



The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.



The SecureSource(SM) -- Single Life rider covers one person. The SecureSource(SM)-- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) -- Single Life rider or the SecureSource(SM) -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if(1):



- SINGLE LIFE: you are 80 or younger on the contract issue date, or, if an owner is a non natural person, then the annutitant is age 80 or younger on the contract issue date; or



- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.



(1) The SecureSource(SM) rider is not available under an inherited qualified annuity.



The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:



- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.



- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.



Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.



For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



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Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:



(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment
    (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount
    (RBA)." See these headings below for more information.



(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:



- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);



- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).



Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.



Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:



- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);



- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).



Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:



- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.



If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:



- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;



- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.



If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).



Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.



If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").



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The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").



If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.



You should consider whether a SecureSource(SM) rider is appropriate for you because:



- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:



(a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners the rider may terminate or the lifetime withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).



   JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).



(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.



(c) When the lifetime withdrawal benefit is first established, the initial ALP is based on



   (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or



   (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).



   Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.



(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.



- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").



  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.



  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.



After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:



(a) the total GBA will be reset to the lesser of its current value or the contract value; and



(b) the total RBA will be reset to the lesser of its current value or the contract value; and



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(c) the ALP, if established, will be reset to the lesser of its current value or
6% of the contract value; or:



- Single Life: 6%;



- Joint Life: 5.5%



of the contract value; and



(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and



(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and



(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.



You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) -- Single Life rider or the SecureSource(SM) -- Joint Life rider. If you elect the SecureSource(SM) rider, you may not elect the Accumulation Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).



- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit requires that the surviving covered spouse continue the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. Ownerships that include anyone other than the original two spouses or their revocable trust(s) will not be allowed. In general, a spouse who is not a joint owner must be named as the sole primary beneficiary at contract issue. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. No other trust ownerships are allowed.



  If you select the SecureSource(SM) -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative additional purchase payments to $100,000.



- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



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


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix D for additional information.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.



KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:



WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.



WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.



GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.



- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



   (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.



   (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



GBA EXCESS WITHDRAWAL PROCESSING



The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   49

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.



- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



   (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.



   (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



RBA EXCESS WITHDRAWAL PROCESSING



The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:



  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and



  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.



During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.



THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At contract issue -- the GBP is established as 7% of the GBA value.



- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.



- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



 50 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- When you make a withdrawal at any time and the amount withdrawn is:



   (a) less than or equal to the total RBP -- the GBP remains unchanged.



   (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.



THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.



- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).



- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.



- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.



JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):



- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.



- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.



ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:



- SINGLE LIFE: death; or



- JOINT LIFE: death of the last surviving covered spouse; or



- the RBA is reduced to zero.



The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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


During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.



THE ALP IS DETERMINED AT THE FOLLOWING TIMES:



- SINGLE LIFE: The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.



- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:



   (a) the rider effective date if the younger covered spouse has already reached age 68.



   (b) the rider anniversary following the date the younger covered spouse reaches age 68.



   (c) upon the first death of a covered spouse, then



       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or



       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or



       (3) the rider anniversary following the date the surviving covered spouse reaches age 68.



   (d) Following dissolution of marriage of the covered spouses,



       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or



       (2) the rider anniversary following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.



- When you make additional purchase payments -- each additional purchase payment increases the ALP by:



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



of the sum of the purchase payment plus any purchase payment credits.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).



- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by;



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



The step up reversal will only happen once during the waiting period, when the first withdrawal is made.



- When you make a withdrawal at any time and the amount withdrawn is:



   (a) less than or equal to the RALP -- the ALP remains unchanged.



   (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



ALP EXCESS WITHDRAWAL PROCESSING



The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or:



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



of the contract value immediately following the withdrawal.



 52 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.



- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:



- The RALP is established at the same time as the ALP, and:



   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



of purchase payments, plus purchase payment credit, multiplied by 6%.



   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.



- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by:



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



- At the beginning of any other contract year -- the RALP is set equal to ALP.



- When you make additional purchase payments -- each additional purchase payment increases the RALP by:



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



of the sum of the purchase payment amount plus any purchase payment credit.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:



- The RMD is for your contract alone;



- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and



- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.



Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.



STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.



The annual step up may be available as described below, subject to the following rules:



- The annual step up is effective on the step up date.



- Only one step up is allowed each contract year.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   53

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.



- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



of the contract value is greater than the ALP, if established, on the step up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.



- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.



The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:



- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.



- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.



- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.



- The total RBP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.



  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.



- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:



- SINGLE LIFE: 6%;



- JOINT LIFE: 5.5%



of the contract value on the step up date.



- The RALP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.



  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.



SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:



SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:



- The GBA, RBA and GBP values remain unchanged.



- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.



 54 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.



JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.



SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.



RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.



IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:



1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:



   (a) receive the remaining schedule of GBPs until the RBA equals zero; or



   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:



   (a) the remaining schedule of GBPs until the RBA equals zero; or



   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or



   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:



- SINGLE LIFE: covered person;



- JOINT LIFE: last surviving covered spouse.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   55

Under any of these scenarios:



- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate; and



- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:



- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.



- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.



AT DEATH:



SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.



If the contract value equals zero and the death benefit becomes payable, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.



- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.



- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.



If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.



If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.



If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the RBA equals zero, the benefit terminates. No further payments will be made.



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ANNUITY NEW YORK -- PROSPECTUS

CONTRACT OWNERSHIP CHANGE:



SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows:



- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.



- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.



JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.



REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.



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


RIDER TERMINATION



The SecureSource(SM) rider cannot be terminated either by you or us except as follows:



1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:



   (a) any one other than your spouse continues the contract, or



   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.



2. JOINT LIFE: After the death benefit is payable the rider will terminate if:



   (a) any one other than a covered spouse continues the contract, or



   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.



3. Annuity payouts under an annuity payout plan will terminate the rider.



4. Termination of the contract for any reason will terminate the rider.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities, except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.


If you are 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional SecureSource(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.


You should consider whether an Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and regular fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;


 58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").


Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.


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

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix D.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER


THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.



The GWB for Life rider is an optional benefit that was offered for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date (1).



(1) The GWB for Life Rider is not available for RAVA 4 Access.



You must elect the GWB for Life rider when you purchase your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. It is not available under an inherited qualified annuity.


The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.


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ANNUITY NEW YORK -- PROSPECTUS

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Covered Person", and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.


If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").


The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").


If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.



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

You should consider whether the GWB for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:


  (a) Once the contract equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living, (except if the contract is continued under the spousal continuation provision of the contract).


  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.


- USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") We reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.


  You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities.") Withdrawals before age 59 1/2 may incur a10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take surrender is restricted (see "TSA -- Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.


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KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.


PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge.


WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.


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

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.


- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.



- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment's amount plus any purchase payment credit, multiplied by 7%.


- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.


- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.


- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.


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

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.


- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.


- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.


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

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:


  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.


  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.


- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credits, multiplied by 6%.


- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headlines below.)

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone; and

- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.


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ANNUITY NEW YORK -- PROSPECTUS

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.


- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:


- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.


- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.


- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.


- The RALP will be reset as follows:

  a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.


SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:


- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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


SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.


If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.


It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.



At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.



IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:



1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:


   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.


2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:


   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.


3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.


Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).


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

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows:



- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.


- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").


This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.



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This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The GWB for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.


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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


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- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource(SM) rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the regular fixed account, subaccounts and/or Special DCA fixed account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life or SecureSource(SM) rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life or SecureSource(SM) rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.



WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life or SecureSource(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien. Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);


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- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life or SecureSource(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy(or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is an RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:


- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, ACCUMULATION BENEFIT, GWB FOR LIFE OR SECURESOURCE(SM)): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


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RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


 76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT


- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   77

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.


PAYMENTS TO FINANCIAL ADVISORS



- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its financial advisors.



- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.


ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, FINRA and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


 78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  A I M Advisors, Inc.
Appreciation Fund, Series II  stocks of companies likely to benefit from new
Shares                        or innovative products, services or processes as
                              well as those with above-average long-term
                              growth and excellent prospects for future
                              growth. The fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital Development  Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Fund, Series II Shares        in securities (including common stocks,
                              convertible securities and bonds) of small- and
                              medium-sized companies. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Financial Services   Capital Growth. Actively managed. The fund        A I M Advisors, Inc.
Fund,                         normally invests at least 80% of its net assets
Series II Shares              in the equity securities and equity related
                              instruments of companies involved in the
                              financial services sector. These companies
                              include, but are not limited to, banks,
                              insurance companies, investment and
                              miscellaneous industries, and Suppliers to
                              financial services companies. The fund may
                              invest up to 25% of its assets in securities of
                              non-US issuers. Securities of Canadian issuers
                              and American Depositary Receipts are not subject
                              to this 25% limitation.
AIM V.I. Global Health        Capital Growth. The fund seeks to meet its        A I M Advisors, Inc.
Care Fund,                    objective by investing, normally, at least 80%
Series II Shares              of its assets in securities of health care
                              industry companies. The fund may invest up to
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I. International        Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Growth Fund,                  in a diversified portfolio of international
Series II Shares              equity securities, whose issuers are considered
                              to have strong earnings momentum. The fund may
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein VPS Global  Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
Technology Portfolio (Class   least 80% of its net assets in securities of
B)                            companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein VPS Growth  Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
and Income Portfolio (Class   in the equity securities of domestic companies
B)                            that the Advisor deems to be undervalued.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   79

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AllianceBernstein VPS         Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
International Value           in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.
AllianceBernstein VPS Large   Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
Cap Growth Portfolio (Class   in equity securities of U.S. companies. Unlike
B)                            most equity funds, the Portfolio focuses on a
                              relatively small number of intensively
                              researched companies.
American Century VP           Long-term capital growth with income as a         American Century Investment Management,
Mid Cap Value, Class II       secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP Value,    Long-term capital growth, with income as a        American Century Investment Management,
Class II                      secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Columbia High Yield Fund,     High level of current income with capital         Columbia Management Advisors, LLC
Variable Series, Class B      appreciation as a secondary objective when
                              consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its
                              net assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or
                              unrated securities which the Fund's investment
                              advisor has determined to be of comparable
                              quality. No more than 10% of the Fund's total
                              assets will normally be invested in securities
                              rated CCC or lower by S&P or Caa or lower by
                              Moody's.
Columbia Marsico              Long-term growth of capital. The Fund invests     Columbia Management Advisors, LLC
Growth Fund, Variable         primarily in equity securities of                 (advisor); Marsico Capital Management,
Series, Class A               large-capitalization companies that are selected  LLC (sub-advisor)
                              for their growth potential. It generally holds a
                              core position of between 35 and 50 common
                              stocks. It may hold up to 25% of its assets in
                              foreign securities.


 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Columbia Marsico              Long-term growth of capital. The Fund normally    Columbia Management Advisors, LLC
International                 invests at least 65% of its assets in common      (advisor); Marsico Capital Management,
Opportunities Fund,           stocks of foreign companies. While the Fund may   LLC (sub-advisor)
Variable Series, Class B      invest in companies of any size, it focuses on
                              large companies. These companies are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States and generally holds a core position of 35
                              to 50 common stocks. The Fund may invest in
                              common stocks of companies operating in emerging
                              markets.
Credit Suisse Trust -         Total Return Invests in commodity-linked          Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed by a portfolio of
Portfolio                     short-maturity investment-grade fixed income
                              securities normally having an average duration
                              of one year or less.
Dreyfus Variable Investment   Capital growth. To pursue this goal, the          The Dreyfus Corporation, investment
Fund                          portfolio primarily invests in growth stocks of   adviser
International Equity          foreign companies. Normally, the portfolio
Portfolio, Service Shares     invests at least 80% of its assets in stocks,
                              including common stocks, preferred stocks and
                              convertible securities, including those
                              purchased in initial public offering.
Dreyfus Variable              Long-term capital growth. To pursue this goal,    The Dreyfus Corporation
Investment Fund               the portfolio normally invests at least 80% of
International Value           its assets in stocks. The portfolio ordinarily
Portfolio, Service Shares     invests most of its assets in securities of
                              foreign companies which Dreyfus considers to be
                              value companies. The portfolio's stock
                              investments may include common stocks, preferred
                              stocks and convertible securities, including
                              those purchased in initial public offerings or
                              shortly thereafter. The portfolio may invest in
                              companies of any size. The portfolio may also
                              invest in companies located in emerging markets.
Eaton Vance VT                High level of current income. Non-diversified     Eaton Vance Management
Floating-Rate                 mutual fund that normally invests primarily in
Income Fund                   senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated
                              with having high risk, speculative
                              characteristics. Investments are actively
                              managed, and may be bought or sold on a daily
                              basis (although loans are generally held until
                              repaid). The investment adviser's staff monitors
                              the credit quality of the Fund holdings, as well
                              as other investments that are available. The
                              Fund may invest up to 25% of its total assets in
                              foreign securities and may engage in certain
                              hedging transactions.
Evergreen VA Fundamental      Capital growth with the potential for current     Evergreen Investment Management
Large Cap Fund - Class 2      income. Invests primarily in common stocks of     Company, LLC
                              large U.S. companies whose market
                              capitalizations measured at time of purchase
                              fall within the market capitalization range of
                              the companies tracked by the Russell 1000(R)
                              Index.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   81

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Evergreen VA                  Long-term capital growth, with modest income as   Evergreen Investment Management
International Equity Fund     a secondary objective. The Fund seeks to achieve  Company, LLC
- Class 2                     its goal by investing primarily in equity
                              securities issued by established, quality
                              non-U.S. companies located in countries with
                              developed markets and may purchase securities
                              across all market capitalizations. The Fund may
                              also invest in emerging markets.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub- investment advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class 2     primarily in common stocks. Normally invests at   Far East, sub-investment advisers.
                              least 80% of assets in securities of companies
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     FMR, investment manager; FMR U.K., FMR
Portfolio Service Class 2     primarily in common stocks of foreign             Far East, Fidelity International
                              securities. Normally invests at least 80% of      Investment Advisors (FIIA) and FIIA
                              assets in non-U.S. securities.                    U.K., sub-investment advisers.
FTVIPT Franklin Global Real   High total return. The Fund normally invests at   Franklin Templeton Institutional, LLC
Estate Securities             least 80% of its net assets in investments of
Fund - Class 2                companies located anywhere in the world that
                              operate in the real estate sector.
(previously FTVIPT
Franklin Real Estate
Fund - Class 2)
FTVIPT Franklin Small         Long-term total return. The Fund normally         Franklin Advisory Services, LLC
Cap Value Securities          invests at least 80% of its net assets in
Fund - Class 2                investments of small capitalization companies,
                              and normally invests predominantly in equity
                              securities. The Fund invests mainly in equity
                              securities of companies that the manager
                              believes are undervalued.
FTVIPT Mutual Shares          Capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Securities Fund - Class 2     goal. The Fund normally invests primarily in
                              equity securities of companies that the manager
                              believes are undervalued. The Fund also invests,
                              to a lesser extent in risk arbitrage securities
                              and distressed companies.


 82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT             Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
Structured U.S. Equity        The Fund invests, under normal circumstances, at
Fund - Institutional          least 90% of its total assets (not including
Shares                        securities lending collateral and any investment
                              of that collateral) measured at time of purchase
                              ("Total Assets") in a diversified portfolio of
                              equity investments in U.S. issuers, including
                              foreign companies that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances, the Fund will
                              invest at least 95% of its net assets plus any
                              borrowings for investment purposes (measured at
                              the time of purchase) in such equity
                              investments. The Fund's investments are selected
                              using both a variety of quantitative techniques
                              and fundamental research in seeking to maximize
                              the Fund's expected return, while maintaining
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The Fund seeks a broad representation in most
                              major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields. The Fund is not required to
                              limit its investments to securities in the S&P
                              500 Index. The Fund's investments in
                              fixed-income securities are limited to
                              securities that are considered cash equivalents.
Janus Aspen Series            Long-term growth of capital in a manner           Janus Capital
Large Cap Growth              consistent with the preservation of capital.
Portfolio: Service Shares     Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Legg Mason Partners           Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Variable Small Cap            circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Growth Portfolio, Class I     its net assets in equity securities of companies  subadviser with small market capitalizations and related
Legg Mason Partners           investments.
Variable Small Cap
Growth Portfolio, Class II
merged into this fund on
April 27, 2007.
MFS(R) Investors Growth       Capital appreciation. Normally invests at least   MFS Investment Management(R)
Stock Series -                80% of the fund's net assets in equity
Service Class                 securities of companies MFS believes to have
                              above average earnings growth potential compared
                              to other companies (growth companies).
MFS(R) Total Return Series    Total return. Invests primarily in equity and     MFS Investment Management(R)
- Service Class               fixed income securities. MFS invests between 40%
                              and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R) Utilities Series -     Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   83

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust              mainly in foreign companies of any size,
International Portfolio       including companies in developed and emerging
(Class S)                     industrialized markets. The Fund defines a
                              foreign company as one that is organized outside
                              of the United States and conducts the majority
                              of its business abroad. The Fund seeks to reduce
                              risk by diversifying among many industries.
                              Although it has the flexibility to invest a
                              significant portion of its assets in one country
                              or region, it generally intends to remain well-
                              diversified across countries and geographical
                              regions.
Neuberger Berman Advisers     Long-term growth of capital. The Fund invests     Neuberger Berman Management Inc.
Management Trust Socially     mainly in common stocks of mid- to
Responsive Portfolio (Class   large-capitalization companies. The Fund seeks
S)                            to reduce risk by investing across many
                              different industries. The Portfolio Managers
                              employ a research driven and valuation sensitive
                              approach to stock selection. They seek to
                              identify stocks in well-positioned businesses
                              that they believe are undervalued in the market.
                              They look for solid balance sheets, strong
                              management teams with a track record of success,
                              good cash flow, the prospect for above average
                              earnings growth, and other valuation related
                              factors.
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer Strategic Bond    High level of current income principally derived  OppenheimerFunds, Inc.
Fund/VA, Service Shares       from interest on debt securities. Invests mainly
                              in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
Oppenheimer Value             Long-term growth of capital with realization of   OppenheimerFunds, Inc.
Fund/VA, Service Shares       current income as a secondary consideration.
                              Invests mainly in common stocks of different
                              capitalization ranges, and currently emphasize
                              large capitalization stocks.


 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StockPLUS(R) TR
                              Strategy, Far East (ex-Japan) StocksPLUS(R) TR
                              Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
RiverSource                   Maximum total investment return through a         RiverSource Investments, LLC
Variable Portfolio -          combination of capital growth and current
Balanced Fund                 income. Invests primarily in a combination of
                              common and preferred stocks, bonds and other
                              debt securities. Under normal market conditions,
                              at least 50% of the Fund's total assets are
                              invested in common stocks and no less than 25%
                              of the Fund's total assets are invested in debt
                              securities. The Fund may invest up to 25% of its
                              total assets in foreign investments.
RiverSource                   Maximum current income consistent with liquidity  RiverSource Investments, LLC
Variable Portfolio -          and stability of principal. Invests primarily in
Cash Management Fund          money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RiverSource                   High total return through current income and      RiverSource Investments, LLC
Variable Portfolio -          capital appreciation. Under normal market
Core Bond Fund                conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              Although the Fund is not an index fund, it
                              invests primarily in securities like those
                              included in the Lehman Brothers Aggregate Bond
                              Index ("the Index"), which are investment grade
                              and denominated in U.S. dollars. The Index
                              includes securities issued by the U.S.
                              government, corporate bonds, and mortgage- and
                              asset-backed securities. The Fund will not
                              invest in securities rated below investment
                              grade, although it may hold securities that have
                              been downgraded.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   85

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource                   High level of current income while attempting to  RiverSource Investments, LLC
Variable Portfolio -          conserve the value of the investment for the
Diversified Bond Fund         longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds.
RiverSource                   High level of current income and, as a secondary  RiverSource Investments, LLC
Variable Portfolio -          goal, steady growth of capital. Under normal
Diversified Equity            market conditions, the Fund invests at least 80%
Income Fund                   of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its total assets in foreign investments.
RiverSource                   Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable Portfolio -          primarily invested in equity securities of        Threadneedle International Limited, an
Emerging Markets Fund         emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, subadviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RiverSource                   Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable Portfolio -          primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Fundamental Value Fund        companies. Under normal market conditions, the    subadviser.
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at
                              least $5 billion at the time of the Fund's
                              investment.
RiverSource                   High total return through income and growth of    RiverSource Investments, LLC
Variable Portfolio -          capital. Non-diversified mutual fund that
Global Bond Fund              invests primarily in debt obligations of U.S.
                              and foreign issuers. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in investment-grade corporate or
                              government debt obligations including money
                              market instruments of issuers located in at
                              least three different countries.
RiverSource                   Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Variable Portfolio -          over the long-term. Non-diversified mutual fund
Global Inflation Protected    that, under normal market conditions, invests at
Securities Fund               least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.


 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource                   Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Variable Portfolio -          common stocks and securities convertible into
Growth Fund                   common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
RiverSource                   Currently:                                        RiverSource Investments, LLC
Variable Portfolio -          High current income, with capital growth as a
High Yield Bond Fund          secondary objective. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in high-yielding, high-risk corporate
                              bonds (junk bonds) issued by U.S. and foreign
                              companies and governments.
                              Effective Oct. 1, 2007:
                              High current income, with capital growth as a
                              secondary objective. Under normal market
                              conditions, the Fund will invest at least 80% of
                              its net assets in high-yield debt instruments
                              (commonly referred to as "junk") including
                              corporate debt securities as well as bank loans
                              rated below investment grade by a nationally
                              recognized statistical rating organization, or
                              if unrated, determined to be of comparable
                              quality. Up to 25% of the Fund may be invested
                              in high yield debt instruments of foreign
                              issuers.
RiverSource                   Currently:                                        RiverSource Investments, LLC
Variable Portfolio -          High total return through current income and
Income Opportunities          capital appreciation. Under normal market
Fund                          conditions, invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security.
                              Effective Sept. 28, 2007:
                              High total return through current income and
                              capital appreciation. Under normal market
                              conditions, the Fund's assets are invested
                              primarily in income-producing debt securities,
                              with an emphasis on the higher rated segment of
                              the high-yield (junk bond) market. These income-
                              producing debt securities include corporate debt
                              securities as well as bank loans. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security. Up
                              to 25% of the Fund may be in foreign
                              investments.
RiverSource                   Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Variable Portfolio -          equity securities of foreign issuers that are     Threadneedle International Limited, an
International Opportunity     believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
Fund                          Fund may invest in developed and in emerging      Ameriprise Financial, subadviser.
                              markets.
RiverSource                   Capital appreciation. Under normal market         RiverSource Investments, LLC
Variable Portfolio -          conditions, the Fund invests at least 80% of its
Large Cap Equity Fund         net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   87

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource                   Long-term growth of capital. Under normal market  RiverSource Investments, LLC
Variable Portfolio -          conditions, the Fund invests at least 80% of its
Large Cap Value Fund          net assets in equity securities of companies
                              with a market capitalization greater than $5
                              billion. The Fund may also invest in
                              income-producing equity securities and preferred
                              stocks.
RiverSource                   Growth of capital. Under normal market            RiverSource Investments, LLC
Variable Portfolio -          conditions, the Fund invests at least 80% of its
Mid Cap Growth Fund           net assets at the time of purchase in equity
                              securities of mid capitalization companies. The
                              investment manager defines mid-cap companies as
                              those whose market capitalization (number of
                              shares outstanding multiplied by the share
                              price) falls within the range of the Russell
                              Midcap(R) Growth Index.
RiverSource                   Long-term growth of capital. Under normal         RiverSource Investments, LLC
Variable Portfolio -          circumstances, the Fund invests at least 80% of
Mid Cap Value Fund            its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.
RiverSource                   Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Variable Portfolio -          to provide investment results that correspond to
S&P 500 Index Fund            the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RiverSource                   Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio -          in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Select Value Fund             well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       subadvisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range
                              of the Russell 3000(R) Value Index.
RiverSource                   High level of current income and safety of        RiverSource Investments, LLC
Variable Portfolio -          principal consistent with investment in U.S.
Short Duration U.S.           government and government agency securities.
Government Fund               Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RiverSource                   Long-term capital growth. Under normal market     RiverSource Investments, LLC, adviser;
Variable Portfolio -          conditions, at least 80% of the Fund's net        Kenwood Capital Management LLC,
Small Cap Advantage           assets are invested in equity securities of       subadviser
Fund                          companies with market capitalization of up to $2
                              billion or that fall within the range of the
                              Russell 2000(R) Index at the time of investment.


 88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FUND                          INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource                   Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio -          market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Small Cap Value Fund          net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
                              time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
                              that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index.                              subadvisers
Van Kampen Life               Capital growth and income through investments in  Van Kampen Asset Management
Investment Trust              equity securities, including common stocks,
Comstock Portfolio,           preferred stocks and securities convertible into
Class II Shares               common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to possess
                              the potential for capital growth and income.
Van Kampen UIF Global         Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Real Estate Portfolio,        primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Class II Shares               the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              foreign real estate companies.                    sub-advisers
Van Kampen UIF Mid            Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Cap Growth Portfolio,         growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
Class II Shares               cap companies and foreign companies, including
                              emerging market securities.
Wanger International          Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Small Cap                     in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.
Wells Fargo Advantage         Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
VT Opportunity Fund           principally in equity securities of               adviser; Wells Capital Management
                              medium-capitalization companies, defined as       Incorporated, subadviser.
                              those within the range of market capitalizations
                              of companies in the Russell Midcap(R) Index. We
                              reserve the right to hedge the portfolio's
                              foreign currency exposure by purchasing or
                              selling currency futures and foreign currency
                              forward contracts. However, under normal
                              circumstances, we will not engage in extensive
                              foreign currency hedging.
Wells Fargo Advantage         Long-term capital appreciation. Invests           Wells Fargo Funds Management, LLC,
VT Small Cap Growth           principally in equity securities of               adviser; Wells Capital Management
Fund                          small-capitalization companies that we believe    Incorporated, subadviser.
                              have above-average growth potential. We define
                              small-capitalization companies as those with
                              market capitalizations at the time of purchase
                              of less than $2 billion.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   89

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the TFA that is from Purchase
       Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                             PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%    = the premium ratio
STEP 4.We calculate Chargeable Purchase Payments
       being Surrendered (CPP):
                                  CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00


 90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:


This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:


- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the TFA that is from Purchase
       Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3.We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4.We calculate the Chargeable Purchase Payments
       being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.59)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   91

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
            Contract Value at time of full surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the Contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the TFA and Amount Free that is
       from Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =     120,000.00     80,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        the surrender
                                                 PR =           100%          100%
STEP 4.We calculate Chargeable Purchase Payments
       being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =           100%          100%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =     100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:     100,000.00     91,500.00
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:       7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:             120,000.00     80,000.00
                          Contract Value Surrendered:      (7,000.00)    (6,405.00)
      Contract Charge (assessed upon full surrender):         (30.00)       (30.00)
                         Net Full Surrender Proceeds:     112,970.00     73,565.00


 92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------------------------------------------------
                                                          CONTRACT       CONTRACT
                                                          WITH GAIN     WITH LOSS
         Contract Value at time of partial surrender:    $120,000.00    $80,000.00
                 Contract Value on prior anniversary:     115,000.00     85,000.00
STEP 1.We determine the Total Free Amount (TFA)
       available in the contract as the greatest of
       the earnings or 10% of the prior anniversary
       value:
                            Earnings in the contract:      20,000.00          0.00
       10% of the prior anniversary's contract value:      11,500.00      8,500.00
                                                         -----------    ----------
                                   Total Free Amount:      20,000.00      8,500.00
STEP 2.We determine the Amount Free that is from
       Purchase Payments:
                                   Total Free Amount:      20,000.00      8,500.00
                            Earnings in the contract:      20,000.00          0.00
      Purchase Payments being Surrendered Free (PPF):           0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                        PR = [WD-TFA] / [CV-TFA]
                                                 WD =      50,000.00     50,000.00    = the amount of the surrender
                                                TFA =      20,000.00      8,500.00    = the total free amount, step 1
                                                 CV =     120,000.00     80,000.00    = the contract value at the time of
                                                                                        surrender
                                                 PR =            30%           58%    = the premium ratio
STEP 4.We calculate the Chargeable Purchase Payments
       being Surrendered (CPP):
                        CPP = PR X (PP-PPF)
                                                 PR =            30%           58%    = premium ratio, step 3
                                                 PP =     100,000.00    100,000.00    = purchase payments not previously
                                                                                        surrendered
                                                PPF =           0.00      8,500.00    = purchase payments being
                                                                                        surrendered free, step 2
                                                CPP =      30,000.00     53,108.39    = chargeable purchase payments being
                                                                                        surrendered
STEP 5. We calculate the Surrender Charges:
                        Chargeable Purchase Payments:      30,000.00     53,108.39
                         Surrender Charge Percentage:             7%            7%
                                    Surrender Charge:          2,100         3,718
STEP 6. We calculate the Net Surrender Value:
                          Contract Value Surrendered:      50,000.00     50,000.00
                                    Surrender Charge:      (2,100.00)    (3,717.00)
                         Net Full Surrender Proceeds:      47,900.00     46,282.41


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   93

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit as follows:

     The total purchase payments minus adjustments for partial surrenders:

    Total purchase payments                                       $20,000
    minus adjusted partial surrenders, calculated as:
    $1,500 X $20,000
    ----------------- =                                            -1,667
        $18,000                                                   -------
    for a death benefit of:                                       $18,333

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

     We calculate the death benefit as follows:

    The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your contract anniversary contract values:        $24,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $24,000
    ----------------- =                                            -1,636
        $22,000                                                  --------
    for a death benefit of:                                       $22,364


 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

    We calculate the death benefit as follows:
    The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
    Greatest of your 5-year contract anniversary contract
      values:                                                     $30,000
    plus purchase payments made since that anniversary:                +0
    minus adjusted partial surrenders, calculated as:
    $1,500 X $30,000
    ----------------- =                                            -1,800
        $25,000                                                  --------
    for a death benefit of:                                       $28,200


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   95

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT RIDER

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option

- The Accumulation Benefit rider fee is 0.60%.

                        ASSUMED NET      PARTIAL SURRENDER        ADJUSTED                   ACCUMULATION
END OF CONTRACT YEAR   RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER    MCAV     BENEFIT AMOUNT   CONTRACT VALUE
          1                  12%                   0                    0         100,000            0          111,328
          2                  15%                   0                    0         102,422            0          127,259
          3                   3%                   0                    0         104,861            0          130,290
          4                  -8%                   0                    0         104,861            0          119,148
          5                 -15%                   0                    0         104,861            0          100,647
          6                  20%               2,000                2,084         102,778            0          117,666
          7                  15%                   0                    0         108,252            0          134,504
          8                 -10%                   0                    0         108,252            0          120,327
          9                 -20%               5,000                4,498         103,754            0           91,639
         10                 -12%                   0                    0         103,754       23,734          103,754


 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        7,000         92,000      100,000       93,000      7,000        0
 1                0            0         91,000      100,000       93,000      7,000    7,000
 1.5              0        7,000         83,000      100,000       86,000      7,000        0
 2                0            0         81,000      100,000       86,000      7,000    7,000
 5                0            0         75,000      100,000       86,000      7,000    7,000
 5.5              0        5,160         70,000      100,000       80,840      7,000    1,840
 6                0            0         69,000      100,000       80,840      7,000    7,000
 6.5              0        7,000         62,000      100,000       73,840      7,000        0
 7                0            0         70,000      100,000       73,840      7,000    7,000
 7.5              0       10,000         51,000       51,000(3)    51,000(3)   3,570        0
 8                0            0         55,000       55,000       55,000      3,850    3,850


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $  N/A         $  N/A
 0.5            N/A            N/A
 1              N/A            N/A
 1.5            N/A            N/A
 2              N/A            N/A
 5            5,160(1)       5,160(1)
 5.5          5,160              0
 6            5,160          5,160
 6.5          3,720(2)           0
 7            4,200          4,200
 7.5          3,060(3)           0
 8            3,300          3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   97

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,600        110,000      110,000      103,400      7,700    1,100
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $6,000         $6,000
 1            6,300          6,000(1)
 2            6,600          6,000(1)
 3            6,600          6,600(2)
 3.5          6,600              0
 4            6,900          6,900
 4.5          6,900(3)           0
 5            7,200          7,200
 5.5          7,200(4)           0
 6            7,500          7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE -- SECURESOURCE(SM) RIDERS



EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:



- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You are the sole owner and also the annuitant. You are age 63.



- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.



- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.


                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        5,000         92,000      100,000       95,000      7,000    2,000
 1                0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                0            0         81,000       90,000       90,000      6,300    6,300
 5                0            0         75,000       90,000       90,000      6,300    6,300
 5.5              0        5,400         70,000       90,000       84,600      6,300      900
 6                0            0         69,000       90,000       84,600      6,300    6,300
 6.5              0        6,300         62,000       90,000       78,300      6,300        0
 7                0            0         64,000       90,000       78,300      6,300    6,300
 7.5              0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 8                0            0         55,000       55,000       55,000      3,850    3,850


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $  N/A         $  N/A
 0.5            N/A            N/A
 1              N/A            N/A
 2              N/A            N/A
 5            5,400(2)       5,400(2)
 5.5          5,400              0
 6            5,400          5,400
 6.5          3,720(3)           0
 7            3,840          3,840
 7.5          3,060(4)           0
 8            3,300          3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.



(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 68 as 6% of the RBA.



(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                     NEW YORK -- PROSPECTUS   99

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:



- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You are the sole owner and also the annuitant. You are age 68.



- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.



- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new Covered Person.


                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $   N/A       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,600        110,000      110,000      103,400      7,700    1,100
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750
 6.5              0            0        110,000      125,000      125,000      8,750    8,750
 7                0            0        105,000      125,000      125,000      8,750    8,750


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $6,000         $6,000
 1            6,300          6,000(1)
 2            6,600          6,000(1)
 3            6,600          6,600(2)
 3.5          6,600              0
 4            6,900          6,900
 4.5          6,900(3)           0
 5            7,200          7,200
 5.5          7,200(4)           0
 6            7,500          7,500
 6.5          6,600(5)       6,600(5)
 7            6,600          6,600



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.



(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.



(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.



(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.



 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:



- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.



- You are age 62 and your spouse is age 63.



- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.



- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.



- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                     HYPOTHETICAL
CONTRACT                               ASSUMED              BASIC WITHDRAWAL BENEFIT
DURATION   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
IN YEARS   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 Issue     $100,000      $    NA       $100,000     $100,000     $100,000     $7,000   $7,000
 0.5              0        5,000         92,000      100,000       95,000      7,000    2,000
 1                0            0         90,000       90,000(1)    90,000(1)   6,300    6,300
 2                0            0         81,000       90,000       90,000      6,300    6,300
 6                0            0         75,000       90,000       90,000      6,300    6,300
 6.5              0         4950         70,000       90,000       85,050      6,300    1,350
 7                0            0         69,000       90,000       85,050      6,300    6,300
 7.5              0        6,300         62,000       90,000       78,750      6,300        0
 8                0            0         64,000       90,000       78,750      6,300    6,300
 8.5              0       10,000         51,000       51,000(4)    51,000(4)   3,570        0
 9                0            0         55,000       55,000       55,000      3,850    3,850
 9.5              0            0         54,000       55,000       55,000      3,850    3,850
 10               0            0         52,000       55,000       55,000      3,850    3,850


CONTRACT  LIFETIME WITHDRAWAL BENEFIT
DURATION  ---------------------------
IN YEARS      ALP            RALP
 At
 Issue       $   NA         $   NA
 0.5             NA             NA
 1               NA             NA
 2               NA             NA
 6            4,950(2)       4,950(2)
 6.5          4,950              0
 7            4,950          4,950
 7.5          3,410(3)           0
 8            3,520          3,520
 8.5          2,805(4)           0
 9            3,025          3,025
 9.5          3,025          3,025
 10           3,025          3,025



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.



(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.



(2) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 68 as 5.5% of the RBA.



(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.



(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   101

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:



- You purchase the contract with a payment of $100,000 and make no additional payments to the contract



- You are age 71 and your spouse is age 70.



- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.



- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                     HYPOTHETICAL
                                       ASSUMED              BASIC WITHDRAWAL BENEFIT
CONTRACT   PURCHASE      PARTIAL       CONTRACT     -----------------------------------------
DURATION   PAYMENTS    WITHDRAWALS      VALUE         GBA          RBA         GBP      RBP
 At
 issue     $100,000      $    NA       $100,000     $100,000     $100,000     $7,000   $7,000
 1                0            0        105,000      105,000      105,000      7,350    7,000(1)
 2                0            0        110,000      110,000      110,000      7,700    7,000(1)
 3                0            0        110,000      110,000      110,000      7,700    7,700(2)
 3.5              0        6,050        110,000      110,000      103,950      7,700    1,650
 4                0            0        115,000      115,000      115,000      8,050    8,050
 4.5              0        8,050        116,000      115,000      106,950      8,050        0
 5                0            0        120,000      120,000      120,000      8,400    8,400
 5.5              0       10,000        122,000      120,000(4)   110,000(4)   8,400        0
 6                0            0        125,000      125,000      125,000      8,750    8,750
 6.5              0            0        110,000      125,000      125,000      8,750    8,750
 7                0            0        105,000      125,000      125,000      8,750    8,750


          LIFETIME WITHDRAWAL BENEFIT
CONTRACT  ---------------------------
DURATION      ALP            RALP
 At
 issue       $5,500         $5,500
 1            5,775          5,500(1)
 2            6,050          5,500(1)
 3            6,050          6,050(2)
 3.5          6,050              0
 4            6,325          6,325
 4.5          6,325(3)           0
 5            6,600          6,600
 5.5          6,600(4)           0
 6            6,875          6,875
 6.5          6,875          6,875
 7            6,875          6,875



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.



(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.



(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.



(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.



(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.



 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX E: EXAMPLE -- ADDITIONAL RMD DISCLOSURE



This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource(SM) rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.


For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, the amount you withdraw each year from this contract to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.


    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource(SM) rider or GWB for Life(SM) rider.


(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,


    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.



    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.



    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.



    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource(SM) rider or GWB for Life(SM) rider.


(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined;


(3) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource(SM) riders); and



(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:


1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. TSAs under Section 403(b) of the Code.


In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   103

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource(SM) or GWB for Life rider.



 104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX F: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parenthesis.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2006.

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   45
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  165
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   37
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,004
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  100
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  369
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   98
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2,322
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   15
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  222
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2,202
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  509
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  202
-----------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   105

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            3,408
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS
  B (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)            1,471
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)            1,503
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               13
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)                7
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            2,824
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               55
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               94
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            5,888
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            2,560
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              207
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)              515
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              500
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              465
-----------------------------------------------------------------------------------------------


 106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              173
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)               20
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)              239
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)              314
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)            1,550
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               95
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              437
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               93
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)            4,287
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               49
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            5,362
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               26
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            2,374
*The 7-day simple and compound yields for RiverSource(R)Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.66% and 3.72%, respectively.
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   107

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               45
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            9,494
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            5,496
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.29
Number of accumulation units outstanding at end of period (000 omitted)            1,065
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            4,092
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            2,629
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)            3,500
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               39
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)              199
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)            3,255
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               85
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                4
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               22
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            2,769
-----------------------------------------------------------------------------------------------


 108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               17
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               74
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               13
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)            1,381
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            4,172
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.25
Number of accumulation units outstanding at end of period (000 omitted)            1,376
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              985
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.23
Number of accumulation units outstanding at end of period (000 omitted)            1,466
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              975
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               37
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)               19
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   109

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   19
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   33
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   22
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  542
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   33
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  206
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   89
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,363
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   36
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,063
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  116
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   41
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,903
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  815
-----------------------------------------------------------------------------------


 110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)              830
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               35
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               32
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)            1,837
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               64
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               75
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            3,236
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            1,122
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              191
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)              313
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              209
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              338
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              162
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)                1
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   111

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               28
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               18
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)              261
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)              863
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               67
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              178
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              105
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)            2,853
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            3,210
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               50
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)              741
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.44% and 3.50%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               52
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            6,141
-----------------------------------------------------------------------------------------------


 112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            3,454
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.29
Number of accumulation units outstanding at end of period (000 omitted)              586
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            2,318
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            1,654
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTEDSECURITIES
  FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)            2,249
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              128
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)              147
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)            2,188
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)              100
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               39
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                4
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)                7
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            1,742
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               52
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   113

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               23
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               21
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              673
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            2,278
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.25
Number of accumulation units outstanding at end of period (000 omitted)              858
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              524
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.23
Number of accumulation units outstanding at end of period (000 omitted)              855
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              456
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               67
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)               96
-----------------------------------------------------------------------------------------------


 114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    2
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  256
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   75
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    3
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  479
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    4
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  538
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   19
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   16
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  897
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  370
-----------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   115

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)              407
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               11
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)              806
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            1,504
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              507
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               21
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)                4
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               47
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              170
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               15
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)               --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------


 116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               14
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)                4
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)              427
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               42
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)               41
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)            1,314
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            1,615
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)               76
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.37% and 3.43%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            2,798
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   117

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            1,337
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.29
Number of accumulation units outstanding at end of period (000 omitted)              248
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            1,143
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)              761
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)            1,052
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                8
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               44
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)              984
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              754
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------


 118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              346
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            1,129
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.25
Number of accumulation units outstanding at end of period (000 omitted)              378
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)              259
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.23
Number of accumulation units outstanding at end of period (000 omitted)              343
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              132
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   119

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    5
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    4
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    1
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   24
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    9
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   20
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    7
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   21
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   10
-----------------------------------------------------------------------------------


 120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)                9
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)              107
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               42
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               13
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)                8
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)               --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   121

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.21
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)                9
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)               43
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)               51
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)                6
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)               83
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.21% and 3.26%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)               96
-----------------------------------------------------------------------------------------------


 122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               37
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.29
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               26
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               28
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)               38
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)               30
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               11
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   123

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                5
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               15
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.25
Number of accumulation units outstanding at end of period (000 omitted)               11
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)                7
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.23
Number of accumulation units outstanding at end of period (000 omitted)                6
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)                7
-----------------------------------------------------------------------------------------------


 124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                       2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  206
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   58
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    7
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  431
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   19
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  393
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   76
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   92
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  656
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  275
-----------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   125

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)              298
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)              700
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                9
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            1,284
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              338
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               36
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)               10
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               16
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              101
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               55
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)               --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------


 126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)                1
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.20
Number of accumulation units outstanding at end of period (000 omitted)               29
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)              345
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)               18
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               17
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)              892
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            1,204
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               12
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)              385
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.19% and 3.24%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               32
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            2,248
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   127

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)            1,118
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.29
Number of accumulation units outstanding at end of period (000 omitted)              193
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)              859
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)              611
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)              868
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)               40
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)              761
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               21
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              591
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------


 128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)                8
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)              279
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)              832
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.25
Number of accumulation units outstanding at end of period (000 omitted)              279
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)              202
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.23
Number of accumulation units outstanding at end of period (000 omitted)              272
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)              103
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)               16
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   129

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                            2006
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    7
-----------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   43
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B)
  (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   17
-----------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --
-----------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   11
-----------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   89
-----------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
  CLASS B (7/24/2006)
Accumulation unit value at beginning of period                            $1.00
Accumulation unit value at end of period                                  $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   19
-----------------------------------------------------------------------------------


 130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)               21
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
  SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)              285
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)               79
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               32
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (7/24/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               16
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS II*
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.19
Number of accumulation units outstanding at end of period (000 omitted)               --
*Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
  on April 27, 2007.
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   131

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.20
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS
  S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)               19
-----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
  (CLASS S) (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.17
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.18
Number of accumulation units outstanding at end of period (000 omitted)               23
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)                2
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)              103
-----------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (9/15/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)              106
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)                9
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)              287
*The 7-day simple and compound yields for RiverSource(R) Variable
  Portfolio - Cash Management Fund at Dec. 31, 2006 were 3.03% and 3.08%, respectively.
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CORE BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)              221
-----------------------------------------------------------------------------------------------


 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               75
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.29
Number of accumulation units outstanding at end of period (000 omitted)                9
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)               61
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               58
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES
  FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)               83
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               75
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                8
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               24
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               10
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   133

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                        2006
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               13
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.16
Number of accumulation units outstanding at end of period (000 omitted)                9
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
  (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)               93
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.25
Number of accumulation units outstanding at end of period (000 omitted)               22
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.14
Number of accumulation units outstanding at end of period (000 omitted)               12
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.23
Number of accumulation units outstanding at end of period (000 omitted)               11
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               12
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (7/24/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)               --
-----------------------------------------------------------------------------------------------


 134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..................... p. 3
Rating Agencies................................. p. 4
Revenues Received During Calendar Year 2006..... p. 4
Principal Underwriter........................... p. 5
Independent Registered Public Accounting Firm... p. 5
Financial Statements


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                    NEW YORK -- PROSPECTUS   135

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


   RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by

RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc.

            (C)2007 Ameriprise Financial, Inc. All rights reserved.

S-6504 E (9/07)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE RETIREMENT ADVISOR

                               VARIABLE ANNUITY(R)



                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY



                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY



                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY



                 RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM)

                                VARIABLE ANNUITY



                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY



                             RIVERSOURCE OF NEW YORK

                            VARIABLE ANNUITY ACCOUNT



           (previously IDS Life of New York Variable Annuity Account)

                                 SEPT. 10, 2007


RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS



Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2006.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements



CORPORATE CONSOLIDATION
On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.


 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:



A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------


Fidelity(R) Variable Insurance Products                                       $14,119,393.11
Wanger Advisors Trust                                                         $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                                 $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,935,380.14
AIM Variable Insurance Funds                                                  $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                        $ 6,192,884.80
Oppenheimer Variable Account Funds                                            $ 5,619,718.04
Van Kampen Life Investment Trust                                              $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                                           $ 3,669,262.58
Putnam Variable Trust                                                         $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                                    $ 1,839,774.87
Evergreen Variable Annuity Trust                                              $ 1,525,346.92
Credit Suisse Trust                                                           $ 1,417,351.20
Janus Aspen Series                                                            $ 1,336,421.58
Lazard Retirement Series, Inc.                                                $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                       $ 1,225,769.87
Third Avenue Variable Series Trust                                            $   988,460.13
Royce Capital Fund                                                            $   812,542.64
Pioneer Variable Contracts Trust                                              $   433,483.35
PIMCO Variable Insurance Trust                                                $   319,348.24
The Universal Institutional Funds, Inc.                                       $   208,788.04
Calvert Variable Series, Inc.                                                 $   201,270.34
Neuberger Berman Advisers Management Trust                                    $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   143,753.64
STI Classic Variable Trust                                                    $    38,512.36
Premier VIT                                                                   $    13,581.86
Baron Capital Funds Trust                                                     $     7,097.88
J.P. Morgan Series Trust II                                                   $     4,376.19
Legg Mason Partners Variable Portfolios                                       $       885.00
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $14,651,291; 2005: $10,411,805 and
2004: $7,278,913. Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York) at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of the RiverSource of New York Variable Annuity Account) which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity and RiverSource Flexible Portfolio Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 104 segregated asset subaccounts of RiverSource of New York Variable Annuity Account (previously IDS Life of New York Variable Annuity Account), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New
York). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 104 segregated asset subaccounts of RiverSource of New York Variable Annuity Account, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNEST &YOUNG LLP)

Minneapolis, Minnesota
April 24, 2007


 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                  -----------------------------------------------------------------------
                                                    AIM VI        AIM VI       AIM VI           AIM VI           AIM VI
                                                   CAP APPR,    CAP APPR,     CAP DEV,         CAP DEV,         CORE EQ,
DEC. 31, 2006                                        SER I        SER II        SER I           SER II           SER I



 ASSETS
Investments, at value(1),(2)                      $1,324,757   $11,762,446   $1,237,899       $3,310,518      $29,289,166
Dividends receivable                                      --            --           --               --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       1,417         7,130          434              318               --
Receivable for share redemptions                         904         8,119          805           16,028           45,148
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,327,078    11,777,695    1,239,138        3,326,864       29,334,314
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       904         8,119          805            2,269           29,437
    Contract terminations                                 --            --           --           13,759           15,711
Payable for investments purchased                      1,417         7,130          434              318               --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      2,321        15,249        1,239           16,346           45,148
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,324,757    11,756,493    1,237,899        3,310,092       29,153,214
Net assets applicable to contracts in payment
  period                                                  --         5,513           --               --          135,952
Net assets applicable to seed money                       --           440           --              426               --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,324,757   $11,762,446   $1,237,899       $3,310,518      $29,289,166
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 50,525       453,973       67,168          181,997        1,076,016
(2) Investments, at cost                          $1,263,137   $10,325,843    $ 873,207       $2,570,380      $24,902,937
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                    AIM VI        AIM VI       AIM VI           AIM VI           AIM VI
                                                     DYN,       FIN SERV,     FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
DEC. 31, 2006 (CONTINUED)                            SER I        SER I        SER II           SER II           SER II

 ASSETS
Investments, at value(1),(2)                      $1,012,641    $1,637,572      $68,885       $5,979,755         $283,325
Dividends receivable                                      --            --           --               --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          24            20        3,073           12,966               16
Receivable for share redemptions                      15,661         1,197           44            4,145              210
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,028,326     1,638,789       72,002        5,996,866          283,551
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       703         1,098           44            4,143              177
    Contract terminations                             14,958            99           --                1               33
Payable for investments purchased                         24            20        3,073           12,966               16
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     15,685         1,217        3,117           17,110              226
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,012,577     1,637,477       68,545        5,979,546          282,498
Net assets applicable to contracts in payment
  period                                                  --            --           --               --               --
Net assets applicable to seed money                       64            95          340              210              827
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,012,641    $1,637,572      $68,885       $5,979,756         $283,325
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 59,046        94,059        3,975          279,951            9,720
(2) Investments, at cost                            $686,328    $1,355,888      $65,792       $5,690,290         $260,650
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    7

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS         AB VPS        AB VPS
                                                     TECH,     GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,
DEC. 31, 2006 (CONTINUED)                            SER I         CL B           CL B           CL B          CL B



 ASSETS
Investments, at value(1),(2)                      $2,119,610    $2,391,740     $22,975,728   $60,645,403       $18,178
Dividends receivable                                      --            --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       1,928         5,368           3,536        19,483            10
Receivable for share redemptions                       1,445         1,620          17,451        90,183             4
----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,122,983     2,398,728      22,996,715    60,755,069        18,192
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1,445         1,620          15,501        41,581             5
    Contract terminations                                 --            --           1,951        48,602            --
Payable for investments purchased                      1,928         5,368           3,536        19,483            10
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,373         6,988          20,988       109,666            15
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,119,610     2,391,560      22,975,385    60,634,984        17,506
Net assets applicable to contracts in payment
  period                                                  --            --              --        10,419            --
Net assets applicable to seed money                       --           180             342            --           671
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,119,610    $2,391,740     $22,975,727   $60,645,403       $18,177
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                151,185       141,189         853,165     2,451,310           689
(2) Investments, at cost                          $1,846,727    $2,252,462     $18,670,966   $42,966,793       $17,998
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP         AC VP          AC VP         AC VP         AC VP
                                                     INTL,         INTL,      MID CAP VAL,      ULTRA,         VAL,
DEC. 31, 2006 (CONTINUED)                            CL I          CL II          CL II         CL II          CL I

 ASSETS
Investments, at value(1),(2)                      $2,045,399    $5,575,723        $327,627   $13,003,540   $41,528,779
Dividends receivable                                      --            --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --         1,096           3,140        27,583           505
Receivable for share redemptions                       2,432         8,086             169         8,972        76,974
----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,047,831     5,584,905         330,936    13,040,095    41,606,258
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1,435         3,883             169         8,971        39,890
    Contract terminations                                997         4,203              --             1        37,084
Payable for investments purchased                         --         1,096           3,140        27,583           505
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      2,432         9,182           3,309        36,555        77,479
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,045,399     5,575,575         327,369    13,003,540    41,354,939
Net assets applicable to contracts in payment
  period                                                  --            --              --            --       173,840
Net assets applicable to seed money                       --           148             258            --            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,045,399    $5,575,723        $327,627   $13,003,540   $41,528,779
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                202,115       552,052          24,287     1,302,960     4,751,577
(2) Investments, at cost                          $1,455,829    $3,833,657        $320,480   $12,950,854   $33,888,261
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP                       COL            COL            COL
                                                      VAL,      CALVERT VS    HI YIELD,    MARSICO GRO,   MARSICO INTL
DEC. 31, 2006 (CONTINUED)                            CL II      SOCIAL BAL     VS CL B        VS CL A     OPP, VS CL B



 ASSETS
Investments, at value(1),(2)                      $34,373,907   $4,052,475    $5,824,445    $22,717,595    $11,237,490
Dividends receivable                                       --           --            --             --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       40,917          644        78,781         55,334         20,075
Receivable for share redemptions                       37,227       16,953         4,065         15,767          7,876
----------------------------------------------------------------------------------------------------------------------
Total assets                                       34,452,051    4,070,072     5,907,291     22,788,696     11,265,441
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     23,638        2,907         4,065         15,765          7,638
    Contract terminations                              13,589       14,046            --              2            239
Payable for investments purchased                      40,917          644        78,781         55,334         20,075
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      78,144       17,597        82,846         71,101         27,952
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              34,320,066    4,052,417     5,824,364     22,717,595     11,221,098
Net assets applicable to contracts in payment
  period                                               53,671           --            --             --         16,391
Net assets applicable to seed money                       170           58            81             --             --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $34,373,907   $4,052,475    $5,824,445    $22,717,595    $11,237,489
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               3,937,446    1,996,293       505,156      1,196,923        511,959
(2) Investments, at cost                          $30,193,283   $3,734,696    $5,599,601    $21,028,499    $10,091,703
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                       CS           CS            CS         DREY VIF       DREY VIF
                                                   COMMODITY      MID CAP       SM CAP       INTL EQ,       INTL VAL,
DEC. 31, 2006 (CONTINUED)                            RETURN        CORE         CORE I         SERV           SERV

 ASSETS
Investments, at value(1),(2)                       $8,819,540     $472,785   $17,607,408        $69,881        $45,000
Dividends receivable                                       --           --            --             --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       18,758           87            --             11             --
Receivable for share redemptions                        6,209          322        30,955             52             32
----------------------------------------------------------------------------------------------------------------------
Total assets                                        8,844,507      473,194    17,638,363         69,944         45,032
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      6,208          322        17,746             52             32
    Contract terminations                                   1           --        13,209             --             --
Payable for investments purchased                      18,758           87            --             11             --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      24,967          409        30,955             63             32
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               8,819,540      472,785    17,591,945         69,545         44,662
Net assets applicable to contracts in payment
  period                                                   --           --        15,463             --             --
Net assets applicable to seed money                        --           --            --            336            338
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $8,819,540     $472,785   $17,607,408        $69,881        $45,000
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 850,486       35,177     1,128,680          3,485          2,311
(2) Investments, at cost                           $8,987,455     $396,559   $18,260,230        $64,761        $41,973
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    9

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                     EV VT           EG VA         EG VA        FID VIP       FID VIP
                                                 FLOATING-RATE    FUNDAMENTAL     INTL EQ,    CONTRAFUND,    GRO & INC,
DEC. 31, 2006 (CONTINUED)                             INC        LG CAP, CL 2       CL 2       SERV CL 2      SERV CL



 ASSETS
Investments, at value(1),(2)                      $21,263,573      $3,328,522    $4,543,721   $41,946,568    $6,566,659
Dividends receivable                                  109,235              --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                      157,447           2,022         3,254        77,388         1,067
Receivable for share redemptions                       14,963           2,308         5,607        33,852         4,504
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       21,545,218       3,332,852     4,552,582    42,057,808     6,572,230
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     14,961           2,308         3,178        29,001         4,504
    Contract terminations                                   2              --         2,429         4,851            --
Payable for investments purchased                     266,682           2,022         3,254        77,388         1,067
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     281,645           4,330         8,861       111,240         5,571
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              21,263,573       3,328,186     4,543,468    41,946,568     6,552,767
Net assets applicable to contracts in payment
  period                                                   --              --            --            --        13,892
Net assets applicable to seed money                        --             336           253            --            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $21,263,573      $3,328,522    $4,543,721   $41,946,568    $6,566,659
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,117,886         170,431       281,869     1,348,331       410,160
(2) Investments, at cost                          $21,250,769      $2,728,910    $3,936,981   $42,206,652    $5,417,900
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    FID VIP         FID VIP       FID VIP       FID VIP       FID VIP
                                                   GRO & INC,      MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
DEC. 31, 2006 (CONTINUED)                          SERV CL 2        SERV CL      SERV CL 2      SERV CL      SERV CL 2

 ASSETS
Investments, at value(1),(2)                      $33,068,467     $11,782,370   $74,333,569    $2,830,436   $18,398,495
Dividends receivable                                       --              --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        8,606           1,700        32,021            45           331
Receivable for share redemptions                       46,755           8,056       128,466         1,933        15,926
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       33,123,828      11,792,126    74,494,056     2,832,414    18,414,752
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     23,236           8,056        51,358         1,933        12,563
    Contract terminations                              23,518              --        77,108            --         3,363
Payable for investments purchased                       8,606           1,700        32,021            45           331
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      55,360           9,756       160,487         1,978        16,257
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              32,932,860      11,767,357    74,307,713     2,830,436    18,394,041
Net assets applicable to contracts in payment
  period                                              135,517          15,013        25,856            --         4,118
Net assets applicable to seed money                        91              --            --            --           336
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $33,068,468     $11,782,370   $74,333,569    $2,830,436   $18,398,495
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,085,023         340,629     2,170,323       118,627       774,673
(2) Investments, at cost                          $26,792,320     $ 7,979,170   $59,076,908    $1,975,653   $12,725,250
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------
                                             FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
                                           GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2006 (CONTINUED)                        CL 2             CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2



 ASSETS
Investments, at value(1),(2)                  $40,603,958      $23,422,942    $26,781,352     $19,939,075       $850,742
Dividends receivable                                   --               --             --              --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                 13           11,195         26,219              --            140
Receivable for share redemptions                   34,113           18,748         27,510          35,690            584
------------------------------------------------------------------------------------------------------------------------
Total assets                                   40,638,084       23,452,885     26,835,081      19,974,765        851,466
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 27,535           16,086         18,401          19,981            575
    Contract terminations                           6,578            2,662          9,109          15,709              9
Payable for investments purchased                      13           11,195         26,219              --            140
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  34,126           29,943         53,729          35,690            724
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          40,533,176       23,422,860     26,781,184      19,879,025        850,742
Net assets applicable to contracts in
  payment period                                   70,190               --             --          60,050             --
Net assets applicable to seed money                   592               82            168              --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $40,603,958      $23,422,942    $26,781,352     $19,939,075       $850,742
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           1,170,818        1,246,564      1,308,322       1,432,405         45,446
(2) Investments, at cost                      $29,718,572      $17,900,637    $21,604,196     $10,607,067       $568,135
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                           -----------------------------------------------------------------------------
                                                GS VIT           GS VIT          GS VIT       JANUS ASPEN    JANUS ASPEN
                                             MID CAP VAL,      STRUCTD SM     STRUCTD U.S.    GLOBAL TECH,    INTL GRO,
DEC. 31, 2006 (CONTINUED)                        INST         CAP EQ, INST      EQ, INST          SERV           SERV

 ASSETS
Investments, at value(1),(2)                  $49,688,911       $1,004,601    $22,049,649      $1,084,686    $14,155,620
Dividends receivable                                   --               --             --              --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments             29,050              167          5,015              86             --
Receivable for share redemptions                   57,269              695         15,142             750         23,096
------------------------------------------------------------------------------------------------------------------------
Total assets                                   49,775,230        1,005,463     22,069,806       1,085,522     14,178,716
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 34,486              696         15,142             750          9,663
    Contract terminations                          22,784               --             --              --         13,434
Payable for investments purchased                  29,050              167          5,015              86             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  86,320              863         20,157             836         23,097
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          49,639,436        1,004,600     22,043,501       1,084,686     14,155,619
Net assets applicable to contracts in
  payment period                                   49,474               --          5,984              --             --
Net assets applicable to seed money                    --               --            164              --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $49,688,910       $1,004,600    $22,049,649      $1,084,686    $14,155,619
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           3,088,186           69,571      1,503,044         254,025        279,700
(2) Investments, at cost                      $45,882,380       $  816,568    $18,218,393      $1,008,057    $ 7,553,070
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    11

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                               JANUS ASPEN        LAZARD        LM PTNRS          MFS             MFS
                                               MID CAP GRO,       RETIRE       VAR SM CAP    INV GRO STOCK,     NEW DIS,
DEC. 31, 2006 (CONTINUED)                          SERV       INTL EQ, SERV    GRO, CL II       SERV CL         SERV CL



 ASSETS
Investments, at value(1),(2)                    $1,215,433     $10,349,210       $111,761      $9,318,844      $7,048,002
Dividends receivable                                    --              --             --              --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     75              68             23           3,704              29
Receivable for share redemptions                       838           8,316             79           6,290          20,527
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,216,346      10,357,594        111,863       9,328,838       7,068,558
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     838           7,304             75           6,290           4,814
    Contract terminations                               --           1,012              4              --          15,713
Payable for investments purchased                       75              68             23           3,704              29
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      913           8,384            102           9,994          20,556
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,206,067      10,272,113        111,239       9,318,367       7,048,002
Net assets applicable to contracts in
  payment period                                     9,366          77,016             --              --              --
Net assets applicable to seed money                     --              81            522             477              --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,215,433     $10,349,210       $111,761      $9,318,844      $7,048,002
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               37,758         695,044          7,681         893,465         410,962
(2) Investments, at cost                        $1,051,580     $ 7,586,960       $111,788      $8,201,972      $5,684,571
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                   MFS             MFS           NB AMT          NB AMT          OPPEN
                                              TOTAL RETURN,     UTILITIES,       INTL,      SOC RESPONSIVE,    GLOBAL SEC
DEC. 31, 2006 (CONTINUED)                        SERV CL         SERV CL          CL S            CL S          VA, SERV

 ASSETS
Investments, at value(1),(2)                    $4,424,909     $14,492,559    $10,638,268        $238,795     $10,525,497
Dividends receivable                                    --              --             --              --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    913           3,453         20,622              --             556
Receivable for share redemptions                     3,058          21,045          7,542             173           8,713
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     4,428,880      14,517,057     10,666,432         238,968      10,534,766
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   3,057          10,041          7,445             173           7,312
    Contract terminations                               --          11,004             97              --           1,401
Payable for investments purchased                      913           3,453         20,622              --             556
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,970          24,498         28,164             173           9,269
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            4,424,496      14,492,325     10,638,268         238,452      10,525,324
Net assets applicable to contracts in
  payment period                                        --              --             --              --              --
Net assets applicable to seed money                    414             234             --             343             173
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $4,424,910     $14,492,559    $10,638,268        $238,795     $10,525,497
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              204,195         499,571        744,455          14,308         288,449
(2) Investments, at cost                        $4,168,953     $11,007,588    $ 9,442,585        $227,394     $ 9,206,820
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    OPPEN            OPPEN          OPPEN          PIMCO         PIONEER
                                                  MAIN ST SM       STRATEGIC       VAL VA,    VIT ALL ASSET,   EQ INC VCT,
DEC. 31, 2006 (CONTINUED)                        CAP VA, SERV    BOND VA, SERV      SERV        ADVISOR CL        CL II



 ASSETS
Investments, at value(1),(2)                      $3,564,937      $54,689,406       $57,821     $32,573,837     $7,895,921
Dividends receivable                                      --               --            --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       47          159,608            --          61,815            350
Receivable for share redemptions                       7,519           37,744            39          23,045          6,548
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,572,503       54,886,758        57,860      32,658,697      7,902,819
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     2,496           37,744            40          23,014          5,316
    Contract terminations                              5,023               --            --              31          1,232
Payable for investments purchased                         47          159,608            --          61,815            350
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      7,566          197,352            40          84,860          6,898
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              3,564,672       54,653,927        57,500      32,573,837      7,863,213
Net assets applicable to contracts in payment
  period                                                  --           35,479            --              --         32,708
Net assets applicable to seed money                      265               --           320              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $3,564,937      $54,689,406       $57,820     $32,573,837     $7,895,921
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                187,826       10,241,462         4,997       2,788,856        314,955
(2) Investments, at cost                          $3,239,767      $52,700,149       $60,198     $32,622,346     $5,972,727
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   PIONEER          PUT VT         PUT VT         PUT VT          PUT VT
                                                INTL VAL VCT,   HLTH SCIENCES,    INTL EQ,     INTL NEW OPP,     NEW OPP,
DEC. 31, 2006 (CONTINUED)                           CL II            CL IB          CL IB          CL IB          CL IA

 ASSETS
Investments, at value(1),(2)                      $1,231,432       $3,345,061    $7,918,218      $2,141,399    $17,240,805
Dividends receivable                                      --               --            --              --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       75            2,247            --             173             --
Receivable for share redemptions                         411            2,355        11,479           1,442         32,117
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,231,918        3,349,663     7,929,697       2,143,014     17,272,922
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       411            2,355         5,326           1,441         17,381
    Contract terminations                                 --               --         6,154              --         14,736
Payable for investments purchased                         75            2,247            --             173             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        486            4,602        11,480           1,614         32,117
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,231,432        3,345,061     7,909,669       2,141,400     17,223,308
Net assets applicable to contracts in payment
  period                                                  --               --         8,474              --         17,497
Net assets applicable to seed money                       --               --            74              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,231,432       $3,345,061    $7,918,217      $2,141,400    $17,240,805
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 73,915          245,960       383,635         117,337        846,798
(2) Investments, at cost                          $1,222,562       $2,944,512    $4,706,652      $1,353,830    $20,940,976
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                  PUT VT
                                                  VISTA,         RVS VP        RVS VP        RVS VP          RVS VP
DEC. 31, 2006 (CONTINUED)                          CL IB          BAL        CASH MGMT     CORE BOND        DIV BOND



 ASSETS
Investments, at value(1),(2)                     $2,663,603   $24,289,826   $41,067,226    $3,082,468     $119,649,306
Dividends receivable                                     --            --       145,008         9,873          432,535
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     916        14,818       206,573         3,542          166,808
Receivable for share redemptions                      1,764            --            --            --               --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,666,283    24,304,644    41,418,807     3,095,883      120,248,649
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,764        22,706        29,869         2,109           88,579
    Contract terminations                                --         1,246         3,329            48            4,117
Payable for investments purchased                       916            --            --            --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,680        23,952        33,198         2,157           92,696
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,663,541    23,927,649    41,376,824     3,087,544      119,968,300
Net assets applicable to contracts in payment
  period                                                 --       352,707         8,785            --          187,653
Net assets applicable to seed money                      62           336            --         6,182               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,663,603   $24,280,692   $41,385,609    $3,093,726     $120,155,953
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               181,198     1,555,764    41,081,873       314,101       11,425,908
(2) Investments, at cost                         $2,402,189   $25,437,479   $41,067,564    $3,093,747     $119,602,710
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                               RVS VP                        RVS VP
                                                  RVS VP         RVS VP     FUNDAMENTAL      RVS VP     GLOBAL INFLATION
DEC. 31, 2006 (CONTINUED)                       DIV EQ INC     EMER MKTS        VAL       GLOBAL BOND       PROT SEC

 ASSETS
Investments, at value(1),(2)                   $108,303,218   $18,230,979   $26,342,278   $40,372,039      $30,438,872
Dividends receivable                                     --            --            --        67,417               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  74,375        29,381        49,979        47,488           79,091
Receivable for share redemptions                         --            --            --            --               --
------------------------------------------------------------------------------------------------------------------------
Total assets                                    108,377,593    18,260,360    26,392,257    40,486,944       30,517,963
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   75,485        12,650        18,443        30,089           21,514
    Contract terminations                                --        10,086           169         1,047                4
Payable for investments purchased                        --            --            --            --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    75,485        22,736        18,612        31,136           21,518
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           108,261,870    18,219,981    26,373,645    40,425,558       30,496,445
Net assets applicable to contracts in payment
  period                                             40,238        17,550            --        30,250               --
Net assets applicable to seed money                      --            93            --            --               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $108,302,108   $18,237,624   $26,373,645   $40,455,808      $30,496,445
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             6,997,567     1,050,734     2,413,086     3,702,849        3,119,458
(2) Investments, at cost                       $ 94,168,697   $15,318,815   $24,344,096   $39,648,269      $30,951,161
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    RVS VP         RVS VP         RVS VP        RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                            GRO       HI YIELD BOND     INC OPP       INTL OPP     LG CAP EQ



 ASSETS
Investments, at value(1),(2)                     $14,190,846    $56,686,676    $23,214,268   $25,905,605   $74,362,141
Dividends receivable                                      --        363,245        126,578            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       2,914         38,646         35,814         1,045         2,672
Receivable for share redemptions                          --             --             --            --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      14,193,760     57,088,567     23,376,660    25,906,650    74,364,813
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     9,759         43,894         16,563        23,439        64,547
    Contract terminations                                 --         17,042          1,713         2,597        62,654
Payable for investments purchased                         --             --             --            --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      9,759         60,936         18,276        26,036       127,201
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             14,165,684     56,841,215     23,358,384    25,807,252    73,831,850
Net assets applicable to contracts in payment
  period                                              17,981        182,164             --        73,035       405,087
Net assets applicable to seed money                      336          4,252             --           327           675
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $14,184,001    $57,027,631    $23,358,384   $25,880,614   $74,237,612
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,892,383      8,270,279      2,250,007     1,964,478     2,969,652
(2) Investments, at cost                         $12,742,423    $56,051,782    $22,823,602   $22,604,961   $68,438,277
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    RVS VP         RVS VP         RVS VP        RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                         LG CAP VAL    MID CAP GRO    MID CAP VAL     S&P 500      SELECT VAL

 ASSETS
Investments, at value(1),(2)                        $577,859     $9,805,353    $21,349,649   $17,920,914      $723,602
Dividends receivable                                      --             --             --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         484          1,431         43,957         5,599         1,828
Receivable for share redemptions                          --             --             --            --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                         578,343      9,806,784     21,393,606    17,926,513       725,430
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       386          8,673         14,863        12,480           473
    Contract terminations                                 12            483              2            --            34
Payable for investments purchased                         --             --             --            --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        398          9,156         14,865        12,480           507
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                577,455      9,741,050     21,378,741    17,913,549       724,365
Net assets applicable to contracts in payment
  period                                                  --         56,105             --            --            --
Net assets applicable to seed money                      490            473             --           484           558
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $577,945     $9,797,628    $21,378,741   $17,914,033      $724,923
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 47,263        858,696      1,583,148     1,868,768        63,618
(2) Investments, at cost                            $543,431    $10,156,363    $19,991,642   $14,346,118      $715,309
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                                                                    ROYCE
                                                  RVS VP            RVS VP           RVS VP       MICRO-CAP,    THIRD AVE
DEC. 31, 2006 (CONTINUED)                     SHORT DURATION      SM CAP ADV       SM CAP VAL     INVEST CL        VAL



 ASSETS
Investments, at value(1),(2)                    $22,379,405        $7,717,007      $28,885,226    $3,611,302    $7,461,363
Dividends receivable                                 68,798                --               --            --            --
Accounts receivable from RiverSource Life of
    NY for contract purchase payments                11,690             4,491           17,367         3,867         4,806
Receivable for share redemptions                         --                --               --         2,735         5,128
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     22,459,893         7,721,498       28,902,593     3,617,904     7,471,297
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   15,528             5,467           19,884         2,498         5,128
    Contract terminations                                --             1,476              730           237            --
Payable for investments purchased                        --                --               --         3,867         4,806
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    15,528             6,943           20,614         6,602         9,934
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            22,437,192         7,669,729       28,881,979     3,611,302     7,461,363
Net assets applicable to contracts in
  payment period                                         --            44,483               --            --            --
Net assets applicable to seed money                   7,173               343               --            --            --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $22,444,365        $7,714,555      $28,881,979    $3,611,302    $7,461,363
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,208,909           592,388        1,940,207       250,785       250,046
(2) Investments, at cost                        $22,819,438        $7,543,193      $25,970,658    $2,529,723    $4,888,916
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 VANK LIT          VANK UIF         VANK UIF
                                                 COMSTOCK,     GLOBAL REAL EST,   MID CAP GRO,      WANGER        WANGER
DEC. 31, 2006 (CONTINUED)                          CL II             CL II            CL II      INTL SM CAP    U.S. SM CO

 ASSETS
Investments, at value(1),(2)                    $43,434,510       $10,496,882       $6,776,920   $47,199,345   $57,469,310
Dividends receivable                                     --                --               --            --            --
Accounts receivable from RiverSource Life of
    NY for contract purchase payments                51,005            17,762           12,916        14,546        31,063
Receivable for share redemptions                     30,336             7,300            4,715       131,503        39,987
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     43,515,851        10,521,944        6,794,551    47,345,394    57,540,360
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   30,332             7,299            4,680        32,753        39,987
    Contract terminations                                 4                 1               35        98,750            --
Payable for investments purchased                    51,005            17,762           12,916        14,546        31,063
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    81,341            25,062           17,631       146,049        71,050
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            43,434,510        10,496,882        6,776,920    47,182,640    57,434,911
Net assets applicable to contracts in
  payment period                                         --                --               --        16,705        34,235
Net assets applicable to seed money                      --                --               --            --           164
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $43,434,510       $10,496,882       $6,776,920   $47,199,345   $57,469,310
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,954,729           868,228          545,646     1,129,982     1,580,564
(2) Investments, at cost                        $39,717,513       $ 9,087,978       $6,234,646   $29,978,279   $44,754,797
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------
                                                          WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
DEC. 31, 2006 (CONTINUED)                                ASSET ALLOC    INTL CORE       OPP      SM CAP GRO



 ASSETS
Investments, at value(1),(2)                              $6,567,012   $2,214,326   $3,664,230   $4,360,996
Dividends receivable                                              --           --           --           --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                   8,840          252        1,472        8,183
Receivable for share redemptions                               4,526        1,452       28,204        4,876
-----------------------------------------------------------------------------------------------------------
Total assets                                               6,580,378    2,216,030    3,693,906    4,374,055
-----------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
     Mortality and expense risk fee                            4,526        1,452        2,545        2,995
     Contract terminations                                        --           --       25,658        1,881
Payable for investments purchased                              8,840          252        1,472        8,183
-----------------------------------------------------------------------------------------------------------
Total liabilities                                             13,366        1,704       29,675       13,059
-----------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                   6,567,012    2,179,401    3,663,685    4,360,742
Net assets applicable to contracts in payment period              --       34,925           --           --
Net assets applicable to seed money                               --           --          546          254
-----------------------------------------------------------------------------------------------------------
Total net assets                                          $6,567,012   $2,214,326   $3,664,231   $4,360,996
-----------------------------------------------------------------------------------------------------------
(1) Investment shares                                        464,757      224,349      152,549      437,851
(2) Investments, at cost                                  $5,723,503   $1,675,886   $2,980,193   $3,265,026
-----------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    17

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                  AIM VI       AIM VI        AIM VI           AIM VI           AIM VI
                                                CAP APPR,     CAP APPR,     CAP DEV,         CAP DEV,         CORE EQ,
YEAR ENDED DEC. 31, 2006                          SER I        SER II         SER I           SER II           SER I



 INVESTMENT INCOME
Dividend income                                  $    747     $      --      $     --         $     --       $  159,055
Variable account expenses                          11,349       119,403        10,399           25,123          403,243
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (10,602)     (119,403)      (10,399)         (25,123)        (244,188)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
     Proceeds from sales                          339,559     5,106,074       365,743          714,592       11,046,721
     Cost of investments sold                     339,896     4,828,767       263,734          546,696       10,180,822
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (337)      277,307       102,009          167,896          865,899
Distributions from capital gains                       --            --        21,536           57,281               --
Net change in unrealized appreciation or
  depreciation of investments                      79,682       235,970        72,245          206,564        3,875,621
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     79,345       513,277       195,790          431,741        4,741,520
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 68,743     $ 393,874      $185,391         $406,618      $ 4,497,332
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                  AIM VI       AIM VI        AIM VI           AIM VI           AIM VI
                                                   DYN,       FIN SERV,     FIN SERV,   GLOBAL HLTH CARE,    INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            SER I         SER I       SER II(1)       SER II(2)          SER II

 INVESTMENT INCOME
Dividend income                                  $     --      $ 23,247         $ 897         $     --          $ 2,245
Variable account expenses                           9,053        12,804           134           18,320              660
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (9,053)       10,443           763          (18,320)           1,585
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           308,571       716,479         3,475          206,681            5,434
    Cost of investments sold                      226,279       627,033         3,278          198,632            5,226
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      82,292        89,446           197            8,049              208
Distributions from capital gains                       --         8,978           347               --               --
Net change in unrealized appreciation or
  depreciation of investments                      76,554        91,662         3,093          289,465           22,642
-----------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                    158,846       190,086         3,637          297,514           22,850
-----------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                      $149,793      $200,529        $4,400         $279,194          $24,435
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                  AIM VI       AB VPS        AB VPS           AB VPS           AB VPS
                                                  TECH,     GLOBAL TECH,   GRO & INC,       INTL VAL,       LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            SER I         CL B          CL B             CL B           CL B(1)

 INVESTMENT INCOME
Dividend income                                 $      --      $     --     $ 250,889       $  562,393             $ --
Variable account expenses                          20,943        11,205       184,076          397,930                7
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (20,943)      (11,205)       66,813          164,463               (7)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         1,158,068       520,683     4,647,016        3,944,522                5
    Cost of investments sold                    1,114,295       550,338     4,072,920        3,047,083                5
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      43,773       (29,655)      574,096          897,439               --
Distributions from capital gains                       --            --     1,126,475          799,401               --
Net change in unrealized appreciation or
  depreciation of investments                     103,884       142,352     1,438,056       11,292,692              180
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    147,657       112,697     3,138,627       12,989,532              180
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 126,714      $101,492    $3,205,440      $13,153,995             $173
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   AC VP        AC VP         AC VP          AC VP           AC VP
                                                   INTL,        INTL,     MID CAP VAL,      ULTRA,            VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             CL I         CL II       CL II(1)         CL II            CL I



 INVESTMENT INCOME
Dividend income                                   $ 32,968    $  71,281       $ 1,203      $      --       $  654,756
Variable account expenses                           17,434       45,097           462         65,640          534,593
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     15,534       26,184           741        (65,640)         120,163
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            435,170    1,079,585           610      2,387,257       14,846,644
    Cost of investments sold                       342,404      809,924           589      2,624,420       13,249,821
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       92,766      269,661            21       (237,163)       1,596,823
Distributions from capital gains                        --           --         6,663             --        4,130,301
Net change in unrealized appreciation or
  depreciation of investments                      321,323      772,291         7,147         80,254          990,451
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     414,089    1,041,952        13,831       (156,909)       6,717,575
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $429,623   $1,068,136       $14,572     $ (222,549)     $ 6,837,738
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   AC VP                       COL            COL             COL
                                                   VAL,      CALVERT VS     HI YIELD,    MARSICO GRO,     MARSICO INTL
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             CL II     SOCIAL BAL    VS CL B(3)     VS CL A(2)    OPP, VS CL B(2)

 INVESTMENT INCOME
Dividend income                                  $ 370,799     $ 91,167    $  133,773      $      --        $  19,626
Variable account expenses                          271,985       31,411        35,696         69,241           32,782
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     98,814       59,756        98,077        (69,241)         (13,156)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          5,255,438      676,336     2,562,520        654,569          387,565
    Cost of investments sold                     5,061,483      626,720     2,564,604        637,150          373,077
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      193,955       49,616        (2,084)        17,419           14,488
Distributions from capital gains                 2,630,309       69,958        46,567             --          207,175
Net change in unrealized appreciation or
  depreciation of investments                    2,115,343      112,089       224,844      1,689,096        1,145,787
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   4,939,607      231,663       269,327      1,706,515        1,367,450
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $5,038,421     $291,419    $  367,404     $1,637,274       $1,354,294
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                    CS           CS            CS          DREY VIF         DREY VIF
                                                 COMMODITY     MID-CAP       SM CAP        INTL EQ,        INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           RETURN(2)      CORE         CORE I         SERV(1)         SERV(1)

 INVESTMENT INCOME
Dividend income                                  $ 134,150     $     --     $      --          $  --           $   --
Variable account expenses                           27,357        4,394       275,937            188              110
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    106,793       (4,394)     (275,937)          (188)            (110)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            195,833      140,922     8,576,128            330              270
    Cost of investments sold                       197,513      121,201     8,985,019            319              262
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (1,680)      19,721      (408,891)            11                8
Distributions from capital gains                        --           --            --             --               --
Net change in unrealized appreciation or
  depreciation of investments                     (167,915)     (10,626)    1,504,448          5,120            3,027
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (169,595)       9,095     1,095,557          5,131            3,035
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ (62,802)    $  4,701     $ 819,620         $4,943           $2,925
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    19

STATEMENTS OF OPERATIONS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                                  EV VT            EG VA          EG VA          FID VIP        FID VIP
                                              FLOATING-RATE     FUNDAMENTAL      INTL EQ,      CONTRAFUND,    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           INC(2)        LG CAP, CL 2        CL 2        SERV CL 2(2)     SERV CL



 INVESTMENT INCOME
Dividend income                                 $ 463,513         $ 31,970        $142,473      $  244,919     $  55,888
Variable account expenses                          67,856           28,386          35,537         125,605        57,235
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   395,657            3,584         106,936         119,314        (1,347)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         1,220,687          785,198         713,866         782,593     1,288,329
    Cost of investments sold                    1,221,200          664,567         635,965         759,725     1,147,042
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (513)         120,631          77,901          22,868       141,287
Distributions from capital gains                       --           52,434         212,584       2,963,516       174,077
Net change in unrealized appreciation or
  depreciation of investments                      12,804          166,763         349,172        (260,084)      418,624
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     12,291          339,828         639,657       2,726,300       733,988
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 407,948         $343,412        $746,593      $2,845,614     $ 732,641
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                                 FID VIP          FID VIP        FID VIP         FID VIP        FID VIP
                                               GRO & INC,        MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            SERV CL 2         SERV CL       SERV CL 2        SERV CL       SERV CL 2

 INVESTMENT INCOME
Dividend income                                $  231,573       $   32,002      $  111,604        $ 19,041    $  115,959
Variable account expenses                         291,024          105,048         600,607          22,069       146,985
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (59,451)         (73,046)       (489,003)         (3,028)      (31,026)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,352,747        2,287,383       8,648,538         461,253     2,895,695
    Cost of investments sold                    4,664,724        1,593,288       7,248,314         345,764     2,163,587
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     688,023          694,095       1,400,224         115,489       732,108
Distributions from capital gains                  838,075        1,444,773       7,441,418          14,822       100,498
Net change in unrealized appreciation or
  depreciation of investments                   2,143,025         (764,883)     (1,587,350)        278,434     1,785,989
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  3,669,123        1,373,985       7,254,292         408,745     2,618,595
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $3,609,672       $1,300,939     $ 6,765,289        $405,717    $2,587,569
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT        FTVIPT
                                            GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CL 2             CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2

 INVESTMENT INCOME
Dividend income                                $  803,876       $  136,362       $ 282,533      $  269,752      $ 10,886
Variable account expenses                         334,982          186,856         190,418         269,729         7,865
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   468,894          (50,494)         92,115              23         3,021
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         9,213,895        3,061,527       2,158,290       7,856,039       442,317
    Cost of investments sold                    7,510,744        2,348,268       1,801,045       4,725,626       325,444
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   1,703,151          713,259         357,245       3,130,413       116,873
Distributions from capital gains                3,122,029          763,048         719,539              --            --
Net change in unrealized appreciation or
  depreciation of investments                   1,436,151        1,650,411       2,429,260       1,770,033        49,338
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  6,261,331        3,126,718       3,506,044       4,900,446       166,211
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $6,730,225       $3,076,224      $3,598,159      $4,900,469      $169,232
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                   GS VIT         GS VIT         GS VIT        JANUS ASPEN    JANUS ASPEN
                                                MID CAP VAL,    STRUCTD SM    STRUCTD U.S.    GLOBAL TECH,     INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INST       CAP EQ, INST     EQ, INST          SERV            SERV



 INVESTMENT INCOME
Dividend income                                  $  450,020       $  6,476     $  227,292        $     --      $  226,960
Variable account expenses                           440,280          9,219        191,411          10,474         104,042
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       9,740         (2,743)        35,881         (10,474)        122,918
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          13,185,117        204,033      5,622,068         498,845       1,902,846
    Cost of investments sold                     12,075,514        163,913      4,966,055         499,836       1,150,810
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     1,109,603         40,120        656,013            (991)        752,036
Distributions from capital gains                  4,957,674         70,684             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                       369,990         (3,080)     1,644,718          53,507       3,569,240
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    6,437,267        107,724      2,300,731          52,516       4,321,276
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 6,447,007       $104,981     $2,336,612        $ 42,042      $4,444,194
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                JANUS ASPEN       LAZARD        LM PTNRS           MFS            MFS
                                                MID CAP GRO,    RETIRE INTL    VAR SM CAP    INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SERV         EQ, SERV      GRO, CL II        SERV CL        SERV CL

 INVESTMENT INCOME
Dividend income                                    $     --      $ 101,062         $   --      $       --       $      --
Variable account expenses                            10,425         90,850            681          81,368          63,959
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (10,425)        10,212           (681)        (81,368)        (63,959)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             296,280      2,499,058         81,248       2,228,015       2,167,559
    Cost of investments sold                        273,279      1,935,466         86,186       2,065,193       1,867,850
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        23,001        563,592         (4,938)        162,822         299,709
Distributions from capital gains                         --        420,540          5,322              --         138,284
Net change in unrealized appreciation or
  depreciation of investments                       129,924        938,421            (17)        480,255         436,862
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      152,925      1,922,553            367         643,077         874,855
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $142,500     $1,932,765        $  (314)     $  561,709       $ 810,896
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                    MFS             MFS          NB AMT        NB AMT SOC        OPPEN
                                               TOTAL RETURN,    UTILITIES,        INTL,        RESPONSIVE,     GLOBAL SEC
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            SERV CL         SERV CL        CL S(2)         CL S(1)        VA, SERV

 INVESTMENT INCOME
Dividend income                                    $ 77,010     $  199,216      $  45,608          $   --      $   50,569
Variable account expenses                            33,428         96,490         31,778             440          67,744
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      43,582        102,726         13,830            (440)        (17,175)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             879,240      3,602,399        337,987           5,207         645,563
    Cost of investments sold                        884,975      3,035,341        325,032           4,921         604,980
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (5,735)       567,058         12,955             286          40,583
Distributions from capital gains                    112,879        406,009         46,807              --         313,232
Net change in unrealized appreciation or
  depreciation of investments                       249,123      1,853,073      1,195,683          11,401         884,913
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      356,267      2,826,140      1,255,445          11,687       1,238,728
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $399,849     $2,928,866     $1,269,275         $11,247      $1,221,553
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    21

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   OPPEN            OPPEN          OPPEN           PIMCO         PIONEER
                                                 MAIN ST SM       STRATEGIC       VAL VA,     VIT ALL ASSET,   EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)          CAP VA, SERV    BOND VA, SERV     SERV(4)      ADVISOR CL(2)      CL II



 INVESTMENT INCOME
Dividend income                                   $    400       $1,087,806           $  --     $1,011,998      $  173,037
Variable account expenses                           22,210          324,425             108        101,199          63,529
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (21,810)         763,381            (108)       910,799         109,508
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            554,091        7,169,781             266        728,689       1,826,371
    Cost of investments sold                       530,765        7,293,954             261        720,848       1,470,528
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       23,326         (124,173)              5          7,841         355,843
Distributions from capital gains                    50,539               --           5,220         78,488         117,519
Net change in unrealized appreciation or
  depreciation of investments                      228,287        1,829,872          (2,377)       (48,509)        844,755
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     302,152        1,705,699           2,848         37,820       1,318,117
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $280,342       $2,469,080         $ 2,740     $  948,619      $1,427,625
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  PIONEER          PUT VT          PUT VT         PUT VT          PUT VT
                                               INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,     INTL NEW OPP,     NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            CL II(5)          CL IB          CL IB           CL IB          CL IA

 INVESTMENT INCOME
Dividend income                                      $  --       $   15,473       $  46,955       $ 28,680       $  36,647
Variable account expenses                              411           37,467          65,211         18,282         250,038
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (411)         (21,994)        (18,256)        10,398        (213,391)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                810        2,676,731       1,806,892        427,029       6,909,131
    Cost of investments sold                           807        2,469,424       1,214,535        299,030       8,906,814
--------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) on sales of
  investments                                            3          207,307         592,357        127,999      (1,997,683)
Distributions from capital gains                        --               --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                        8,870         (209,469)      1,222,409        332,402       3,505,669
--------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                       8,873           (2,162)      1,814,766        460,401       1,507,986
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                         $8,462       $  (24,156)     $1,796,510       $470,799     $ 1,294,595
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                   PUT VT
                                                   VISTA,          RVS VP          RVS VP         RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL IB             BAL         CASH MGMT       CORE BOND       DIV BOND

 INVESTMENT INCOME
Dividend income                                    $    --       $  622,997     $ 1,483,628       $109,313     $ 3,990,879
Variable account expenses                           25,328          299,550         307,582         22,462         861,657
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (25,328)         323,447       1,176,046         86,851       3,129,222
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            915,009        8,140,739      28,220,547        833,707      10,740,123
    Cost of investments sold                       853,680        8,800,744      28,220,816        843,453      10,953,671
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       61,329         (660,005)           (269)        (9,746)       (213,548)
Distributions from capital gains                        --        1,336,736              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                       75,141        2,031,495             305         11,344         709,616
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     136,470        2,708,226              36          1,598         496,068
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $111,142       $3,031,673     $ 1,176,082       $ 88,449     $ 3,625,290
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                                               RVS VP                        RVS VP
                                                 RVS VP         RVS VP      FUNDAMENTAL      RVS VP     GLOBAL INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)         DIV EQ INC     EMER MKTS        VAL(2)     GLOBAL BOND       PROT SEC



 INVESTMENT INCOME
Dividend income                               $ 1,152,886      $  49,785      $  87,356    $1,104,901       $  738,192
Variable account expenses                         719,703        129,083         78,749       323,689          196,059
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   433,183        (79,298)         8,607       781,212          542,133
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,355,334      5,706,766        700,863     6,428,445        6,673,971
    Cost of investments sold                    4,541,850      4,928,320        684,696     6,398,869        6,742,373
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     813,484        778,446         16,167        29,576          (68,402)
Distributions from capital gains                6,123,585      1,952,729         32,877            --            1,102
Net change in unrealized appreciation or
  depreciation of investments                   6,427,184      1,205,782      1,998,182     1,111,795         (359,437)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 13,364,253      3,936,957      2,047,226     1,141,371         (426,737)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $13,797,436     $3,857,659     $2,055,833    $1,922,583       $  115,396
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP         RVS VP         RVS VP        RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              GRO       HI YIELD BOND     INC OPP       INTL OPP        LG CAP EQ

 INVESTMENT INCOME
Dividend income                                $  170,523    $ 4,443,009     $  750,677     $ 478,556       $  795,387
Variable account expenses                         151,265        585,831        103,517       289,205          739,956
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    19,258      3,857,178        647,160       189,351           55,431
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        11,136,541     16,824,661        855,724     6,235,068       24,526,280
    Cost of investments sold                   11,278,231     17,581,011        855,801     6,014,876       24,669,113
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (141,690)      (756,350)           (77)      220,192         (142,833)
Distributions from capital gains                       --             --          1,791            --               --
Net change in unrealized appreciation or
  depreciation of investments                     807,570      2,373,944        412,614     4,646,346        6,935,038
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    665,880      1,617,594        414,328     4,866,538        6,792,205
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  685,138    $ 5,474,772     $1,061,488    $5,055,889      $ 6,847,636
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                 RVS VP         RVS VP         RVS VP        RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)           LG CAP VAL    MID CAP GRO    MID CAP VAL     S&P 500        SELECT VAL

 INVESTMENT INCOME
Dividend income                                   $ 4,579     $   22,496     $   92,490    $  251,585         $ 13,120
Variable account expenses                           2,900         99,898         74,508       152,599            5,254
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     1,679        (77,402)        17,982        98,986            7,866
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            84,155      3,919,352        822,728     3,507,659          100,705
    Cost of investments sold                       80,837      3,904,014        777,325     3,012,486           95,629
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       3,318         15,338         45,403       495,173            5,076
Distributions from capital gains                   26,129        493,005        196,253        78,071           64,138
Net change in unrealized appreciation or
  depreciation of investments                      33,293       (921,189)     1,317,038     1,642,857            9,663
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     62,740       (412,846)     1,558,694     2,216,101           78,877
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $64,419     $ (490,248)    $1,576,676    $2,315,087         $ 86,743
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    23

STATEMENTS OF OPERATIONS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                                                    ROYCE         THIRD
                                                  RVS VP            RVS VP           RVS VP       MICRO-CAP,       AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)          SHORT DURATION      SM CAP ADV       SM CAP VAL     INVEST CL        VAL



 INVESTMENT INCOME
Dividend income                                  $ 961,486        $    3,118        $ 106,508       $  6,340    $  97,903
Variable account expenses                          220,822            74,061          224,896         31,434       64,770
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    740,664           (70,943)        (118,388)       (25,094)      33,133
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          8,992,557         2,458,144        5,993,757        909,849    1,377,705
    Cost of investments sold                     9,232,534         2,229,211        5,270,479        629,622      902,930
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (239,977)          228,933          723,278        280,227      474,775
Distributions from capital gains                        --           996,959        2,806,261        193,126      333,468
Net change in unrealized appreciation or
  depreciation of investments                      197,312          (346,904)         904,166        210,476      174,475
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (42,665)          878,988        4,433,705        683,829      982,718
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 697,999        $  808,045       $4,315,317       $658,735   $1,015,851
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 VANK LIT          VANK UIF         VANK UIF
                                                 COMSTOCK,     GLOBAL REAL EST,   MID CAP GRO,      WANGER       WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             CL II           CL II(2)         CL II(2)     INTL SM CAP   U.S. SM CO

 INVESTMENT INCOME
Dividend income                                  $ 332,661        $  147,917         $     --     $  197,374   $  127,358
Variable account expenses                          279,349            31,089           20,352        345,179      502,348
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     53,312           116,828          (20,352)      (147,805)    (374,990)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          7,106,140           586,069          217,867      6,980,634    9,732,767
    Cost of investments sold                     7,110,377           533,001          212,247      4,973,213    8,085,074
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (4,237)           53,068            5,620      2,007,421    1,647,693
Distributions from capital gains                 1,546,652            42,505           47,515             --    1,796,504
Net change in unrealized appreciation or
  depreciation of investments                    3,024,248         1,408,904          542,274      9,660,149      231,087
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   4,566,663         1,504,477          595,409     11,667,570    3,675,284
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $4,619,975        $1,621,305         $575,057    $11,519,765   $3,300,294
-------------------------------------------------------------------------------------------------------------------------




 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                             ------------------------------------------------
                                                              WF ADV VT    WF ADV VT   WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                         ASSET ALLOC   INTL CORE      OPP      SM CAP GRO



 INVESTMENT INCOME
Dividend income                                                $142,882     $ 34,745    $     --    $      --
Variable account expenses                                        53,894       17,607      31,538       32,552
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  88,988       17,138     (31,538)     (32,552)
-------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         868,304      358,380     849,408    1,061,511
    Cost of investments sold                                    799,777      282,187     663,308      780,026
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 68,527       76,193     186,100      281,485
Distributions from capital gains                                 69,315       81,500     387,466       90,059
Net change in unrealized appreciation or depreciation
  of investments                                                424,518      209,176    (144,433)     399,640
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  562,360      366,869     429,133      771,184
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $651,348     $384,007   $ 397,595    $ 738,632
-------------------------------------------------------------------------------------------------------------



  (1) For the period July 24, 2006 (commencement of operations) to Dec. 31,
      2006.

  (2) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

  (3) For the period April 28, 2006 (commencement of operations) to Dec. 31,
      2006.

  (4) For the period Sept. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

  (5) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
      2006.

See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    25

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                       AIM VI        AIM VI       AIM VI       AIM VI        AIM VI
                                                      CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2006                                SER I        SER II        SER I       SER II         SER I



 OPERATIONS
Investment income (loss) -- net                      $  (10,602)  $  (119,403)  $  (10,399)  $  (25,123)  $   (244,188)
Net realized gain (loss) on sales of investments           (337)      277,307      102,009      167,896        865,899
Distributions from capital gains                             --            --       21,536       57,281             --
Net change in unrealized appreciation or
  depreciation of investments                            79,682       235,970       72,245      206,564      3,875,621
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        68,743       393,874      185,391      406,618      4,497,332
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               27,116     1,502,709       34,330      528,493        675,879
Net transfers(1)                                        (75,087)   (3,242,650)    (200,512)      (5,793)    (1,444,425)
Transfers for policy loans                                 (505)         (288)         230          459         51,892
Adjustments to net assets allocated to contracts in
  payout period                                              --          (517)          --           --        (11,895)
Contract charges                                           (599)      (30,470)        (470)      (1,496)       (17,402)
Contract terminations:
    Surrender benefits                                  (46,183)     (475,354)     (57,548)    (109,668)    (9,234,154)
    Death benefits                                      (18,606)      (46,942)      (7,397)     (25,981)      (349,193)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (113,864)   (2,293,512)    (231,367)     386,014    (10,329,298)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,369,878    13,662,084    1,283,875    2,517,886     35,121,132
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,324,757   $11,762,446   $1,237,899   $3,310,518   $ 29,289,166
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,111,102    12,337,189    1,145,135    1,938,078     22,011,298
Contract purchase payments                               40,829     1,325,740       27,854      413,225        398,675
Net transfers(1)                                       (115,799)   (3,007,294)    (165,023)       3,352       (866,911)
Transfers for policy loans                                 (671)         (302)         201          311         31,227
Contract charges                                           (896)      (26,417)        (389)      (1,055)       (10,315)
Contract terminations:
    Surrender benefits                                  (69,763)     (419,360)     (47,026)     (79,134)    (5,442,018)
    Death benefits                                      (27,170)      (41,879)      (5,954)     (19,384)      (210,968)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,937,632    10,167,677      954,798    2,255,393     15,910,988
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                      AIM VI       AIM VI       AIM VI          AIM VI          AIM VI
                                                       DYN,       FIN SERV,   FIN SERV,   GLOBAL HLTH CARE,   INTL GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                 SER I        SER I     SER II(2)       SER II(3)         SER II



 OPERATIONS
Investment income (loss) -- net                     $   (9,053)  $   10,443    $   763        $  (18,320)      $  1,585
Net realized gain (loss) on sales of investments        82,292       89,446        197             8,049            208
Distributions from capital gains                            --        8,978        347                --             --
Net change in unrealized appreciation or
  depreciation of investments                           76,554       91,662      3,093           289,465         22,642
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      149,793      200,529      4,400           279,194         24,435
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              19,112      145,660     65,727         3,101,097        230,840
Net transfers(1)                                      (154,247)      54,167      2,123         2,643,064         29,546
Transfers for policy loans                              (2,521)      (2,197)        --              (249)            --
Adjustments to net assets allocated to contracts
  in payout period                                          --           --         --                --             --
Contract charges                                          (391)        (739)        --            (2,742)           (13)
Contract terminations:
    Surrender benefits                                 (44,260)     (30,418)    (3,365)          (33,085)        (1,993)
    Death benefits                                     (61,486)          --         --            (7,523)            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (243,793)     166,473     64,485         5,700,562        258,380
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,106,641    1,270,570         --                --            510
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,012,641   $1,637,572    $68,885        $5,979,756       $283,325
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,004,393    1,060,858         --                --             --
Contract purchase payments                              16,087      117,880     60,474         3,008,939        197,721
Net transfers(1)                                      (130,636)      16,997      1,939         2,762,887         23,510
Transfers for policy loans                              (2,236)      (1,826)        --              (247)            --
Contract charges                                          (323)        (588)        --            (2,703)           (10)
Contract terminations:
    Surrender benefits                                 (36,063)     (24,330)    (2,860)          (31,482)        (1,133)
    Death benefits                                     (51,996)          --         --            (7,477)            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       799,226    1,168,991     59,553         5,729,917        220,088
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    27

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     AIM VI        AB VPS         AB VPS        AB VPS        AB VPS
                                                      TECH,     GLOBAL TECH,    GRO & INC,    INTL VAL,    LG CAP GRO,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                SER I         CL B           CL B          CL B        CL B(2)



 OPERATIONS
Investment income (loss) -- net                    $  (20,943)   $  (11,205)   $    66,813   $   164,463     $    (7)
Net realized gain (loss) on sales of investments       43,773       (29,655)       574,096       897,439          --
Distributions from capital gains                           --            --      1,126,475       799,401          --
Net change in unrealized appreciation or
  depreciation of investments                         103,884       142,352      1,438,056    11,292,692         180
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     126,714       101,492      3,205,440    13,153,995         173
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            244,289     2,155,409      1,970,684    13,326,747      18,007
Net transfers(1)                                     (491,469)     (131,533)    (2,376,672)    4,175,889          (3)
Transfers for policy loans                             (2,246)         (910)           672       (20,747)         --
Adjustments to net assets allocated to contracts
  in payout period                                         --            --             --          (833)         --
Contract charges                                       (4,678)       (1,099)       (10,359)      (31,052)         --
Contract terminations:
    Surrender benefits                                (86,202)      (16,402)      (900,472)   (1,565,892)         --
    Death benefits                                    (33,225)       (2,112)       (70,232)     (177,779)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (373,531)    2,003,353     (1,386,379)   15,706,333      18,004
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,366,427       286,895     21,156,666    31,785,075          --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,119,610    $2,391,740    $22,975,727   $60,645,403     $18,177
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,996,701       270,493     18,544,899    16,717,077          --
Contract purchase payments                            291,383     1,943,628      1,686,952     8,276,824      15,314
Net transfers(1)                                     (622,699)     (154,922)    (2,014,218)    2,030,232          --
Transfers for policy loans                             (3,133)         (897)           380       (11,573)         --
Contract charges                                       (5,370)         (994)        (8,544)      (13,296)         --
Contract terminations:
    Surrender benefits                               (106,441)      (14,164)      (742,435)     (699,548)         --
    Death benefits                                    (42,910)       (1,969)       (59,813)      (83,949)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,507,531     2,041,175     17,407,221    26,215,767      15,314
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      AC VP        AC VP         AC VP         AC VP          AC VP
                                                      INTL,        INTL,     MID CAP VAL,      ULTRA,         VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                CL I         CL II       CL II(2)        CL II          CL I



 OPERATIONS
Investment income (loss) -- net                    $   15,534   $   26,184     $    741     $   (65,640)  $    120,163
Net realized gain (loss) on sales of investments       92,766      269,661           21        (237,163)     1,596,823
Distributions from capital gains                           --           --        6,663              --      4,130,301
Net change in unrealized appreciation or
  depreciation of investments                         321,323      772,291        7,147          80,254        990,451
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     429,623    1,068,136       14,572        (222,549)     6,837,738
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             41,021      470,519      307,419      12,049,582        763,206
Net transfers(1)                                     (282,829)    (354,392)       5,865        (564,368)      (226,332)
Transfers for policy loans                                176       (4,147)          --            (562)        31,708
Adjustments to net assets allocated to contracts
  in payout period                                         --           --           --              --        (18,703)
Contract charges                                         (476)      (2,281)          --          (5,955)       (16,230)
Contract terminations:
    Surrender benefits                                (48,209)    (175,557)        (229)        (52,676)   (12,733,381)
    Death benefits                                     (9,321)     (27,593)          --         (16,207)      (406,578)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (299,638)     (93,451)     313,055      11,409,814    (12,606,310)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,915,414    4,601,038           --       1,816,275     47,297,351
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,045,399   $5,575,723     $327,627     $13,003,540   $ 41,528,779
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,315,085    3,833,802           --       1,753,919     21,842,491
Contract purchase payments                             45,173      366,206      275,469      11,739,058        340,538
Net transfers(1)                                     (301,145)    (265,076)       5,244        (735,004)      (138,571)
Transfers for policy loans                                197       (3,115)          --            (563)        13,527
Contract charges                                         (518)      (1,671)          --          (6,096)        (7,054)
Contract terminations:
    Surrender benefits                                (52,856)    (130,642)          --         (52,744)    (5,362,261)
    Death benefits                                    (10,710)     (21,061)          --         (16,564)      (179,660)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,995,226    3,778,443      280,713      12,682,006     16,509,010
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    AC VP                       COL           COL             COL
                                                     VAL,      CALVERT VS    HI YIELD,   MARSICO GRO,     MARSICO INTL
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              CL II      SOCIAL BAL   VS CL B(4)    VS CL A(3)    OPP, VS CL B(3)



 OPERATIONS
Investment income (loss) -- net                  $    98,814   $   59,756   $   98,077    $   (69,241)    $   (13,156)
Net realized gain (loss) on sales of
  investments                                        193,955       49,616       (2,084)        17,419          14,488
Distributions from capital gains                   2,630,309       69,958       46,567             --         207,175
Net change in unrealized appreciation or
  depreciation of investments                      2,115,343      112,089      224,844      1,689,096       1,145,787
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  5,038,421      291,419      367,404      1,637,274       1,354,294
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         3,346,659      985,050    1,060,879     10,801,565       5,221,999
Net transfers(1)                                  (1,319,106)    (271,605)   4,494,878     10,434,114       4,705,905
Transfers for policy loans                           (21,524)       1,730         (439)        (7,817)            (85)
Adjustments to net assets allocated to
  contracts in payout period                          (4,185)          --           --             --            (498)
Contract charges                                     (12,962)      (1,563)      (6,656)        (8,602)         (4,131)
Contract terminations:
    Surrender benefits                            (1,348,510)    (169,392)     (73,302)       (69,883)        (27,589)
    Death benefits                                  (233,606)          --      (18,319)       (69,056)        (12,406)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       406,766      544,220    5,457,041     21,080,321       9,883,195
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   28,928,720    3,216,836           --             --              --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $34,373,907   $4,052,475   $5,824,445    $22,717,595     $11,237,489
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            21,143,872    3,157,778           --             --              --
Contract purchase payments                         2,483,779      929,990    1,041,665     10,557,704       5,059,088
Net transfers(1)                                    (909,589)    (223,199)   4,488,684     11,177,379       5,114,364
Transfers for policy loans                           (14,837)       1,691         (445)        (7,625)            (73)
Contract charges                                      (8,893)      (1,503)      (6,431)        (8,725)         (4,147)
Contract terminations:
    Surrender benefits                              (923,979)    (169,626)     (70,880)       (70,308)        (26,561)
    Death benefits                                  (163,073)          --      (17,579)       (71,437)        (12,439)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  21,607,280    3,695,131    5,435,014     21,576,988      10,130,232
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------
                                                           CS           CS           CS       DREY VIF    DREY VIF
                                                        COMMODITY    MID-CAP       SM CAP     INTL EQ,   INTL VAL,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                  RETURN(3)      CORE        CORE I      SERV(2)    SERV(2)



 OPERATIONS
Investment income (loss) -- net                        $  106,793   $  (4,394)  $  (275,937)   $  (188)   $  (110)
Net realized gain (loss) on sales of investments           (1,680)     19,721      (408,891)        11          8
Distributions from capital gains                               --          --            --         --         --
Net change in unrealized appreciation or depreciation
  of investments                                         (167,915)    (10,626)    1,504,448      5,120      3,027
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (62,802)      4,701       819,620      4,943      2,925
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              4,478,895      12,786       421,018     51,694     32,577
Net transfers(1)                                        4,441,816     (84,159)   (1,189,537)    13,402      9,657
Transfers for policy loans                                   (116)          1        26,717         --         --
Adjustments to net assets allocated to contracts in
  payout period                                                --          --        (8,538)        --         --
Contract charges                                           (3,874)       (235)       (8,819)        --         --
Contract terminations:
    Surrender benefits                                    (23,602)    (27,638)   (6,884,638)      (158)      (159)
    Death benefits                                        (10,777)         --      (339,872)        --         --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          8,882,342     (99,245)   (7,983,669)    64,938     42,075
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                --     567,329    24,771,457         --         --
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $8,819,540   $ 472,785   $17,607,408    $69,881    $45,000
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         --     676,045    20,253,792         --         --
Contract purchase payments                              4,525,931      15,146       330,878     47,554     29,956
Net transfers(1)                                        4,540,227    (100,584)     (945,996)    12,233      8,783
Transfers for policy loans                                   (101)          1        21,555         --         --
Contract charges                                           (4,007)       (276)       (6,984)        --         --
Contract terminations:
    Surrender benefits                                    (23,445)    (32,841)   (5,463,530)        --         --
    Death benefits                                        (11,242)         --      (275,007)        --         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        9,027,363     557,491    13,914,708     59,787     38,739
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      EV VT           EG VA         EG VA        FID VIP       FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL    INTL EQ,     CONTRAFUND,   GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                INC(3)      LG CAP, CL 2      CL 2      SERV CL 2(3)     SERV CL



 OPERATIONS
Investment income (loss) -- net                    $   395,657     $    3,584    $  106,936    $   119,314   $   (1,347)
Net realized gain (loss) on sales of investments          (513)       120,631        77,901         22,868      141,287
Distributions from capital gains                            --         52,434       212,584      2,963,516      174,077
Net change in unrealized appreciation or
  depreciation of investments                           12,804        166,763       349,172       (260,084)     418,624
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      407,948        343,412       746,593      2,845,614      732,641
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           9,731,541        234,072     1,198,961     19,059,826      136,499
Net transfers(1)                                    11,340,676       (125,641)     (279,370)    20,240,467     (772,771)
Transfers for policy loans                              (2,895)            70            --         (4,502)      (2,551)
Adjustments to net assets allocated to contracts
  in payout period                                          --             --            --             --         (778)
Contract charges                                        (8,439)        (1,454)       (2,267)       (15,829)      (1,934)
Contract terminations:
    Surrender benefits                                (184,517)      (261,549)      (59,903)      (135,293)    (184,287)
    Death benefits                                     (20,741)        (1,625)       (5,290)       (43,715)     (33,141)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      20,855,625       (156,127)      852,131     39,100,954     (858,963)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --      3,141,237     2,944,997             --    6,692,981
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                          $21,263,573     $3,328,522    $4,543,721    $41,946,568   $6,566,659
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --      2,970,356     2,434,636             --    6,875,620
Contract purchase payments                           9,627,312        213,353       950,423     18,494,762      133,743
Net transfers(1)                                    11,264,458       (137,991)     (213,877)    21,356,788     (768,542)
Transfers for policy loans                              (2,853)            48            --         (4,242)      (2,630)
Contract charges                                        (8,273)        (1,276)       (1,673)       (15,746)      (1,911)
Contract terminations:
    Surrender benefits                                (164,921)      (226,095)      (44,799)      (132,223)    (182,119)
    Death benefits                                     (20,333)        (1,583)       (3,987)       (43,391)     (33,425)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    20,695,390      2,816,812     3,120,723     39,655,948    6,020,736
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      FID VIP       FID VIP       FID VIP       FID VIP      FID VIP
                                                     GRO & INC,     MID CAP,      MID CAP,     OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SERV CL 2      SERV CL      SERV CL 2      SERV CL     SERV CL 2



 OPERATIONS
Investment income (loss) -- net                     $   (59,451)  $   (73,046)  $  (489,003)  $   (3,028)  $   (31,026)
Net realized gain (loss) on sales of investments        688,023       694,095     1,400,224      115,489       732,108
Distributions from capital gains                        838,075     1,444,773     7,441,418       14,822       100,498
Net change in unrealized appreciation or
  depreciation of investments                         2,143,025      (764,883)   (1,587,350)     278,434     1,785,989
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     3,609,672     1,300,939     6,765,289      405,717     2,587,569
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,075,428       409,137    16,515,557       38,364     1,790,830
Net transfers(1)                                     (3,266,019)   (1,074,913)   (3,724,410)     103,490      (879,254)
Transfers for policy loans                               (8,924)       (9,903)      (21,283)       1,899        (3,051)
Adjustments to net assets allocated to contracts
  in payout period                                       (7,642)       (1,687)       (1,535)          --          (334)
Contract charges                                        (14,840)       (3,546)      (39,745)        (607)       (5,908)
Contract terminations:
    Surrender benefits                               (1,167,914)     (421,714)   (2,782,726)     (91,678)     (674,842)
    Death benefits                                      (71,946)      (64,376)     (337,048)      (4,191)      (42,835)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,461,857)   (1,167,002)    9,608,810       47,277       184,606
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      31,920,653    11,648,433    57,959,470    2,377,442    15,626,320
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $33,068,468   $11,782,370   $74,333,569   $2,830,436   $18,398,495
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               27,566,341     6,836,716    31,182,191    2,233,110    10,917,505
Contract purchase payments                            1,712,056       224,537    10,273,783       34,062     1,290,059
Net transfers(1)                                     (2,706,059)     (590,156)   (1,862,750)      91,815      (589,158)
Transfers for policy loans                               (6,595)       (5,616)      (12,838)       1,752        (2,170)
Contract charges                                        (12,168)       (1,952)      (19,801)        (535)       (3,840)
Contract terminations:
    Surrender benefits                                 (959,041)     (232,098)   (1,393,240)     (82,215)     (445,260)
    Death benefits                                      (59,408)      (37,022)     (170,357)      (3,726)      (28,865)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     25,535,126     6,194,409    37,996,988    2,274,263    11,138,271
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK       FTVIPT          FTVIPT        FTVIPT
                                            GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CL 2             CL 2         SEC, CL 2       SEC, CL 1      SEC, CL 2



 OPERATIONS
Investment income (loss) -- net                $   468,894      $   (50,494)   $    92,115     $        23    $    3,021
Net realized gain (loss) on sales of
  investments                                    1,703,151          713,259        357,245       3,130,413       116,873
Distributions from capital gains                 3,122,029          763,048        719,539              --            --
Net change in unrealized appreciation or
  depreciation of investments                    1,436,151        1,650,411      2,429,260       1,770,033        49,338
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      6,730,225        3,076,224      3,598,159       4,900,469       169,232
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       5,871,437        3,081,677      4,109,842         317,762        11,795
Net transfers(1)                                (7,404,055)        (186,232)     2,552,287         823,502      (363,834)
Transfers for policy loans                          (8,870)         (12,469)       (10,341)         24,902            --
Adjustments to net assets allocated to
  contracts in payout period                        (3,277)              --             --          (6,569)           --
Contract charges                                   (16,156)          (7,938)        (9,493)         (8,221)         (147)
Contract terminations:
    Surrender benefits                          (1,915,512)        (879,849)      (814,457)     (7,799,118)      (15,288)
    Death benefits                                (280,003)        (112,663)       (38,690)        (75,207)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (3,756,436)       1,882,526      5,789,148      (6,722,949)     (367,474)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 37,630,169       18,464,192     17,394,045      21,761,555     1,048,984
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $40,603,958      $23,422,942    $26,781,352     $19,939,075    $  850,742
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          17,090,977        9,779,298     13,183,895      18,350,123       742,736
Contract purchase payments                       2,986,440        1,838,631      3,150,714         242,943         7,712
Net transfers(1)                                (3,269,648)         (14,309)     1,864,676         622,277      (239,883)
Transfers for policy loans                          (3,868)          (5,956)        (7,304)         19,323            --
Contract charges                                    (6,940)          (3,887)        (6,603)         (6,267)          (94)
Contract terminations:
    Surrender benefits                            (807,565)        (426,252)      (574,148)     (5,923,311)      (10,109)
    Death benefits                                (122,361)         (54,226)       (26,582)        (57,337)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                15,867,035       11,113,299     17,584,648      13,247,751       500,362
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   GS VIT         GS VIT         GS VIT       JANUS ASPEN   JANUS ASPEN
                                                MID CAP VAL,    STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,    INTL GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INST       CAP EQ, INST     EQ, INST         SERV           SERV



 OPERATIONS
Investment income (loss) -- net                  $     9,740    $   (2,743)    $    35,881    $  (10,474)   $   122,918
Net realized gain (loss) on sales of
  investments                                      1,109,603        40,120         656,013          (991)       752,036
Distributions from capital gains                   4,957,674        70,684              --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        369,990        (3,080)      1,644,718        53,507      3,569,240
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        6,447,007       104,981       2,336,612        42,042      4,444,194
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        10,337,635        14,415       2,342,713        38,445        270,676
Net transfers(1)                                  (9,695,494)     (113,743)     (2,720,296)       17,218        656,978
Transfers for policy loans                           (14,131)           --          (5,122)       (3,758)       (11,809)
Adjustments to net assets allocated to
  contracts in payout period                          (2,950)           --            (700)           --             --
Contract charges                                     (27,857)         (345)        (28,975)         (469)        (4,237)
Contract terminations:
    Surrender benefits                            (1,758,155)      (42,816)       (674,042)      (64,126)      (523,354)
    Death benefits                                  (184,573)           --        (165,053)       (5,411)       (57,090)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (1,345,525)     (142,489)     (1,251,475)      (18,101)       331,164
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   44,587,428     1,042,108      20,964,512     1,060,745      9,380,261
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $49,688,910    $1,004,600     $22,049,649    $1,084,686    $14,155,619
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            22,120,503       706,829      21,018,279     2,442,822      9,115,206
Contract purchase payments                         5,055,914         9,144       2,240,667        91,245        274,396
Net transfers(1)                                  (4,868,953)      (76,122)     (2,647,487)      (84,764)       499,191
Transfers for policy loans                            (6,255)           --          (5,160)       (9,422)        (9,037)
Contract charges                                     (12,953)         (218)        (25,775)       (1,059)        (3,278)
Contract terminations:
    Surrender benefits                              (812,174)      (27,218)       (641,669)      (91,998)      (401,770)
    Death benefits                                   (85,366)           --        (165,732)      (12,338)       (38,324)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  21,390,716       612,415      19,773,123     2,334,486      9,436,384
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                  JANUS ASPEN      LAZARD      LM PTNRS          MFS            MFS
                                                 MID CAP GRO,   RETIRE INTL   VAR SM CAP   INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SERV         EQ, SERV    GRO, CL II       SERV CL        SERV CL



 OPERATIONS
Investment income (loss) -- net                   $  (10,425)   $    10,212    $   (681)     $   (81,368)   $   (63,959)
Net realized gain (loss) on sales of
  investments                                         23,001        563,592      (4,938)         162,822        299,709
Distributions from capital gains                          --        420,540       5,322               --        138,284
Net change in unrealized appreciation or
  depreciation of investments                        129,924        938,421         (17)         480,255        436,862
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    142,500      1,932,765        (314)         561,709        810,896
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            37,458        488,241      94,136          590,776        376,326
Net transfers(1)                                    (195,047)    (1,484,294)     17,963       (1,188,184)    (1,372,068)
Transfers for policy loans                              (697)         1,311          --             (367)        (5,535)
Adjustments to net assets allocated to
  contracts in payout period                            (816)        (5,383)         --               --             --
Contract charges                                        (637)        (3,361)        (24)          (3,874)        (3,067)
Contract terminations:
    Surrender benefits                               (34,267)      (301,744)       (388)        (407,706)      (444,800)
    Death benefits                                        --        (16,965)         --          (68,846)       (67,749)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (194,006)    (1,322,195)    111,687       (1,078,201)    (1,516,893)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,266,939      9,738,640         388        9,835,336      7,753,999
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,215,433    $10,349,210    $111,761      $ 9,318,844    $ 7,048,002
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,428,120      8,727,382          --       14,892,545      8,986,344
Contract purchase payments                            68,883        392,267      84,012          803,227        426,254
Net transfers(1)                                    (357,818)    (1,255,685)     10,597       (1,778,972)    (1,529,838)
Transfers for policy loans                            (1,304)         1,102          --           (1,378)        (6,677)
Contract charges                                      (1,149)        (2,725)        (21)          (5,617)        (3,295)
Contract terminations:
    Surrender benefits                               (62,882)      (244,756)         --         (607,501)      (490,507)
    Death benefits                                        --        (14,173)         --         (107,196)       (80,713)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   2,073,850      7,603,412      94,588       13,195,108      7,301,568
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                     MFS            MFS          NB AMT          NB AMT          OPPEN
                                                TOTAL RETURN,    UTILITIES,      INTL,      SOC RESPONSIVE,    GLOBAL SEC
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             SERV CL        SERV CL       CL S(3)         CL S(2)         VA, SERV



 OPERATIONS
Investment income (loss) -- net                   $   43,582    $   102,726   $    13,830       $   (440)     $   (17,175)
Net realized gain (loss) on sales of
  investments                                         (5,735)       567,058        12,955            286           40,583
Distributions from capital gains                     112,879        406,009        46,807             --          313,232
Net change in unrealized appreciation or
  depreciation of investments                        249,123      1,853,073     1,195,683         11,401          884,913
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          399,849      2,928,866     1,269,275         11,247        1,221,553
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,254,791      3,098,987     5,185,862        225,388        2,852,721
Net transfers(1)                                    (105,557)       505,483     4,222,702          6,926        1,895,874
Transfers for policy loans                            (3,013)          (268)         (438)            --           (4,431)
Adjustments to net assets allocated to
  contracts in payout period                              --             --            --             --               --
Contract charges                                      (1,746)        (4,238)       (4,796)            --           (2,334)
Contract terminations:
    Surrender benefits                               (86,731)      (422,289)      (20,495)        (4,766)        (140,065)
    Death benefits                                        --        (43,572)      (13,842)            --           (4,445)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     1,057,744      3,134,103     9,368,993        227,548        4,597,320
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    2,967,317      8,429,590            --             --        4,706,624
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $4,424,910    $14,492,559   $10,638,268       $238,795      $10,525,497
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,848,413      5,834,673            --             --        3,888,253
Contract purchase payments                         1,177,276      2,173,812     5,060,574        201,662        2,347,030
Net transfers(1)                                     (92,165)       230,394     4,734,688          5,907        1,467,890
Transfers for policy loans                            (2,843)          (178)         (432)            --           (3,465)
Contract charges                                      (1,595)        (2,572)       (4,928)            --           (1,777)
Contract terminations:
    Surrender benefits                               (79,627)      (258,385)      (19,697)        (3,826)        (107,748)
    Death benefits                                        --        (21,758)      (14,311)            --           (3,257)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,849,459      7,955,986     9,755,894        203,743        7,586,926
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                     OPPEN          OPPEN        OPPEN         PIMCO         PIONEER
                                                  MAIN ST SM      STRATEGIC     VAL VA,   VIT ALL ASSET,   EQ INC VCT,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           CAP VA, SERV   BOND VA, SERV   SERV(5)    ADVISOR CL(3)      CL II



 OPERATIONS
Investment income (loss) -- net                   $  (21,810)    $   763,381    $  (108)    $   910,799     $  109,508
Net realized gain (loss) on sales of
  investments                                         23,326        (124,173)         5           7,841        355,843
Distributions from capital gains                      50,539              --      5,220          78,488        117,519
Net change in unrealized appreciation or
  depreciation of investments                        228,287       1,829,872     (2,377)        (48,509)       844,755
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    280,342       2,469,080      2,740         948,619      1,427,625
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,057,881      27,455,525     24,567      17,121,229        196,715
Net transfers(1)                                     999,088       6,886,495     30,672      14,649,669       (562,555)
Transfers for policy loans                              (595)        (24,510)        --          (1,433)        (2,269)
Adjustments to net assets allocated to
  contracts in payout period                              --          (4,793)        --              --         (1,471)
Contract charges                                        (654)        (30,378)        --         (15,751)        (3,834)
Contract terminations:
    Surrender benefits                               (90,405)       (792,108)      (159)        (84,194)      (322,802)
    Death benefits                                        --        (114,984)        --         (44,302)       (76,362)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     1,965,315      33,375,247     55,080      31,625,218       (772,578)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,319,280      18,845,079         --              --      7,240,874
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $3,564,937     $54,689,406    $57,820     $32,573,837     $7,895,921
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             1,159,808      18,152,043         --              --      5,916,906
Contract purchase payments                           884,964      26,274,794     23,201      16,746,489        144,535
Net transfers(1)                                     809,715       6,361,765     30,674      14,621,100       (409,361)
Transfers for policy loans                              (541)        (23,399)        --          (1,403)        (1,396)
Contract charges                                        (533)        (28,127)        --         (15,202)        (2,820)
Contract terminations:
    Surrender benefits                               (71,702)       (744,295)        --         (80,945)      (241,999)
    Death benefits                                        --        (108,111)        --         (42,632)       (59,012)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   2,781,711      49,884,670     53,875      31,227,407      5,346,853
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   PIONEER          PUT VT          PUT VT         PUT VT         PUT VT
                                                INTL VAL VCT,   HLTH SCIENCES,     INTL EQ,    INTL NEW OPP,     NEW OPP,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             CL II(6)          CL IB          CL IB          CL IB          CL IA



 OPERATIONS
Investment income (loss) -- net                   $     (411)     $   (21,994)   $   (18,256)    $   10,398    $  (213,391)
Net realized gain (loss) on sales of
  investments                                              3          207,307        592,357        127,999     (1,997,683)
Distributions from capital gains                          --               --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                          8,870         (209,469)     1,222,409        332,402      3,505,669
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            8,462          (24,156)     1,796,510        470,799      1,294,595
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               378        1,225,546        415,980         32,070        441,287
Net transfers(1)                                   1,223,483       (1,628,224)    (1,200,316)      (290,677)      (254,960)
Transfers for policy loans                                --           (8,315)          (954)        (6,978)        39,412
Adjustments to net assets allocated to
  contracts in payout period                              --               --           (461)            --         (3,685)
Contract charges                                         (13)          (1,842)        (3,824)          (736)       (13,558)
Contract terminations:
    Surrender benefits                                  (878)        (185,048)      (373,930)       (63,062)    (5,893,715)
    Death benefits                                        --          (20,210)       (89,275)       (41,788)      (260,117)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     1,222,970         (618,093)    (1,252,780)      (371,171)    (5,945,336)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --        3,987,310      7,374,487      2,041,772     21,891,546
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,231,432      $ 3,345,061    $ 7,918,217     $2,141,400    $17,240,805
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --        3,501,103      5,645,264      2,384,408     17,269,798
Contract purchase payments                               377        1,083,050        291,334         33,581        338,950
Net transfers(1)                                   1,223,483       (1,497,623)      (827,644)      (300,505)      (211,580)
Transfers for policy loans                                --           (7,262)          (965)        (7,208)        31,170
Contract charges                                         (13)          (1,589)        (2,561)          (768)       (10,461)
Contract terminations:
    Surrender benefits                                  (877)        (163,180)      (254,038)       (65,392)    (4,560,108)
    Death benefits                                        --          (19,134)       (62,865)       (44,426)      (204,300)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,222,970        2,895,365      4,788,525      1,999,690     12,653,469
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      PUT VT
                                                      VISTA,        RVS VP        RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   CL IB         BAL        CASH MGMT     CORE BOND     DIV BOND



 OPERATIONS
Investment income (loss) -- net                     $  (25,328)  $   323,447   $ 1,176,046   $   86,851   $  3,129,222
Net realized gain (loss) on sales of investments        61,329      (660,005)         (269)      (9,746)      (213,548)
Distributions from capital gains                            --     1,336,736            --           --             --
Net change in unrealized appreciation or
  depreciation of investments                           75,141     2,031,495           305       11,344        709,616
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      111,142     3,031,673     1,176,082       88,449      3,625,290
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             203,385       956,143    27,481,130      993,418     44,990,231
Net transfers(1)                                      (590,643)     (627,208)   (9,422,284)     240,670     10,018,694
Transfers for policy loans                               5,478        40,631        49,646       (1,952)        12,029
Adjustments to net assets allocated to contracts
  in payout period                                          --       (30,622)       (1,411)          --        (17,726)
Contract charges                                        (1,777)      (13,624)      (13,657)        (653)       (73,885)
Contract terminations:
    Surrender benefits                                (159,297)   (5,753,832)   (4,159,119)     (28,219)    (7,590,627)
    Death benefits                                     (15,316)     (506,419)     (537,928)          --       (675,575)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (558,170)   (5,934,931)   13,396,377    1,203,264     46,663,141
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,110,631    27,183,950    26,813,150    1,802,013     69,867,522
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,663,603   $24,280,692   $41,385,609   $3,093,726   $120,155,953
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,962,312    19,036,077    24,997,964    1,776,112     55,402,562
Contract purchase payments                             278,990       734,011    26,177,195      971,892     40,502,713
Net transfers(1)                                      (914,815)     (512,600)   (9,273,643)     234,184      8,420,305
Transfers for policy loans                               8,458        25,276        44,479       (1,933)         8,215
Contract charges                                        (2,728)       (9,270)      (12,590)        (640)       (59,607)
Contract terminations:
    Surrender benefits                                (248,112)   (3,614,178)   (3,673,432)     (20,588)    (5,698,240)
    Death benefits                                     (25,564)     (319,699)     (511,775)          --       (522,442)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,058,541    15,339,617    37,748,198    2,959,027     98,053,506
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                                                RVS VP                        RVS VP
                                                   RVS VP         RVS VP     FUNDAMENTAL      RVS VP     GLOBAL INFLATION
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           DIV EQ INC     EMER MKTS       VAL(3)     GLOBAL BOND       PROT SEC



 OPERATIONS
Investment income (loss) -- net                 $    433,183   $   (79,298)  $     8,607   $   781,212      $   542,133
Net realized gain (loss) on sales of
  investments                                        813,484       778,446        16,167        29,576          (68,402)
Distributions from capital gains                   6,123,585     1,952,729        32,877            --            1,102
Net change in unrealized appreciation or
  depreciation of investments                      6,427,184     1,205,782     1,998,182     1,111,795         (359,437)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       13,797,436     3,857,659     2,055,833     1,922,583          115,396
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        33,437,072     7,915,883    13,224,227    13,401,576       19,431,144
Net transfers(1)                                   9,547,298    (3,651,363)   11,207,627      (339,473)      (1,626,061)
Transfers for policy loans                           (36,783)       (1,216)       (1,060)        2,143           (2,436)
Adjustments to net assets allocated to
  contracts in payout period                            (457)          (72)           --        (2,946)              --
Contract charges                                     (42,924)      (15,565)      (11,981)      (23,299)         (35,542)
Contract terminations:
    Surrender benefits                            (2,086,294)     (479,205)      (65,445)   (3,522,479)        (327,538)
    Death benefits                                  (534,144)      (26,465)      (35,556)     (144,092)         (84,758)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    40,283,768     3,741,997    24,317,812     9,371,430       17,354,809
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   54,220,904    10,637,968            --    29,161,795       13,026,240
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $108,302,108   $18,237,624   $26,373,645   $40,455,808      $30,496,445
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            35,077,088     5,551,895            --    21,407,994       12,578,800
Contract purchase payments                        23,898,513     4,706,661    12,773,361    11,303,007       19,010,232
Net transfers(1)                                   6,046,986    (1,789,088)   11,405,725      (158,369)      (1,614,135)
Transfers for policy loans                           (22,360)         (761)       (1,054)        1,281           (2,327)
Contract charges                                     (24,655)       (6,784)      (11,467)      (16,779)         (33,990)
Contract terminations:
    Surrender benefits                            (1,224,688)     (215,451)      (62,324)   (2,486,958)        (305,761)
    Death benefits                                  (321,800)      (12,058)      (33,995)     (101,704)         (81,920)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  63,429,084     8,234,414    24,070,246    29,948,472       29,550,899
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     RVS VP          RVS VP         RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   GRO       HI YIELD BOND     INC OPP       INTL OPP      LG CAP EQ



 OPERATIONS
Investment income (loss) -- net                   $     19,258    $ 3,857,178    $   647,160   $   189,351   $     55,431
Net realized gain (loss) on sales of investments      (141,690)      (756,350)           (77)      220,192       (142,833)
Distributions from capital gains                            --             --          1,791            --             --
Net change in unrealized appreciation or
  depreciation of investments                          807,570      2,373,944        412,614     4,646,346      6,935,038
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      685,138      5,474,772      1,061,488     5,055,889      6,847,636
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           7,901,667      5,796,208     14,304,367     1,134,380      2,196,164
Net transfers(1)                                    (7,973,451)    (7,661,529)     4,459,787     2,480,509     51,953,111
Transfers for policy loans                             (11,940)         3,096           (812)       16,935         64,585
Adjustments to net assets allocated to contracts
  in payout period                                      (2,258)       (11,339)            --        (8,278)       264,284
Contract charges                                       (11,260)       (20,044)       (15,733)       (9,770)       (78,225)
Contract terminations:
    Surrender benefits                                (474,663)    (7,509,050)      (137,483)   (5,663,477)   (12,537,498)
    Death benefits                                     (85,829)      (481,284)       (43,292)     (219,578)      (417,308)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (657,734)    (9,883,942)    18,566,834    (2,269,279)    41,445,113
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     14,156,597     61,436,801      3,730,062    23,094,004     25,944,863
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 14,184,001    $57,027,631    $23,358,384   $25,880,614   $ 74,237,612
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              23,586,529     46,734,251      3,617,096    20,779,325     26,330,536
Contract purchase payments                          11,905,548      4,412,765     13,779,427     1,032,784      2,167,612
Net transfers(1)                                   (13,097,274)    (5,668,362)     4,251,176     1,902,477     43,070,703
Transfers for policy loans                             (20,862)         2,152           (788)       13,357         41,859
Contract charges                                       (17,722)       (14,635)       (14,549)       (7,987)       (74,077)
Contract terminations:
    Surrender benefits                                (710,698)    (5,383,030)      (116,204)   (4,325,295)    (9,556,178)
    Death benefits                                    (152,842)      (352,177)       (40,261)     (168,993)      (348,068)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    21,492,679     39,730,964     21,475,897    19,225,668     61,632,387
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                    RVS VP        RVS VP        RVS VP        RVS VP       RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              LG CAP VAL   MID CAP GRO   MID CAP VAL     S&P 500     SELECT VAL



 OPERATIONS
Investment income (loss) -- net                    $  1,679    $   (77,402)  $    17,982   $    98,986    $  7,866
Net realized gain (loss) on sales of investments      3,318         15,338        45,403       495,173       5,076
Distributions from capital gains                     26,129        493,005       196,253        78,071      64,138
Net change in unrealized appreciation or
  depreciation of investments                        33,293       (921,189)    1,317,038     1,642,857       9,663
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    64,419       (490,248)    1,576,676     2,315,087      86,743
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           78,094        465,366    10,258,866       983,876      36,894
Net transfers(1)                                    311,605      7,568,354     8,891,554    (2,229,162)     18,903
Transfers for policy loans                             (867)            69          (703)          703          --
Adjustments to net assets allocated to contracts
  in payout period                                       --         34,680            --            --          --
Contract charges                                       (152)        (5,230)       (7,941)       (8,280)       (221)
Contract terminations:
    Surrender benefits                              (56,590)    (1,499,822)     (187,279)     (524,931)     (9,531)
    Death benefits                                       --       (140,976)      (55,639)     (141,208)         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      332,090      6,422,441    18,898,858    (1,919,002)     46,045
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     181,436      3,865,435       903,207    17,517,948     592,135
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $577,945    $ 9,797,628   $21,378,741   $17,914,033    $724,923
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              169,641      3,082,471       760,024    18,749,164     569,762
Contract purchase payments                           71,755        414,574     8,997,522     1,024,146      32,992
Net transfers(1)                                    265,517      7,579,295     7,232,885    (2,277,698)     12,875
Transfers for policy loans                             (699)         1,401          (671)         (472)         --
Contract charges                                       (131)        (4,943)       (6,027)       (8,454)       (197)
Contract terminations:
    Surrender benefits                              (46,373)    (1,576,463)     (142,880)     (513,377)     (8,473)
    Death benefits                                       --       (146,575)      (42,473)     (154,978)         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    459,710      9,349,760    16,798,380    16,818,331     606,959
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                                                                 ROYCE
                                                     RVS VP          RVS VP        RVS VP     MICRO-CAP,    THIRD AVE
YEAR ENDED DEC. 31, 2006 (CONTINUED)             SHORT DURATION    SM CAP ADV    SM CAP VAL    INVEST CL       VAL



 OPERATIONS
Investment income (loss) -- net                    $   740,664    $   (70,943)  $  (118,388)  $  (25,094)  $   33,133
Net realized gain (loss) on sales of
  investments                                         (239,977)       228,933       723,278      280,227      474,775
Distributions from capital gains                            --        996,959     2,806,261      193,126      333,468
Net change in unrealized appreciation or
  depreciation of investments                          197,312       (346,904)      904,166      210,476      174,475
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      697,999        808,045     4,315,317      658,735    1,015,851
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           4,591,051        583,515     8,608,818       64,175      121,869
Net transfers(1)                                    (7,305,560)    (1,317,157)   (4,781,712)    (286,810)    (445,676)
Transfers for policy loans                             (10,466)        (5,120)       (6,178)       1,437       (4,190)
Adjustments to net assets allocated to
  contracts in payout period                                --         (3,203)           --           --           --
Contract charges                                        (9,024)        (3,972)      (26,560)        (932)      (1,559)
Contract terminations:
    Surrender benefits                              (1,193,204)      (505,047)     (782,448)    (205,850)    (313,211)
    Death benefits                                    (275,240)      (121,113)     (175,427)     (30,836)     (26,378)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (4,202,443)    (1,372,097)    2,836,493     (458,816)    (669,145)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     25,948,809      8,278,607    21,730,169    3,411,383    7,114,657
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $22,444,365    $ 7,714,555   $28,881,979   $3,611,302   $7,461,363
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              22,848,017      6,099,097    13,545,500    1,682,523    3,375,417
Contract purchase payments                           4,100,485        401,806     5,959,116       37,568       71,590
Net transfers(1)                                    (6,456,180)      (916,759)   (2,772,268)    (134,892)    (213,168)
Transfers for policy loans                              (8,863)        (2,717)       (3,670)         642       (1,782)
Contract charges                                        (7,981)        (2,703)      (14,563)        (416)        (692)
Contract terminations:
    Surrender benefits                              (1,045,912)      (349,229)     (440,769)     (87,790)    (136,076)
    Death benefits                                    (237,427)       (85,433)      (99,400)     (14,023)     (11,941)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    19,192,139      5,144,062    16,173,946    1,483,612    3,083,348
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 VANK LIT        VANK UIF         VANK UIF
                                                COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER        WANGER
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            CL II          CL II(3)         CL II(3)     INTL SM CAP    U.S. SM CO



 OPERATIONS
Investment income (loss) -- net                $    53,312      $   116,828      $  (20,352)   $  (147,805)  $  (374,990)
Net realized gain (loss) on sales of
  investments                                       (4,237)          53,068           5,620      2,007,421     1,647,693
Distributions from capital gains                 1,546,652           42,505          47,515             --     1,796,504
Net change in unrealized appreciation or
  depreciation of investments                    3,024,248        1,408,904         542,274      9,660,149       231,087
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      4,619,975        1,621,305         575,057     11,519,765     3,300,294
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      22,617,478        4,879,915       3,177,909     11,383,448    10,981,174
Net transfers(1)                                (3,430,228)       4,055,593       3,051,656     (3,210,244)   (6,779,150)
Transfers for policy loans                          (6,719)          (2,654)           (896)       (18,285)      (19,790)
Adjustments to net assets allocated to
  contracts in payout period                            --               --              --           (497)       (3,260)
Contract charges                                   (51,035)          (4,439)         (3,065)       (27,618)      (31,196)
Contract terminations:
    Surrender benefits                            (569,386)         (40,319)        (15,973)    (1,455,596)   (1,865,212)
    Death benefits                                 (85,294)         (12,519)         (7,768)      (198,716)     (299,934)
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) from contract
  transactions                                  18,474,816        8,875,577       6,201,863      6,472,492     1,982,632
------------------------------------------------------------------------------------------------------------------------

Net assets at beginning of year                 20,339,719               --              --     29,207,088    52,186,384
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $43,434,510      $10,496,882      $6,776,920    $47,199,345   $57,469,310
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          19,109,988               --              --     21,907,380    30,157,667
Contract purchase payments                      20,779,883        4,515,483       3,114,144      8,063,165     6,756,954
Net transfers(1)                                (3,122,568)       4,053,213       3,453,777     (2,002,061)   (3,980,980)
Transfers for policy loans                          (6,079)          (2,331)           (933)       (11,058)      (12,168)
Contract charges                                   (43,368)          (3,904)         (3,212)       (16,603)      (17,326)
Contract terminations:
    Surrender benefits                            (504,955)         (35,674)        (15,302)      (894,514)   (1,041,069)
    Death benefits                                 (75,251)         (11,225)         (8,213)      (135,499)     (167,734)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                36,137,650        8,515,562       6,540,261     26,910,810    31,695,344
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------
                                                          WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     ASSET ALLOC    INTL CORE       OPP      SM CAP GRO



 OPERATIONS
Investment income (loss) -- net                           $   88,988   $   17,138   $  (31,538)  $  (32,552)
Net realized gain (loss) on sales of investments              68,527       76,193      186,100      281,485
Distributions from capital gains                              69,315       81,500      387,466       90,059
Net change in unrealized appreciation or depreciation
  of investments                                             424,518      209,176     (144,433)     399,640
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 651,348      384,007      397,595      738,632
-----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   184,824       37,779      321,935      471,265
Net transfers(1)                                             343,445     (151,270)    (510,310)     168,246
Transfers for policy loans                                      (995)         (85)      (2,183)       1,241
Adjustments to net assets allocated to contracts in
  payout period                                                   --       (1,587)          --           --
Contract charges                                              (3,775)        (582)      (1,615)      (1,564)
Contract terminations:
    Surrender benefits                                      (484,833)     (83,576)    (168,889)    (233,448)
    Death benefits                                          (114,302)          --      (44,513)     (24,618)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (75,636)    (199,321)    (405,575)     381,122
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            5,991,300    2,029,640    3,672,211    3,241,242
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $6,567,012   $2,214,326   $3,664,231   $4,360,996
-----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     5,140,889    1,852,946    2,926,154    3,175,769
Contract purchase payments                                   152,723       32,254      267,202      398,623
Net transfers(1)                                             280,341     (125,394)    (349,661)     152,531
Transfers for policy loans                                      (850)         (71)      (1,781)       1,102
Contract charges                                              (3,108)        (492)      (1,200)      (1,410)
Contract terminations:
    Surrender benefits                                      (391,546)     (69,864)    (122,822)    (193,465)
    Death benefits                                           (97,406)          --      (35,271)     (23,771)
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           5,081,043    1,689,379    2,682,621    3,509,379
-----------------------------------------------------------------------------------------------------------



   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

   (2) For the period July 24, 2006 (commencement of operations) to Dec. 31,
       2006.

   (3) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

   (4) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.

   (5) For the period Sept. 15, 2006 (commencement of operations) to Dec. 31, 2006.

   (6) For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
       2006.

See accompanying notes to financial statements.


 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI        AIM VI       AIM VI       AIM VI        AIM VI
                                                      CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2005                                SER I        SER II        SER I       SER II        SER I



 OPERATIONS
Investment income (loss) -- net                      $  (10,867)  $   (60,844)  $  (11,013)  $  (19,304)  $    52,616
Net realized gain (loss) on sales of investments        (28,260)       30,274       57,753       67,366      (128,012)
Distributions from capital gains                             --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           141,021       908,920       61,656      137,130     1,459,204
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       101,894       878,350      108,396      185,192     1,383,808
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               49,310     8,758,725       39,205      320,935       817,880
Net transfers(1)                                       (142,203)      849,098     (148,843)      94,459    (3,289,377)
Transfers for policy loans                                  237           136         (597)      (2,655)       47,691
Adjustments to net assets allocated to contracts in
  payout period                                              --          (530)          --           --       (12,711)
Contract charges                                           (746)       (1,765)        (608)      (1,140)      (21,305)
Contract terminations:
    Surrender benefits                                  (62,977)     (147,972)     (68,754)    (109,254)   (5,824,401)
    Death benefits                                       (7,281)       (2,359)          --      (13,386)     (276,713)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (163,660)    9,455,333     (179,597)     288,959    (8,558,936)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,431,644     3,328,401    1,355,076    2,043,735    42,296,260
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,369,878   $13,662,084   $1,283,875   $2,517,886   $35,121,132
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,380,908     3,287,767    1,314,669    1,713,314    27,582,556
Contract purchase payments                               80,209     8,381,969       37,844      264,761       535,339
Net transfers(1)                                       (236,704)      815,727     (141,464)      67,625    (2,145,053)
Transfers for policy loans                                  394           136         (497)      (2,443)       31,452
Contract charges                                         (1,235)       (1,756)        (579)        (926)      (13,953)
Contract terminations:
    Surrender benefits                                 (101,386)     (144,304)     (64,838)     (94,833)   (3,779,062)
    Death benefits                                      (11,084)       (2,350)          --       (9,420)     (199,981)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,111,102    12,337,189    1,145,135    1,938,078    22,011,298
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                        AIM VI       AIM VI       AIM VI      AIM VI        AB VPS
                                                         DYN,       FIN SERV,   INTL GRO,      TECH,     GLOBAL TECH,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                   SER I        SER I     SER II(2)      SER I        CL B(2)



 OPERATIONS
Investment income (loss) -- net                       $   (8,881)  $    5,197      $  2     $  (12,228)    $   (170)
Net realized gain (loss) on sales of investments          38,248       48,969        --         11,748           --
Distributions from capital gains                              --           --        --             --           --
Net change in unrealized appreciation or
  depreciation of investments                             69,136       (1,673)       33         61,575       (3,074)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              98,503       52,493        35         61,095       (3,244)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                32,811      177,624       475      1,306,077      277,877
Net transfers(1)                                          (8,751)    (307,112)       --        (21,746)      12,626
Transfers for policy loans                                  (709)      (1,895)       --         (1,784)          --
Adjustments to net assets allocated to contracts in
  payout period                                               --           --        --             --           --
Contract charges                                            (416)        (664)       --           (667)          --
Contract terminations:
    Surrender benefits                                    (9,182)     (58,927)       --        (87,079)        (364)
    Death benefits                                            --           --        --             --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            13,753     (190,974)      475      1,194,801      290,139
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          994,385    1,409,051        --      1,110,531           --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,106,641   $1,270,570      $510     $2,366,427     $286,895
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   990,836    1,238,236        --      1,504,587           --
Contract purchase payments                                32,081      155,002        --      1,689,440      258,757
Net transfers(1)                                          (9,131)    (276,294)       --        (67,593)      11,736
Transfers for policy loans                                  (672)      (1,676)       --         (2,567)          --
Contract charges                                            (396)        (606)       --           (951)          --
Contract terminations:
    Surrender benefits                                    (8,325)     (53,804)       --       (126,215)          --
    Death benefits                                            --           --        --             --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,004,393    1,060,858        --      2,996,701      270,493
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                        AB VPS        AB VPS        AC VP        AC VP        AC VP
                                                      GRO & INC,    INTL VAL,       INTL,        INTL,       ULTRA,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                   CL B          CL B         CL I         CL II      CL II(2)



 OPERATIONS
Investment income (loss) -- net                      $    78,817   $   (83,842)  $    5,384   $    2,587   $   (1,126)
Net realized gain (loss) on sales of investments         257,050        79,630       26,499       81,819          184
Distributions from capital gains                              --       309,779           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                            408,631     3,395,740      189,787      398,170      (27,568)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        744,498     3,701,307      221,670      482,576      (28,510)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             4,012,530    10,677,663       47,455      621,429    1,632,279
Net transfers(1)                                         122,671     5,203,888     (143,060)     120,139      213,137
Transfers for policy loans                               (11,900)      (16,062)        (281)         397           --
Adjustments to net assets allocated to contracts in
  payout period                                               --          (527)          --           --           --
Contract charges                                          (8,891)       (7,299)        (613)      (1,706)          --
Contract terminations:
    Surrender benefits                                  (363,650)     (468,914)     (62,984)    (125,145)        (631)
    Death benefits                                      (180,098)      (70,410)     (29,118)      (6,679)          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         3,570,662    15,318,339     (188,601)     608,435    1,844,785
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       16,841,506    12,765,429    1,882,345    3,510,027           --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $21,156,666   $31,785,075   $1,915,414   $4,601,038   $1,816,275
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                15,331,775     7,741,223    2,554,189    3,288,533           --
Contract purchase payments                             3,590,487     6,210,403       63,581      571,466    1,550,293
Net transfers(1)                                         121,933     3,087,281     (180,206)      94,846      204,029
Transfers for policy loans                               (10,608)       (9,190)        (409)         400           --
Contract charges                                          (7,949)       (4,177)        (813)      (1,516)          --
Contract terminations:
    Surrender benefits                                  (322,961)     (268,295)     (81,938)    (113,500)        (403)
    Death benefits                                      (157,778)      (40,168)     (39,319)      (6,427)          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      18,544,899    16,717,077    2,315,085    3,833,802    1,753,919
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        AC VP         AC VP                      CS           CS
                                                         VAL,          VAL,      CALVERT VS    MID-CAP      SM CAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     CL I         CL II      SOCIAL BAL     CORE        CORE I



 OPERATIONS
Investment income (loss) -- net                      $  (162,275)  $   (63,749)  $   32,919   $ (4,806)  $  (354,702)
Net realized gain (loss) on sales of investments         915,290       101,804       26,775      8,098      (687,872)
Distributions from capital gains                       4,800,315     2,048,569           --         --            --
Net change in unrealized appreciation or
  depreciation of investments                         (3,757,303)     (983,627)      81,848     29,408      (239,743)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,796,027     1,102,997      141,542     32,700    (1,282,317)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               948,047     5,840,644      813,795     13,939       645,710
Net transfers(1)                                       6,402,666     4,311,111      226,184    (28,728)   (1,561,183)
Transfers for policy loans                                27,908          (430)      (8,470)         1        27,723
Adjustments to net assets allocated to contracts in
  payout period                                          (17,287)       (1,314)          --         --        (9,289)
Contract charges                                         (17,897)       (9,873)      (1,935)      (328)      (11,896)
Contract terminations:
    Surrender benefits                                (8,339,421)     (711,864)     (63,083)   (15,363)   (5,520,094)
    Death benefits                                      (320,284)      (80,016)          --         --      (166,028)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,316,268)    9,348,258      966,491    (30,479)   (6,595,057)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       46,817,592    18,477,465    2,108,803    565,108    32,648,831
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $47,297,351   $28,928,720   $3,216,836   $567,329   $24,771,457
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                22,371,670    14,073,833    2,147,312    714,052    25,658,455
Contract purchase payments                               466,481     4,417,139      832,235     17,434       529,229
Net transfers(1)                                       2,998,911     3,263,188      254,492    (35,687)   (1,290,620)
Transfers for policy loans                                12,977          (333)      (8,937)         1        23,063
Contract charges                                          (8,534)       (7,428)      (1,897)      (412)       (9,725)
Contract terminations:
    Surrender benefits                                (3,835,724)     (541,783)     (65,427)   (19,343)   (4,503,362)
    Death benefits                                      (163,290)      (60,744)          --         --      (153,248)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      21,842,491    21,143,872    3,157,778    676,045    20,253,792
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                       EG VA         EG VA       FID VIP      FID VIP       FID VIP
                                                    FUNDAMENTAL    INTL EQ,    GRO & INC,    GRO & INC,     MID CAP,
YEAR ENDED DEC. 31, 2005 (CONTINUED)               LG CAP, CL 2      CL 2        SERV CL     SERV CL 2      SERV CL



 OPERATIONS
Investment income (loss) -- net                     $   (3,728)   $   39,943   $   34,814   $   100,093   $    75,940
Net realized gain (loss) on sales of investments        37,726         7,376       52,897       233,601       401,467
Distributions from capital gains                            --            --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                          191,466       255,939      326,155     1,669,140     1,222,316
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      225,464       303,258      413,866     2,002,834     1,699,723
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             124,569     2,051,625      169,864     4,564,888       319,092
Net transfers(1)                                       300,503       512,642       (7,129)      337,016        61,985
Transfers for policy loans                               1,618            --       (4,858)       (4,351)        2,301
Adjustments to net assets allocated to contracts
  in payout period                                          --            --         (728)       (7,547)       (1,431)
Contract charges                                        (1,611)          (98)      (2,302)      (13,731)       (3,902)
Contract terminations:
    Surrender benefits                                (120,866)      (14,349)    (272,357)     (781,911)     (212,785)
    Death benefits                                      (2,190)           --      (62,667)     (145,735)     (103,613)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         302,023     2,549,820     (180,177)    3,948,629        61,647
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,613,750        91,919    6,459,292    25,969,190     9,887,063
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $3,141,237    $2,944,997   $6,692,981   $31,920,653   $11,648,433
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,642,221        86,900    7,074,687    24,003,731     6,800,362
Contract purchase payments                             121,395     1,881,811      186,103     4,172,578       210,606
Net transfers(1)                                       325,595       478,896       (9,742)      260,977        31,398
Transfers for policy loans                               1,604            --       (5,247)       (5,369)        1,583
Contract charges                                        (1,548)          (83)      (2,535)      (12,553)       (2,581)
Contract terminations:
    Surrender benefits                                (116,630)      (12,888)    (299,970)     (716,615)     (139,696)
    Death benefits                                      (2,281)           --      (67,676)     (136,408)      (64,956)
---------------------------------------------------------------------------------------------------------------------

Units outstanding at end of year                     2,970,356     2,434,636    6,875,620    27,566,341     6,836,716
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                  FID VIP       FID VIP      FID VIP       FTVIPT FRANK     FTVIPT FRANK
                                                  MID CAP,     OVERSEAS,    OVERSEAS,    GLOBAL REAL EST,    SM CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)             SERV CL 2      SERV CL     SERV CL 2          CL 2             CL 2



 OPERATIONS
Investment income (loss) -- net                 $   267,810   $   (6,017)  $   (48,957)     $   165,452      $   (17,478)
Net realized gain (loss) on sales of
  investments                                       536,293       54,191       306,013          621,881          235,379
Distributions from capital gains                         --       11,114        63,226        1,894,215           90,567
Net change in unrealized appreciation or
  depreciation of investments                     6,949,286      302,987     2,033,579        1,251,524          897,505
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       7,753,389      362,275     2,353,861        3,933,072        1,205,973
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       12,161,407       75,875     1,444,229        6,995,902        3,938,486
Net transfers(1)                                  1,970,710     (109,378)      208,640          120,548        1,574,921
Transfers for policy loans                          (34,828)         552        (2,890)          (4,656)          (1,399)
Adjustments to net assets allocated to
  contracts in payout period                         (1,367)          --          (289)          (2,954)              --
Contract charges                                    (22,125)        (705)       (4,827)         (13,026)          (5,653)
Contract terminations:
    Surrender benefits                           (1,286,950)     (89,464)     (353,382)        (941,088)        (389,894)
    Death benefits                                 (251,170)     (38,098)      (38,140)        (290,897)         (92,412)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   12,535,677     (161,218)    1,253,341        5,863,829        5,024,049
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  37,670,404    2,176,385    12,019,118       27,833,268       12,234,170
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $57,959,470   $2,377,442   $15,626,320      $37,630,169      $18,464,192
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           23,733,901    2,411,196     9,927,134       14,215,460        6,960,800
Contract purchase payments                        7,188,635       82,103     1,144,151        3,448,475        2,217,926
Net transfers(1)                                  1,208,656     (119,601)      165,319           33,257          873,559
Transfers for policy loans                          (21,145)         583        (2,208)          (2,074)            (761)
Contract charges                                    (13,061)        (762)       (3,851)          (6,451)          (3,162)
Contract terminations:
    Surrender benefits                             (766,824)    (100,699)     (286,617)        (460,324)        (216,617)
    Death benefits                                 (147,971)     (39,710)      (26,423)        (137,366)         (52,447)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 31,182,191    2,233,110    10,917,505       17,090,977        9,779,298
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS.


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------
                                                  FTVIPT          FTVIPT        FTVIPT        GS VIT         GS VIT
                                              MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR    MID CAP VAL,    STRUCTD SM
YEAR ENDED DEC. 31, 2005 (CONTINUED)            SEC, CL 2       SEC, CL 1      SEC, CL 2       INST       CAP EQ, INST



 OPERATIONS
Investment income (loss) -- net                $     2,483     $    29,561    $    4,090    $   (50,648)   $   (6,945)
Net realized gain (loss) on sales of
  investments                                      158,937         820,045        38,318        191,688        86,019
Distributions from capital gains                    46,014              --            --      4,036,031        91,387
Net change in unrealized appreciation or
  depreciation of investments                    1,202,817       3,779,318        45,775       (356,809)     (126,148)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,410,251       4,628,924        88,183      3,820,262        44,313
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       3,551,593         415,082        18,692     12,300,662        13,563
Net transfers(1)                                 2,332,204       2,301,530        41,046      4,781,730      (304,466)
Transfers for policy loans                          (9,093)         17,387            --         (8,248)           --
Adjustments to net assets allocated to
  contracts in payout period                            --          (6,074)           --         (2,527)           --
Contract charges                                    (6,496)         (8,651)         (157)       (13,854)         (395)
Contract terminations:
    Surrender benefits                            (444,854)     (3,875,561)      (62,971)      (923,264)       (8,594)
    Death benefits                                 (40,718)        (55,078)           --       (111,255)      (43,357)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   5,382,636      (1,211,365)       (3,390)    16,023,244      (343,249)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 10,601,158      18,343,996       964,191     24,743,922     1,341,044
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $17,394,045     $21,761,555    $1,048,984    $44,587,428    $1,042,108
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           8,738,253      19,516,474       745,606     13,605,682       956,069
Contract purchase payments                       2,881,699         412,383        14,381      6,508,615         9,673
Net transfers(1)                                 1,964,155       2,253,786        31,787      2,554,719      (222,048)
Transfers for policy loans                          (7,578)         17,055            --         (4,304)           --
Contract charges                                    (5,173)         (8,506)         (119)        (7,323)         (286)
Contract terminations:
    Surrender benefits                            (354,431)     (3,768,180)      (48,919)      (479,234)       (6,249)
    Death benefits                                 (33,030)        (72,889)           --        (57,652)      (30,330)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                13,183,895      18,350,123       742,736     22,120,503       706,829
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                  GS VIT       JANUS ASPEN   JANUS ASPEN    JANUS ASPEN       LAZARD
                                               STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,       RETIRE
YEAR ENDED DEC. 31, 2005 (CONTINUED)             EQ, INST         SERV           SERV          SERV       INTL EQ, SERV



 OPERATIONS
Investment income (loss) -- net                 $    35,446    $   (8,495)    $   17,482    $  (10,603)     $   10,571
Net realized gain (loss) on sales of
  investments                                        57,245       (31,787)       192,831       (16,757)        168,571
Distributions from capital gains                         --            --             --            --         123,163
Net change in unrealized appreciation or
  depreciation of investments                     1,094,192       140,264      1,979,340       153,742         557,176
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,186,883        99,982      2,189,653       126,382         859,481
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        9,166,350        87,018        272,874        55,582       1,329,048
Net transfers(1)                                  1,999,702       (98,682)           334      (139,187)      1,031,367
Transfers for policy loans                              394          (127)        (1,863)       (5,156)         (1,742)
Adjustments to net assets allocated to
  contracts in payout period                           (659)           --             --          (705)         (2,424)
Contract charges                                     (4,256)         (514)        (3,311)         (838)         (2,867)
Contract terminations:
    Surrender benefits                             (351,013)      (42,653)      (231,349)      (38,888)       (156,557)
    Death benefits                                  (36,211)      (14,012)       (47,768)           --         (33,964)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   10,774,307       (68,970)       (11,083)     (129,192)      2,162,861
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   9,003,322     1,029,733      7,201,691     1,269,749       6,716,298
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $20,964,512    $1,060,745     $9,380,261    $1,266,939      $9,738,640
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            9,790,323     2,658,046      9,168,818     2,703,296       6,717,637
Contract purchase payments                        9,516,901       239,061        323,486       117,141       1,246,937
Net transfers(1)                                  2,141,473      (307,574)       (47,082)     (301,132)        956,605
Transfers for policy loans                              443          (188)        (1,868)      (10,121)         (1,763)
Contract charges                                     (4,580)       (1,314)        (3,827)       (1,769)         (2,731)
Contract terminations:
    Surrender benefits                             (385,640)     (111,174)      (271,129)      (79,295)       (153,622)
    Death benefits                                  (40,641)      (34,035)       (53,192)           --         (35,681)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 21,018,279     2,442,822      9,115,206     2,428,120       8,727,382
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    LM PTNRS           MFS            MFS            MFS            MFS
                                                   VAR SM CAP    INV GRO STOCK,     NEW DIS,    TOTAL RETURN,   UTILITIES,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)           GRO, CL II(2)       SERV CL        SERV CL        SERV CL        SERV CL



 OPERATIONS
Investment income (loss) -- net                       $ (1)        $   (62,426)   $   (66,866)    $    4,115    $  (27,065)
Net realized gain (loss) on sales of
  investments                                           --              27,203        100,004         (1,177)      125,428
Distributions from capital gains                        23                  --             --         37,527            --
Net change in unrealized appreciation or
  depreciation of investments                          (10)            392,358        229,922          4,983       805,752
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       12             357,135        263,060         45,448       904,115
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             376           1,571,398        705,744      1,968,122     2,076,452
Net transfers(1)                                        --             361,274     (1,499,059)       838,990     1,909,340
Transfers for policy loans                              --                (906)        (1,547)            --           346
Adjustments to net assets allocated to
  contracts in payout period                            --                  --             --             --            --
Contract charges                                        --              (3,757)        (3,440)           (61)       (2,483)
Contract terminations:
    Surrender benefits                                  --            (318,066)      (253,496)       (11,855)     (145,213)
    Death benefits                                      --              (8,684)       (34,004)        (8,501)       (4,049)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         376           1,601,259     (1,085,802)     2,786,695     3,834,393
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --           7,876,942      8,576,741        135,174     3,691,082
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $388         $ 9,835,336    $ 7,753,999     $2,967,317    $8,429,590
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --          12,506,059     10,441,412        131,646     2,992,552
Contract purchase payments                              --           2,373,022        780,547      1,918,658     1,536,344
Net transfers(1)                                        --             550,564     (1,873,406)       817,538     1,422,085
Transfers for policy loans                              --                (729)        (1,686)            --           256
Contract charges                                        --              (5,851)        (4,211)           (58)       (1,764)
Contract terminations:
    Surrender benefits                                  --            (516,711)      (314,512)       (11,253)     (111,827)
    Death benefits                                      --             (13,809)       (41,800)        (8,118)       (2,973)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        --          14,892,545      8,986,344      2,848,413     5,834,673
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                  OPPEN         OPPEN          OPPEN         PIONEER         PUT VT
                                               GLOBAL SEC    MAIN ST SM      STRATEGIC     EQ INC VCT,   HLTH SCIENCES,
YEAR ENDED DEC. 31, 2005 (CONTINUED)            VA, SERV    CAP VA, SERV   BOND VA, SERV      CL II           CL IB



 OPERATIONS
Investment income (loss) -- net                $  (12,728)   $   (5,076)    $    (5,435)    $   86,224     $  (26,026)
Net realized gain (loss) on sales of
  investments                                       1,355         4,869             886        104,534         88,955
Distributions from capital gains                       --         2,488              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     432,908        96,368         158,088        114,635        301,631
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       421,535        98,649         153,539        305,393        364,560
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      2,941,175       905,201      13,611,553        189,717        802,908
Net transfers(1)                                1,288,386       287,426       4,896,264        856,977         (3,913)
Transfers for policy loans                            216            --         (13,258)        (2,540)        (1,850)
Adjustments to net assets allocated to
  contracts in payout period                           --            --              --         (1,345)            --
Contract charges                                      (76)          (45)           (313)        (3,430)        (1,797)
Contract terminations:
    Surrender benefits                            (27,469)      (10,480)        (58,258)      (230,473)      (153,585)
    Death benefits                                     --            --         (11,181)       (14,992)       (14,129)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  4,202,232     1,182,102      18,424,807        793,914        627,634
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    82,857        38,529         266,733      6,141,567      2,995,116
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $4,706,624    $1,319,280     $18,845,079     $7,240,874     $3,987,310
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             76,884        36,536         260,779      5,262,955      2,951,834
Contract purchase payments                      2,676,857       863,447      13,217,965        157,053        728,304
Net transfers(1)                                1,158,065       269,367       4,753,507        711,308        (15,425)
Transfers for policy loans                            184            --         (12,894)        (2,118)        (1,916)
Contract charges                                      (66)          (40)           (304)        (2,861)        (1,654)
Contract terminations:
    Surrender benefits                            (23,671)       (9,502)        (56,186)      (196,210)      (147,040)
    Death benefits                                     --            --         (10,824)       (13,221)       (13,000)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,888,253     1,159,808      18,152,043      5,916,906      3,501,103
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     PUT VT         PUT VT         PUT VT       PUT VT
                                                    INTL EQ,    INTL NEW OPP,     NEW OPP,      VISTA,        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CL IB         CL IB          CL IA         CL IB         BAL



 OPERATIONS
Investment income (loss) -- net                    $   40,826     $   (3,520)   $  (199,310)  $  (25,986)  $   395,927
Net realized gain (loss) on sales of investments      336,924         42,255     (2,809,448)     (17,876)     (685,839)
Distributions from capital gains                           --             --             --           --       826,329
Net change in unrealized appreciation or
  depreciation of investments                         393,131        274,469      4,819,544      371,907       196,437
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     770,881        313,204      1,810,786      328,045       732,854
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            527,536         52,191        637,997      243,412     1,135,414
Net transfers(1)                                     (753,450)      (190,922)    (2,434,382)    (445,786)       39,191
Transfers for policy loans                             (6,386)          (712)        51,989      (12,628)       51,970
Adjustments to net assets allocated to contracts
  in payout period                                       (398)            --         (3,664)          --       (28,638)
Contract charges                                       (3,510)          (821)       (17,020)      (1,983)      (15,483)
Contract terminations:
    Surrender benefits                               (221,927)       (37,583)    (3,765,909)     (98,229)   (4,221,533)
    Death benefits                                    (54,367)        (7,207)      (123,449)     (15,848)     (292,355)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (512,502)      (185,054)    (5,654,438)    (331,062)   (3,331,434)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,116,108      1,913,622     25,735,198    3,113,648    29,782,530
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $7,374,487     $2,041,772    $21,891,546   $3,110,631   $27,183,950
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              6,069,324      2,622,555     22,121,604    5,546,479    21,170,334
Contract purchase payments                            443,207         67,321        546,043      412,566       965,198
Net transfers(1)                                     (634,396)      (245,179)    (2,125,810)    (769,721)      (91,896)
Transfers for policy loans                             (5,221)          (798)        44,758      (23,321)       34,656
Contract charges                                       (2,905)        (1,064)       (14,544)      (3,473)      (11,015)
Contract terminations:
    Surrender benefits                               (180,271)       (49,224)    (3,180,843)    (172,948)   (2,824,082)
    Death benefits                                    (44,474)        (9,203)      (121,410)     (27,270)     (207,118)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    5,645,264      2,384,408     17,269,798    4,962,312    19,036,077
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 CASH MGMT     CORE BOND     DIV BOND     DIV EQ INC    EMER MKTS



 OPERATIONS
Investment income (loss) -- net                    $    480,742   $   26,748   $ 1,587,562   $   292,392   $   (33,140)
Net realized gain (loss) on sales of investments           (606)        (901)      (40,302)      309,476        34,327
Distributions from capital gains                             --        3,595            --     1,918,594       437,148
Net change in unrealized appreciation or
  depreciation of investments                               648      (22,683)     (915,921)    2,770,255     1,405,719
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       480,784        6,759       631,339     5,290,717     1,844,054
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           32,982,428    1,153,813    16,970,581    11,970,410     4,855,035
Net transfers(1)                                    (32,444,656)     607,707     5,240,684     8,775,156     1,862,793
Transfers for policy loans                              (18,550)        (894)       24,848       (19,476)       (1,825)
Adjustments to net assets allocated to contracts
  in payout period                                       (1,426)          --       (17,960)       (1,947)           --
Contract charges                                        (11,513)         (83)      (19,334)      (19,174)       (1,269)
Contract terminations:
    Surrender benefits                               (4,088,370)     (14,069)   (4,443,311)     (812,796)      (72,112)
    Death benefits                                   (1,000,373)          --      (460,186)     (244,636)      (23,739)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (4,582,460)   1,746,474    17,295,322    19,647,537     6,618,883
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      30,914,826       48,780    51,940,861    29,282,650     2,175,031
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 26,813,150   $1,802,013   $69,867,522   $54,220,904   $10,637,968
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               29,075,600       43,535    40,898,664    21,330,083     1,516,647
Contract purchase payments                           31,761,729    1,143,785    14,042,273     8,248,918     2,946,351
Net transfers(1)                                    (31,161,422)     599,743     4,179,218     6,275,999     1,150,349
Transfers for policy loans                              (18,855)        (896)       18,154       (13,953)         (900)
Contract charges                                        (10,801)         (82)      (15,435)      (13,203)         (787)
Contract terminations:
    Surrender benefits                               (3,687,589)      (9,973)   (3,353,559)     (572,893)      (44,724)
    Death benefits                                     (960,698)          --      (366,753)     (177,863)      (15,041)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     24,997,964    1,776,112    55,402,562    35,077,088     5,551,895
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                                   RVS VP
                                                   RVS VP     GLOBAL INFLATION      RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)            GLOBAL BOND       PROT SEC           GRO       HI YIELD BOND     INC OPP



 OPERATIONS
Investment income (loss) -- net                 $   741,933      $   291,084     $   (37,317)   $ 3,342,410    $   58,679
Net realized gain (loss) on sales of
  investments                                        77,880           (3,709)          6,596       (711,383)         (454)
Distributions from capital gains                    125,957           18,514              --             --        13,595
Net change in unrealized appreciation or
  depreciation of investments                    (2,472,300)        (153,918)        656,984       (843,210)      (21,951)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,526,530)         151,971         626,263      1,787,817        49,869
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        7,146,871       10,927,485       5,022,879      6,385,655     3,058,492
Net transfers(1)                                  3,486,398        1,659,954       2,745,717     (2,095,090)      618,673
Transfers for policy loans                            5,950           (2,148)         (4,804)         1,912            --
Adjustments to net assets allocated to
  contracts in payout period                         (3,285)              --              --        (11,629)           --
Contract charges                                     (7,345)            (115)         (4,638)       (19,476)          (61)
Contract terminations:
    Surrender benefits                           (1,913,318)         (36,746)       (270,005)    (4,973,485)       (9,723)
    Death benefits                                 (144,140)              --              --       (652,591)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    8,571,131       12,548,430       7,489,149     (1,364,704)    3,667,381
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  22,117,194          325,839       6,041,185     61,013,688        12,812
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $29,161,795      $13,026,240     $14,156,597    $61,436,801    $3,730,062
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           15,155,782          315,744      10,913,968     47,682,714         7,725
Contract purchase payments                        5,238,230       10,677,227       8,358,264      5,002,328     3,004,901
Net transfers(1)                                  2,462,559        1,619,976       4,799,071     (1,632,580)      610,041
Transfers for policy loans                            4,150           (2,098)        (10,308)         1,207            --
Contract charges                                     (5,287)            (113)         (8,127)       (15,064)          (60)
Contract terminations:
    Surrender benefits                           (1,346,020)         (31,936)       (466,339)    (3,796,720)       (5,511)
    Death benefits                                 (101,420)              --              --       (507,634)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 21,407,994       12,578,800      23,586,529     46,734,251     3,617,096
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    RVS VP        RVS VP       RVS VP        RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2005 (CONTINUED)             INTL OPP     LG CAP EQ    LG CAP VAL   MID CAP GRO   MID CAP VAL(3)



 OPERATIONS
Investment income (loss) -- net                  $    56,125   $    16,124    $  1,002     $  (31,086)     $    715
Net realized gain (loss) on sales of
  investments                                       (624,476)     (491,434)        328        126,445           430
Distributions from capital gains                          --            --       3,963        195,158         2,026
Net change in unrealized appreciation or
  depreciation of investments                      3,171,954     1,492,481       1,087         17,457        40,969
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  2,603,603     1,017,171       6,380        307,974        44,140
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,487,246    11,539,099     182,556        345,802       180,776
Net transfers(1)                                   3,988,323     1,645,607       2,015       (350,364)      682,736
Transfers for policy loans                            13,102         6,989          --            656            --
Adjustments to net assets allocated to
  contracts in payout period                          (7,412)      (11,569)         --         (2,331)           --
Contract charges                                      (7,773)       (7,637)         (9)        (2,279)          (57)
Contract terminations:
    Surrender benefits                            (2,953,701)   (2,087,402)    (12,307)      (119,489)       (4,388)
    Death benefits                                  (121,755)     (103,846)         --         (3,876)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     2,398,030    10,981,241     172,255       (131,881)      859,067
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   18,092,371    13,946,451       2,801      3,689,342            --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $23,094,004   $25,944,863    $181,436     $3,865,435      $903,207
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            17,934,471    12,838,127       2,463      3,217,660            --
Contract purchase payments                         1,691,449    13,850,083     176,936        300,915       153,576
Net transfers(1)                                   4,052,191     1,448,021       1,732       (325,277)      610,075
Transfers for policy loans                             9,888         5,896          --            567            --
Contract charges                                      (7,644)       (6,968)         (9)        (1,934)          (50)
Contract terminations:
    Surrender benefits                            (2,784,141)   (1,712,887)    (11,481)      (105,827)       (3,577)
    Death benefits                                  (116,889)      (91,736)         --         (3,633)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  20,779,325    26,330,536     169,641      3,082,471       760,024
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                    RVS VP       RVS VP         RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)               S&P 500     SELECT VAL   SHORT DURATION   SM CAP ADV    SM CAP VAL



 OPERATIONS
Investment income (loss) -- net                  $    86,664    $ (1,051)     $   536,145    $  (70,228)  $  (108,019)
Net realized gain (loss) on sales of
  investments                                        369,007         (13)        (156,774)      205,827       219,415
Distributions from capital gains                      42,465       8,715               --     1,049,062     1,437,424
Net change in unrealized appreciation or
  depreciation of investments                        106,055      (2,491)        (198,531)     (868,791)     (588,374)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    604,191       5,160          180,840       315,870       960,446
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         2,435,396     411,748        4,462,281     1,059,147     7,163,446
Net transfers(1)                                  (1,467,043)     88,268       (4,338,087)     (537,781)     (494,763)
Transfers for policy loans                           (10,275)     (1,748)           6,855       (11,186)      (14,474)
Adjustments to net assets allocated to
  contracts in payout period                              --          --               --        (3,026)           --
Contract charges                                      (8,049)        (22)         (10,146)       (4,189)       (6,303)
Contract terminations:
    Surrender benefits                              (601,318)     (1,359)      (1,588,251)     (180,393)     (405,637)
    Death benefits                                   (51,027)         --         (220,357)      (35,210)     (137,146)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       297,684     496,887       (1,687,705)      287,362     6,105,123
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   16,616,073      90,088       27,455,674     7,675,375    14,664,600
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $17,517,948    $592,135      $25,948,809    $8,278,607   $21,730,169
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            18,649,325      86,147       24,280,891     5,868,043     9,605,301
Contract purchase payments                         2,589,765     401,444        3,959,220       787,114     4,639,831
Net transfers(1)                                  (1,743,078)     84,932       (3,790,270)     (377,958)     (333,345)
Transfers for policy loans                            (7,476)     (1,629)           6,970        (9,136)       (9,028)
Contract charges                                      (9,107)        (21)          (9,094)       (3,197)       (4,118)
Contract terminations:
    Surrender benefits                              (670,635)     (1,111)      (1,407,521)     (138,247)     (265,789)
    Death benefits                                   (59,630)         --         (192,179)      (27,522)      (87,352)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  18,749,164     569,762       22,848,017     6,099,097    13,545,500
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    61

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                      ROYCE                    VANK LIT
                                                   MICRO-CAP,    THIRD AVE    COMSTOCK,       WANGER        WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                INVEST CL       VAL         CL II      INTL SM CAP    U.S. SM CO



 OPERATIONS
Investment income (loss) -- net                    $  (10,706)  $   30,310   $   (50,272)  $    (5,080)  $  (362,201)
Net realized gain (loss) on sales of investments      151,871      245,630           372       232,078       319,404
Distributions from capital gains                       53,285      141,490        50,973            --            --
Net change in unrealized appreciation or
  depreciation of investments                         144,239      444,319       690,342     3,869,247     4,430,814
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     338,689      861,749       691,415     4,096,245     4,388,017
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            122,795      207,966    17,590,903     8,334,753    11,998,483
Net transfers(1)                                     (273,191)     (52,699)    1,881,063     2,926,512     2,765,444
Transfers for policy loans                               (410)       2,533        (8,957)           90       (20,721)
Adjustments to net assets allocated to contracts
  in payout period                                         --           --            --            --          (791)
Contract charges                                       (1,076)      (1,823)         (131)       (8,696)      (18,917)
Contract terminations:
    Surrender benefits                                (83,490)    (233,284)      (33,006)     (487,587)     (983,080)
    Death benefits                                    (19,634)     (59,591)       (5,805)     (110,612)     (167,218)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (255,006)    (136,898)   19,424,067    10,654,460    13,573,200
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,327,700    6,389,806       224,237    14,456,383    34,225,167
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $3,411,383   $7,114,657   $20,339,719   $29,207,088   $52,186,384
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,816,606    3,444,933       217,258    13,296,584    21,835,664
Contract purchase payments                             67,585      109,902    17,108,987     6,641,848     7,362,578
Net transfers(1)                                     (145,395)     (23,582)    1,829,269     2,500,094     1,693,734
Transfers for policy loans                               (251)       1,345        (8,476)         (220)      (12,677)
Contract charges                                         (589)        (961)         (123)       (7,194)      (11,614)
Contract terminations:
    Surrender benefits                                (44,845)    (123,620)      (31,511)     (426,325)     (606,297)
    Death benefits                                    (10,588)     (32,600)       (5,416)      (97,407)     (103,721)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,682,523    3,375,417    19,109,988    21,907,380    30,157,667
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------
                                                          WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     ASSET ALLOC    INTL CORE       OPP      SM CAP GRO



 OPERATIONS
Investment income (loss) -- net                           $   71,190   $   21,183   $  (31,058)  $  (27,077)
Net realized gain (loss) on sales of investments              52,280       76,609      179,109       82,838
Distributions from capital gains                             131,637       52,158           --           --
Net change in unrealized appreciation or depreciation
  of investments                                             (12,488)      18,212       99,800       95,015
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 242,619      168,162      247,851      150,776
-----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   281,828       65,957      523,432      132,781
Net transfers(1)                                              29,622     (159,076)    (616,334)    (176,231)
Transfers for policy loans                                    (4,790)         321        1,450       (1,912)
Adjustments to net assets allocated to contracts in
  payout period                                                   --       (1,403)          --           --
Contract charges                                              (3,812)        (660)      (1,808)      (1,507)
Contract terminations:
    Surrender benefits                                      (302,160)    (116,097)     (64,876)     (89,103)
    Death benefits                                           (49,983)          --      (17,766)          --
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (49,295)    (210,958)    (175,902)    (135,972)
-----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            5,797,976    2,072,436    3,600,262    3,226,438
-----------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $5,991,300   $2,029,640   $3,672,211   $3,241,242
-----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     5,181,488    2,063,255    3,066,344    3,347,199
Contract purchase payments                                   251,104       65,363      452,307      142,058
Net transfers(1)                                              35,263     (159,461)    (523,323)    (215,376)
Transfers for policy loans                                    (4,261)         325        1,248       (1,950)
Contract charges                                              (3,336)        (653)      (1,483)      (1,615)
Contract terminations:
    Surrender benefits                                      (273,578)    (115,883)     (53,835)     (94,547)
    Death benefits                                           (45,791)          --      (15,104)          --
-----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           5,140,889    1,852,946    2,926,154    3,175,769
-----------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.

   (2) For the period Nov. 1, 2005 (commencement of operations) to Dec. 31,
       2005.

   (3) For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    63

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.

RiverSource of New York Variable Annuity Account (previously IDS Life of New York Variable Annuity Account) (the Account) was established under New York law as a segregated asset account of RiverSource Life of NY. The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)
RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(SM) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(SM) Variable Annuity (RAVA 4 Access) RiverSource(R) Flexible Portfolio Annuity (previously IDS Life of New York Flexible Portfolio Annuity) (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                         FUND

---------------------------------------------------------------------------------------------


AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II            AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II    AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class
                                   B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                   B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                   B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B(1)
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund,
                                   Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Core Portfolio (previously
                                   Credit Suisse Trust - Mid-Cap Growth Portfolio)
CS Sm Cap Core I                   Credit Suisse Trust - Small Cap Core I Portfolio
                                   (previously Credit Suisse Trust - Small Cap Growth
                                   Portfolio)
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity
                                   Portfolio, Service Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value
                                   Portfolio, Service Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
---------------------------------------------------------------------------------------------

 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND

---------------------------------------------------------------------------------------------

Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl
  2                                FTVIPT Franklin Global Real Estate Securities Fund - Class
                                   2
                                   (previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities
                                   Fund - Class 1
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                   Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity
                                   Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                   Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                   Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service
                                   Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service
                                   Shares
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                   Shares
LM Ptnrs Var Sm Cap Gro, Cl II     Legg Mason Partners Variable Small Cap Growth Portfolio,
                                   Class II(2)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International
                                   Portfolio (Class S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially
                                   Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II
                                   Shares(3)
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                   Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                         RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Core Bond                   RiverSource(R) Variable Portfolio - Core Bond Fund
RVS VP Div Bond                    RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                  RiverSource(R) Variable Portfolio - Diversified Equity
                                   Income Fund
RVS VP Emer Mkts                   RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Fundamental Val             RiverSource(R) Variable Portfolio - Fundamental Value Fund
RVS VP Global Bond                 RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RiverSource(R) Variable Portfolio - Global Inflation
                                   Protected Securities Fund
RVS VP Gro                         RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                     RiverSource(R) Variable Portfolio - Income Opportunities
                                   Fund
RVS VP Intl Opp                    RiverSource(R) Variable Portfolio - International
                                   Opportunity Fund
RVS VP Lg Cap Eq                   RiverSource(R) Variable Portfolio - Large Cap Equity
                                   Fund(4)
RVS VP Lg Cap Val                  RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                 RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(5)
RVS VP Mid Cap Val                 RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                     RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                  RiverSource(R) Variable Portfolio - Select Value Fund
RVS VP Short Duration              RiverSource(R) Variable Portfolio - Short Duration U.S.
                                   Government Fund
RVS VP Sm Cap Adv                  RiverSource(R) Variable Portfolio - Small Cap Advantage
                                   Fund
RVS VP Sm Cap Val                  RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest Cl         Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                   II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II
                                   Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
---------------------------------------------------------------------------------------------

                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    65

SUBACCOUNT                         FUND

---------------------------------------------------------------------------------------------

WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
---------------------------------------------------------------------------------------------


  (1) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.

   (2) Legg Mason Partners Variable Small Cap Growth Portfolio, Class II merged into Legg Mason Partners Variable Small Cap Growth Portfolio, Class I on April 27, 2007.

   (3) Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.

   (4) RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

   (5) RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life of NY deducts a daily mortality and expense risk fee, on an annual basis, to the following percent of the average daily net assets of each subaccount.



 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                   MORTALITY AND
PRODUCT                                                            EXPENSE RISK FEE

-------------------------------------------------------------------------------------


RAVA                                                               0.75% to 0.95%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
RAVA Advantage                                                     0.75% to 0.95%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
RAVA Select                                                        1.00% to 1.20%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
RAVA Advantage Plus                                                0.55% to 0.95%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
RAVA Select Plus                                                   0.75% to 1.20%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
RAVA 4 Advantage                                                   0.85% to 1.05%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
RAVA 4 Select                                                      1.10% to 1.30%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
RAVA 4 Access                                                      1.25% to 1.45%
                                                                   (depending on the
                                                                   contract selected)
-------------------------------------------------------------------------------------
FPA                                                                1.25%
-------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 per year depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES
RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                           CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                              RANGE             PRIOR TO MARCH 1, 2006

----------------------------------------------------------------------------------------------------------


RiverSource(R) Variable Portfolio - Balanced Fund           0.530% to 0.350%           0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund    0.330% to 0.150%           0.510% to 0.440%
RiverSource(R) Variable Portfolio - Core Bond Fund          0.480% to 0.290%           0.630% to 0.555%
RiverSource(R) Variable Portfolio - Diversified Bond Fund   0.480% to 0.290%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                               0.600% to 0.375%           0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund   1.100% to 0.900%           1.170% to 1.095%
RiverSource(R) Variable Portfolio - Fundamental Value
  Fund                                                      0.730% to 0.600%                  N/A
RiverSource(R) Variable Portfolio - Global Bond Fund        0.720% to 0.520%           0.840% to 0.780%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                 0.440% to 0.250%           0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund             0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund    0.590% to 0.360%           0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                      0.610% to 0.380%           0.640% to 0.565%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                          0.800% to 0.570%           0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund   0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund    0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund     0.700% to 0.475%           0.650% to 0.560%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund      0.700% to 0.475%           0.730% to 0.610%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund      0.220% to 0.120%           0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund       0.780% to 0.650%           0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                           0.480% to 0.250%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                      0.790% to 0.665%           0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund    0.970% to 0.870%           1.020% to 0.920%
----------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    67

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio-Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Fundamental Value Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life Insurance Company (RiverSource Life) for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                            CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                               RANGE             PRIOR TO OCT. 1, 2005

----------------------------------------------------------------------------------------------------------


RiverSource(R) Variable Portfolio - Balanced Fund            0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund     0.060% to 0.030%           0.030% to 0.020%
RiverSource(R) Variable Portfolio - Core Bond Fund           0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Bond Fund    0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund    0.080% to 0.050%           0.100% to 0.050%
RiverSource(R) Variable Portfolio - Fundamental Value Fund   0.060% to 0.030%                 N/A
RiverSource(R) Variable Portfolio - Global Bond Fund         0.080% to 0.050%           0.060% to 0.040%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                  0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund              0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund     0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                       0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                           0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund    0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund     0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund      0.060% to 0.030%           0.060% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund       0.060% to 0.030%           0.050% to 0.020%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund       0.060% to 0.030%           0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund        0.060% to 0.030%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                            0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                       0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund     0.080% to 0.050%           0.080% to 0.055%
----------------------------------------------------------------------------------------------------------


The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.


 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:


 SUBACCOUNT                      FUND                                                 PURCHASES

-------------------------------------------------------------------------------------------------


AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I         $   214,094
                                 Shares
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II          2,683,320
                                 Shares
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares       144,616
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II           1,130,940
                                 Shares
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares               436,063
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                   54,939
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares        901,481
AIM VI Fin Serv, Ser II          AIM V.I. Financial Services Fund, Series II Shares        69,070
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares     5,888,922
AIM VI Intl Gro, Ser II          AIM V.I. International Growth Fund, Series II            265,399
                                 Shares
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                761,945
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio      2,512,690
                                 (Class B)
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio      4,439,020
                                 (Class B)
AB VPS Intl Val, Cl B            AllianceBernstein VPS International Value             20,592,189
                                 Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio          18,003
                                 (Class B)
AC VP Intl, Cl I                 American Century VP International, Class I               149,673
AC VP Intl, Cl II                American Century VP International, Class II            1,008,928
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II              321,069
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                13,730,521
AC VP Val, Cl I                  American Century VP Value, Class I                     6,442,935
AC VP Val, Cl II                 American Century VP Value, Class II                    8,370,409
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced          1,347,880
                                 Portfolio
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B     8,164,205
Col Marsico Gro, VS Cl A         Columbia Marsico Growth Fund, Variable Series,        21,665,649
                                 Class A
Col Marsico Intl Opp, VS Cl B    Columbia Marsico International Opportunities Fund,    10,464,780
                                 Variable Series, Class B
CS Commodity Return              Credit Suisse Trust - Commodity Return Strategy        9,184,968
                                 Portfolio
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio              36,873
CS Sm Cap Core I                 Credit Suisse Trust - Small Cap Core I Portfolio         290,269
Drey VIF Intl Eq, Serv           Dreyfus Variable Investment Fund International            65,080
                                 Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv          Dreyfus Variable Investment Fund International            42,235
                                 Value Portfolio, Service Shares
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund              22,471,969
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2        682,797
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2       1,883,396
Fid VIP Contrafund, Serv Cl 2    Fidelity(R) VIP Contrafund(R) Portfolio Service       42,966,377
                                 Class 2
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service        597,311
                                 Class
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service      3,646,066
                                 Class 2
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class        2,483,794
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2     25,168,268
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class         518,622
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2     3,138,658
FTVIPT Frank Global Real Est,
  Cl 2                           FTVIPT Franklin Global Real Estate Securities          9,021,792
                                 Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities             5,643,509
                                 Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2         8,746,748
FTVIPT Temp Dev Mkts Sec, Cl 1   FTVIPT Templeton Developing Markets Securities         1,110,548
                                 Fund - Class 1
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2        77,136
GS VIT Mid Cap Val, Inst         Goldman Sachs VIT Mid Cap Value                       16,775,169
                                 Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst   Goldman Sachs VIT Structured Small Cap Equity            128,729
                                 Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst     Goldman Sachs VIT Structured U.S. Equity               4,391,644
                                 Fund - Institutional Shares
Janus Aspen Global Tech, Serv    Janus Aspen Series Global Technology Portfolio:          469,495
                                 Service Shares
Janus Aspen Intl Gro, Serv       Janus Aspen Series International Growth Portfolio:     2,350,296
                                 Service Shares
Janus Aspen Mid Cap Gro, Serv    Janus Aspen Series Mid Cap Growth Portfolio:              90,932
                                 Service Shares
Lazard Retire Intl Eq, Serv      Lazard Retirement International Equity                 1,600,479
                                 Portfolio - Service Shares
LM Ptnrs Var Sm Cap Gro, Cl II   Legg Mason Partners Variable Small Cap Growth            197,576
                                 Portfolio, Class II
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service         1,061,515
                                 Class
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class              719,348
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class             2,091,327
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                7,239,174
NB AMT Intl, Cl S                Neuberger Berman Advisers Management Trust             9,767,617
                                 International Portfolio (Class S)
NB AMT Soc Responsive, Cl S      Neuberger Berman Advisers Management Trust               232,315
                                 Socially Responsive Portfolio (Class S)
Oppen Global Sec VA, Serv        Oppenheimer Global Securities Fund/VA, Service         5,535,629
                                 Shares
Oppen Main St Sm Cap VA, Serv    Oppenheimer Main Street Small Cap Fund/VA, Service     2,547,169
                                 Shares
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares    41,296,012
Oppen Val VA, Serv               Oppenheimer Value Fund/VA, Service Shares                 60,459
-------------------------------------------------------------------------------------------------

                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    69

 SUBACCOUNT                      FUND                                                 PURCHASES

-------------------------------------------------------------------------------------------------

PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class   $33,343,194
Pioneer Eq Inc VCT, Cl II        Pioneer Equity Income VCT Portfolio - Class II         1,275,690
                                 Shares
Pioneer Intl Val VCT, Cl II      Pioneer International Value VCT Portfolio - Class      1,223,369
                                 II Shares
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares       2,033,863
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB           530,603
                                 Shares
Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities                 64,812
                                 Fund - Class IB Shares
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares       727,413
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                   329,303
RVS VP Bal                       RiverSource(R) Variable Portfolio - Balanced Fund      3,849,971
RVS VP Cash Mgmt                 RiverSource(R) Variable Portfolio - Cash              42,628,750
                                 Management Fund
RVS VP Core Bond                 RiverSource(R) Variable Portfolio - Core Bond Fund     2,141,126
RVS VP Div Bond                  RiverSource(R) Variable Portfolio - Diversified       60,274,476
                                 Bond Fund
RVS VP Div Eq Inc                RiverSource(R) Variable Portfolio - Diversified       52,364,752
                                 Equity Income Fund
RVS VP Emer Mkts                 RiverSource(R) Variable Portfolio - Emerging          11,356,035
                                 Markets Fund
RVS VP Fundamental Val           RiverSource(R) Variable Portfolio - Fundamental       25,028,792
                                 Value Fund
RVS VP Global Bond               RiverSource(R) Variable Portfolio - Global Bond       16,585,810
                                 Fund
RVS VP Global Inflation Prot
  Sec                            RiverSource(R) Variable Portfolio - Global            24,599,404
                                 Inflation Protected Securities Fund
RVS VP Gro                       RiverSource(R) Variable Portfolio - Growth Fund       10,573,158
RVS VP Hi Yield Bond             RiverSource(R) Variable Portfolio - High Yield        10,670,432
                                 Bond Fund
RVS VP Inc Opp                   RiverSource(R) Variable Portfolio - Income            19,971,532
                                 Opportunities Fund
RVS VP Intl Opp                  RiverSource(R) Variable Portfolio - International      4,134,960
                                 Opportunity Fund
RVS VP Lg Cap Eq                 RiverSource(R) Variable Portfolio - Large Cap         66,134,355
                                 Equity Fund
RVS VP Lg Cap Val                RiverSource(R) Variable Portfolio - Large Cap            443,895
                                 Value Fund
RVS VP Mid Cap Gro               RiverSource(R) Variable Portfolio - Mid Cap Growth    10,853,006
                                 Fund
RVS VP Mid Cap Val               RiverSource(R) Variable Portfolio - Mid Cap Value     19,922,323
                                 Fund
RVS VP S&P 500                   RiverSource(R) Variable Portfolio - S&P 500 Index      1,774,675
                                 Fund
RVS VP Select Val                RiverSource(R) Variable Portfolio - Select Value         217,202
                                 Fund
RVS VP Short Duration            RiverSource(R) Variable Portfolio - Short Duration     5,565,867
                                 U.S. Government Fund
RVS VP Sm Cap Adv                RiverSource(R) Variable Portfolio - Small Cap          1,995,583
                                 Advantage Fund
RVS VP Sm Cap Val                RiverSource(R) Variable Portfolio - Small Cap         11,615,070
                                 Value Fund
Royce Micro-Cap, Invest Cl       Royce Micro-Cap Portfolio - Investment Class             616,622
Third Ave Val                    Third Avenue Value Portfolio                           1,070,063
VanK LIT Comstock, Cl II         Van Kampen Life Investment Trust Comstock             27,166,852
                                 Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II  Van Kampen UIF Global Real Estate Portfolio, Class     9,620,979
                                 II Shares
VanK UIF Mid Cap Gro, Cl II      Van Kampen UIF Mid Cap Growth Portfolio, Class II      6,446,893
                                 Shares
Wanger Intl Sm Cap               Wanger International Small Cap                        13,284,750
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                         13,099,437
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund           946,592
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund         256,299
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                797,065
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund         1,497,747
-------------------------------------------------------------------------------------------------




 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2006:


                                              AIM VI    AIM VI
                                                CAP       CAP     AIM VI    AIM VI    AIM VI
                                               APPR,     APPR,   CAP DEV,  CAP DEV,  CORE EQ,
PRICE LEVEL                                    SER I    SER II     SER I    SER II     SER I
                                             ------------------------------------------------


0.55%                                          $  --     $1.17     $  --     $1.32     $  --
0.75%                                           0.69      1.12      1.30      1.47        --
0.85%                                             --      1.13        --      1.15        --
0.95%                                           0.68      1.11      1.29      1.45        --
1.00%                                             --      1.41        --      1.86        --
1.05%                                             --      1.13        --      1.15        --
1.10%                                             --      1.13        --      1.15        --
1.20%                                             --      1.40        --      1.84        --
1.25%                                             --        --        --        --        --
1.25%                                             --      1.13        --      1.15      1.83
1.30%                                             --      1.13        --      1.15        --
1.45%                                             --      1.13        --      1.15        --
---------------------------------------------------------------------------------------------




                                                                            AIM VI
                                                       AIM VI    AIM VI     GLOBAL    AIM VI
                                             AIM VI      FIN       FIN       HLTH      INTL
                                              DYN,      SERV,     SERV,     CARE,      GRO,
PRICE LEVEL                                   SER I     SER I    SER II     SER II    SER II
                                            -------------------------------------------------


0.55%                                         $  --     $1.26     $  --     $1.03      $1.39
0.75%                                          1.27      1.38        --      1.02       1.39
0.85%                                            --        --      1.15      1.08       1.22
0.95%                                          1.25      1.36        --      1.02       1.38
1.00%                                          1.83      1.61        --      1.02       1.38
1.05%                                            --        --      1.15      1.08       1.22
1.10%                                            --        --      1.15      1.08       1.22
1.20%                                          1.82      1.58        --      1.02       1.38
1.25%                                            --        --        --        --         --
1.25%                                            --        --      1.15      1.08       1.22
1.30%                                            --        --      1.15      1.08       1.22
1.45%                                            --        --      1.15      1.08       1.22
---------------------------------------------------------------------------------------------




                                                       AB VPS    AB VPS    AB VPS    AB VPS
                                             AIM VI    GLOBAL     GRO &     INTL     LG CAP
                                              TECH,     TECH,     INC,      VAL,      GRO,
PRICE LEVEL                                   SER I     CL B      CL B      CL B      CL B
                                            ------------------------------------------------


0.55%                                         $1.15     $1.14     $1.25     $1.64     $  --
0.75%                                          0.80      1.14      1.30      2.52        --
0.85%                                            --      1.24      1.17      1.23      1.14
0.95%                                          0.79      1.14      1.29      2.49        --
1.00%                                          1.52      1.14      1.64      2.78        --
1.05%                                            --      1.23      1.17      1.23      1.14
1.10%                                            --      1.23      1.17      1.23      1.14
1.20%                                          1.50      1.13      1.62      2.75        --
1.25%                                            --        --        --        --        --
1.25%                                            --      1.23      1.17      1.23      1.14
1.30%                                            --      1.23      1.17      1.23      1.14
1.45%                                            --      1.23      1.17      1.23      1.14
--------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    71

                                                                  AC VP
                                              AC VP     AC VP    MID CAP    AC VP     AC VP
                                              INTL,     INTL,     VAL,     ULTRA,     VAL,
PRICE LEVEL                                   CL I      CL II     CL II     CL II     CL I
                                            ------------------------------------------------


0.55%                                         $  --     $1.48     $  --     $1.00     $  --
0.75%                                          1.03      1.44        --      0.99      1.95
0.85%                                            --        --      1.17      1.09        --
0.95%                                          1.02      1.42        --      0.99      1.93
1.00%                                            --      1.90        --      0.99        --
1.05%                                            --        --      1.17      1.09        --
1.10%                                            --        --      1.17      1.09        --
1.20%                                            --      1.87        --      0.99        --
1.25%                                            --        --        --        --        --
1.25%                                            --        --      1.16      1.09      2.63
1.30%                                            --        --      1.16      1.09        --
1.45%                                            --        --      1.16      1.09        --
--------------------------------------------------------------------------------------------




                                                                                       COL
                                                       CALVERT     COL       COL     MARSICO
                                              AC VP      VS        HI      MARSICO    INTL
                                              VAL,     SOCIAL    YIELD,     GRO,     OPP, VS
PRICE LEVEL                                   CL II      BAL     VS CL B   VS CL A    CL B
                                            ------------------------------------------------


0.55%                                         $1.27     $1.16     $1.07     $1.02     $1.07
0.75%                                          1.59      1.08      1.07      1.02      1.07
0.85%                                          1.17        --      1.08      1.12      1.21
0.95%                                          1.57      1.06      1.07      1.02      1.07
1.00%                                          1.73      1.36      1.07      1.02      1.07
1.05%                                          1.16        --      1.08      1.12      1.21
1.10%                                          1.16        --      1.08      1.12      1.21
1.20%                                          1.72      1.35      1.07      1.02      1.06
1.25%                                            --        --        --        --        --
1.25%                                          1.16        --      1.08      1.12      1.20
1.30%                                          1.16        --      1.08      1.12      1.20
1.45%                                          1.16        --      1.08      1.12      1.20
--------------------------------------------------------------------------------------------




                                               CS                                   DREY VIF
                                             COMMOD-     CS        CS     DREY VIF    INTL
                                               ITY     MID-CAP   SM CAP   INTL EQ,    VAL,
PRICE LEVEL                                  RETURN     CORE     CORE I     SERV      SERV
                                            ------------------------------------------------


0.55%                                         $0.97     $  --     $  --     $  --     $  --
0.75%                                          0.97      0.85        --        --        --
0.85%                                          0.99        --        --      1.16      1.15
0.95%                                          0.97      0.84        --        --        --
1.00%                                          0.97        --        --        --        --
1.05%                                          0.99        --        --      1.16      1.15
1.10%                                          0.99        --        --      1.16      1.15
1.20%                                          0.97        --        --        --        --
1.25%                                            --        --        --        --        --
1.25%                                          0.99        --      1.26      1.16      1.15
1.30%                                          0.99        --        --      1.16      1.15
1.45%                                          0.99        --        --      1.16      1.15
--------------------------------------------------------------------------------------------




 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                        EG VA              FID VIP
                                              EV VT    FUNDA-              CONTRA-   FID VIP
                                             FLOAT-    MENTAL     EG VA     FUND,     GRO &
                                            ING-RATE   LG CAP,  INTL EQ,   SERV CL    INC,
PRICE LEVEL                                    INC      CL 2      CL 2        2      SERV CL
                                            ------------------------------------------------


0.55%                                         $1.03     $  --     $1.48     $1.03     $  --
0.75%                                          1.03      1.12      1.48      1.03      1.10
0.85%                                          1.02      1.14      1.17      1.12        --
0.95%                                          1.03      1.11      1.47      1.03      1.08
1.00%                                          1.03      1.48      1.47      1.03        --
1.05%                                          1.02      1.14      1.17      1.12        --
1.10%                                          1.02      1.13      1.17      1.12        --
1.20%                                          1.03      1.45      1.46      1.03        --
1.25%                                            --        --        --        --        --
1.25%                                          1.02      1.13      1.16      1.12        --
1.30%                                          1.02      1.13      1.16      1.12        --
1.45%                                          1.02      1.13      1.16      1.11        --
--------------------------------------------------------------------------------------------




                                             FID VIP                                 FID VIP
                                              GRO &              FID VIP   FID VIP    OVER-
                                              INC,     FID VIP  MID CAP,    OVER-     SEAS,
                                             SERV CL  MID CAP,   SERV CL    SEAS,    SERV CL
PRICE LEVEL                                     2      SERV CL      2      SERV CL      2
                                            ------------------------------------------------


0.55%                                         $1.21     $  --     $1.38     $  --     $1.46
0.75%                                          1.26      1.91      2.06      1.25      1.64
0.85%                                            --        --      1.12        --      1.17
0.95%                                          1.25      1.89      2.04      1.24      1.62
1.00%                                          1.47        --      2.19        --      2.06
1.05%                                            --        --      1.12        --      1.17
1.10%                                            --        --      1.12        --      1.16
1.20%                                          1.45        --      2.17        --      2.04
1.25%                                            --        --        --        --        --
1.25%                                            --        --      1.12        --      1.16
1.30%                                            --        --      1.12        --      1.16
1.45%                                            --        --      1.12        --      1.16
--------------------------------------------------------------------------------------------




                                             FTVIPT
                                              FRANK    FTVIPT    FTVIPT    FTVIPT
                                             GLOBAL     FRANK    MUTUAL   TEMP DEV   FTVIPT
                                              REAL     SM CAP    SHARES     MKTS    TEMP FOR
                                              EST,      VAL,     SEC, CL   SEC, CL   SEC, CL
PRICE LEVEL                                   CL 2      CL 2        2         1         2
                                            ------------------------------------------------


0.55%                                         $1.42     $1.31     $1.35     $  --     $  --
0.75%                                          2.67      2.23      1.51        --      1.71
0.85%                                          1.22      1.14      1.14        --        --
0.95%                                          2.64      2.20      1.50        --      1.69
1.00%                                          2.39      2.00      1.76        --        --
1.05%                                          1.22      1.14      1.14        --        --
1.10%                                          1.22      1.14      1.14        --        --
1.20%                                          2.37      1.98      1.74        --        --
1.25%                                            --        --        --        --        --
1.25%                                          1.22      1.14      1.14      1.50        --
1.30%                                          1.22      1.14      1.14        --        --
1.45%                                          1.22      1.14      1.14        --        --
--------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    73

                                                       GS VIT               JANUS     JANUS
                                             GS VIT    STRUCTD   GS VIT     ASPEN     ASPEN
                                             MID CAP     SM      STRUCTD   GLOBAL     INTL
                                              VAL,     CAP EQ,    U.S.      TECH,     GRO,
PRICE LEVEL                                   INST      INST    EQ, INST    SERV      SERV
                                            ------------------------------------------------


0.55%                                         $1.36     $  --     $1.22     $  --     $  --
0.75%                                          2.40      1.65      1.07      0.44      1.46
0.85%                                            --        --      1.13        --        --
0.95%                                          2.37      1.63      1.06      0.44      1.44
1.00%                                          2.00        --      1.62      1.58      2.91
1.05%                                            --        --      1.13        --        --
1.10%                                            --        --      1.13        --        --
1.20%                                          1.98        --      1.61      1.56      2.88
1.25%                                            --        --        --        --        --
1.25%                                            --        --      1.13        --        --
1.30%                                            --        --      1.13        --        --
1.45%                                            --        --      1.13        --        --
--------------------------------------------------------------------------------------------




                                              JANUS             LM PTNRS
                                              ASPEN    LAZARD    VAR SM      MFS
                                             MID CAP   RETIRE      CAP     INV GRO     MFS
                                              GRO,    INTL EQ,   GRO, CL   STOCK,   NEW DIS,
PRICE LEVEL                                   SERV      SERV       II      SERV CL   SERV CL
                                            ------------------------------------------------


0.55%                                         $  --     $1.40     $1.18     $1.14     $1.22
0.75%                                          0.59      1.29      1.17      0.68      0.94
0.85%                                            --        --      1.19      1.13        --
0.95%                                          0.58      1.29      1.17      0.67      0.92
1.00%                                            --      1.90      1.17      1.33      1.54
1.05%                                            --        --      1.19      1.13        --
1.10%                                            --        --      1.19      1.13        --
1.20%                                            --      1.89      1.17      1.32      1.52
1.25%                                            --        --        --        --        --
1.25%                                            --        --      1.19      1.13        --
1.30%                                            --        --      1.19      1.13        --
1.45%                                            --        --      1.19      1.13        --
--------------------------------------------------------------------------------------------




                                                                           NB AMT
                                               MFS       MFS                 SOC      OPPEN
                                              TOTAL    UTILI-    NB AMT    RESPON-   GLOBAL
                                             RETURN,    TIES,     INTL,     SIVE,      SEC
PRICE LEVEL                                  SERV CL   SERV CL    CL S      CL S    VA, SERV
                                            ------------------------------------------------


0.55%                                         $1.16     $1.60     $1.05     $  --     $1.42
0.75%                                          1.16      1.78      1.04        --      1.41
0.85%                                          1.10      1.21      1.19      1.17      1.18
0.95%                                          1.15      1.76      1.04        --      1.41
1.00%                                          1.15      2.57      1.04        --      1.40
1.05%                                          1.10      1.21      1.19      1.17      1.18
1.10%                                          1.10      1.21      1.19      1.17      1.18
1.20%                                          1.14      2.61      1.04        --      1.40
1.25%                                            --        --        --        --        --
1.25%                                          1.10      1.21      1.19      1.17      1.18
1.30%                                          1.10      1.20      1.18      1.17      1.18
1.45%                                          1.10      1.20      1.18      1.17      1.18
--------------------------------------------------------------------------------------------




 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              OPPEN     OPPEN               PIMCO
                                             MAIN ST   STRATE-             VIT ALL   PIONEER
                                               SM        GIC      OPPEN    ASSET,    EQ INC
                                             CAP VA,  BOND VA,   VAL VA,   ADVISOR    VCT,
PRICE LEVEL                                   SERV      SERV      SERV       CL       CL II
                                            ------------------------------------------------


0.55%                                         $1.30     $1.11     $  --     $1.04     $  --
0.75%                                          1.30      1.11        --      1.04      1.44
0.85%                                          1.15      1.06      1.07      1.05        --
0.95%                                          1.29      1.10        --      1.04      1.43
1.00%                                          1.29      1.10        --      1.04      1.73
1.05%                                          1.15      1.06      1.07      1.05        --
1.10%                                          1.15      1.06      1.07      1.05        --
1.20%                                          1.28      1.10        --      1.04      1.70
1.25%                                            --        --        --        --        --
1.25%                                          1.15      1.06      1.07      1.04        --
1.30%                                          1.15      1.06      1.07      1.04        --
1.45%                                          1.15      1.06      1.07      1.04        --
--------------------------------------------------------------------------------------------




                                                       PUT VT
                                             PIONEER    HLTH               PUT VT
                                            INTL VAL    SCI-     PUT VT   INTL NEW   PUT VT
                                              VCT,     ENCES,   INTL EQ,    OPP,    NEW OPP,
PRICE LEVEL                                   CL II     CL IB     CL IB     CL IB     CL IA
                                            ------------------------------------------------


0.55%                                         $  --     $1.19     $1.50     $  --     $  --
0.75%                                          1.01      1.11      1.63      1.08        --
0.85%                                            --        --        --        --        --
0.95%                                          1.01      1.10      1.61      1.06        --
1.00%                                          1.01      1.35      2.04        --        --
1.05%                                            --        --        --        --        --
1.10%                                            --        --        --        --        --
1.20%                                          1.01      1.34      2.02        --        --
1.25%                                            --        --        --        --        --
1.25%                                            --        --        --        --      1.36
1.30%                                            --        --        --        --        --
1.45%                                            --        --        --        --        --
--------------------------------------------------------------------------------------------




                                             PUT VT              RVS VP    RVS VP
                                             VISTA,    RVS VP     CASH      CORE     RVS VP
PRICE LEVEL                                   CL IB      BAL      MGMT      BOND    DIV BOND
                                            ------------------------------------------------


0.55%                                         $1.24     $1.20     $1.06     $1.05     $1.06
0.75%                                          0.65      1.11      1.10      1.05      1.29
0.85%                                            --      1.12      1.02      1.03      1.04
0.95%                                          0.64      1.09      1.09      1.04      1.28
1.00%                                          1.68      1.45      1.04      1.04      1.14
1.05%                                            --      1.12      1.02      1.03      1.04
1.10%                                            --      1.12      1.01      1.03      1.04
1.20%                                          1.66      1.44      1.03      1.04      1.13
1.25%                                            --      1.12(1)   1.01(1)     --      1.04(1)
1.25%                                            --      1.74(2)   1.24(2)   1.03      1.41(2)
1.30%                                            --      1.12      1.01      1.03      1.04
1.45%                                            --      1.12      1.01      1.03      1.03
--------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    75

                                                                                     RVS VP
                                                                 RVS VP              GLOBAL
                                             RVS VP    RVS VP    FUNDA-    RVS VP    INFLA-
                                             DIV EQ     EMER     MENTAL    GLOBAL     TION
PRICE LEVEL                                    INC      MKTS       VAL      BOND    PROT SEC
                                            ------------------------------------------------


0.55%                                         $1.41     $1.92     $1.09     $1.03     $1.05
0.75%                                          1.78      2.46      1.09      1.47      1.04
0.85%                                          1.14      1.29      1.12      1.04      1.01
0.95%                                          1.77      2.43      1.08      1.45      1.04
1.00%                                          2.17      3.03      1.08      1.26      1.04
1.05%                                          1.14      1.29      1.12      1.03      1.01
1.10%                                          1.14      1.29      1.12      1.03      1.01
1.20%                                          2.15      3.00      1.08      1.25      1.03
1.25%                                            --        --        --      1.03(1)     --
1.25%                                          1.14      1.29      1.12      1.48(2)   1.01
1.30%                                          1.14      1.29      1.11      1.03      1.01
1.45%                                          1.14      1.29      1.11      1.03      1.01
--------------------------------------------------------------------------------------------




                                                       RVS VP                        RVS VP
                                             RVS VP   HI YIELD   RVS VP    RVS VP    LG CAP
PRICE LEVEL                                    GRO      BOND     INC OPP  INTL OPP     EQ
                                            ------------------------------------------------


0.55%                                         $1.24     $1.15     $1.11     $1.48     $1.25
0.75%                                          0.60      1.40      1.11      1.07      0.90
0.85%                                          1.16      1.07      1.06      1.17      1.16
0.95%                                          0.59      1.39      1.10      1.06      0.89
1.00%                                          1.44      1.59      1.10      2.00      1.49
1.05%                                          1.16      1.07      1.06      1.17      1.16
1.10%                                          1.16      1.07      1.06      1.17      1.16
1.20%                                          1.42      1.58      1.10      1.98      1.48
1.25%                                            --      1.07(1)     --      1.16(1)   1.16(1)
1.25%                                          1.16      1.48(2)   1.06      1.46(2)   1.51(2)
1.30%                                          1.15      1.06      1.06      1.16      1.16
1.45%                                          1.15      1.06      1.05      1.16      1.16
--------------------------------------------------------------------------------------------




                                             RVS VP    RVS VP    RVS VP              RVS VP
                                             LG CAP    MID CAP   MID CAP   RVS VP    SELECT
PRICE LEVEL                                    VAL       GRO       VAL     S&P 500     VAL
                                            ------------------------------------------------


0.55%                                         $1.27     $1.13     $1.22     $1.22     $1.20
0.75%                                          1.27      1.22      1.36      1.01      1.20
0.85%                                          1.16      1.13      1.12      1.15      1.12
0.95%                                          1.26      1.20      1.36      1.00      1.19
1.00%                                          1.26      1.39      1.36      1.55      1.19
1.05%                                          1.16      1.13      1.12      1.15      1.12
1.10%                                          1.16      1.13      1.12      1.15      1.12
1.20%                                          1.25      1.38      1.35      1.54      1.18
1.25%                                            --      1.13(1)     --        --        --
1.25%                                          1.16      0.96(2)   1.12      1.15      1.12
1.30%                                          1.16      1.13      1.12      1.14      1.12
1.45%                                          1.15      1.13      1.12      1.14      1.12
--------------------------------------------------------------------------------------------




 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                            ROYCE
                                                                           MICRO-
                                             RVS VP    RVS VP    RVS VP     CAP,      THIRD
                                              SHORT    SM CAP    SM CAP    INVEST      AVE
PRICE LEVEL                                 DURATION     ADV       VAL       CL        VAL
                                            ------------------------------------------------


0.55%                                         $1.05     $1.20     $1.32     $  --     $  --
0.75%                                          1.19      1.44      1.91      2.45      2.44
0.85%                                          1.02      1.14      1.16        --        --
0.95%                                          1.18      1.42      1.89      2.42      2.41
1.00%                                          1.04      1.92      2.02        --        --
1.05%                                          1.02      1.14      1.16        --        --
1.10%                                          1.02      1.14      1.16        --        --
1.20%                                          1.03      1.91      2.00        --        --
1.25%                                            --        --        --        --        --
1.25%                                          1.02      1.14      1.16        --        --
1.30%                                          1.02      1.14      1.16        --        --
1.45%                                          1.02      1.14      1.16        --        --
--------------------------------------------------------------------------------------------




                                                      VANK UIF
                                            VANK LIT   GLOBAL   VANK UIF
                                              COM-      REAL     MID CAP   WANGER    WANGER
                                             STOCK,     EST,      GRO,     INTL SM   U.S. SM
PRICE LEVEL                                   CL II     CL II     CL II      CAP       CO
                                            ------------------------------------------------


0.55%                                         $1.23     $1.23     $0.99     $1.79     $1.24
0.75%                                          1.23      1.23      0.99      1.69      1.85
0.85%                                          1.13      1.25      1.15      1.23      1.12
0.95%                                          1.22      1.22      0.99      1.67      1.82
1.00%                                          1.22      1.22      0.99      3.17      1.94
1.05%                                          1.13      1.25      1.15      1.23      1.12
1.10%                                          1.13      1.25      1.15      1.23      1.12
1.20%                                          1.22      1.22      0.99      3.15      1.93
1.25%                                            --        --        --        --        --
1.25%                                          1.13      1.25      1.14      1.23      1.12
1.30%                                          1.13      1.25      1.14      1.23      1.12
1.45%                                          1.13      1.25      1.14      1.23      1.12
--------------------------------------------------------------------------------------------




                                                     WF ADV    WF ADV              WF ADV
                                                       VT        VT      WF ADV      VT
                                                      ASSET     INTL       VT      SM CAP
PRICE LEVEL                                           ALLOC     CORE       OPP       GRO
                                                    --------------------------------------


0.55%                                                 $  --     $  --     $1.24     $1.28
0.75%                                                  1.28      1.28      1.36      1.18
0.85%                                                    --        --      1.16      1.22
0.95%                                                  1.26      1.26      1.35      1.17
1.00%                                                  1.46      1.79      1.76      1.94
1.05%                                                    --        --      1.16      1.22
1.10%                                                    --        --      1.16      1.22
1.20%                                                  1.43      1.76      1.75      1.93
1.25%                                                    --        --        --        --
1.25%                                                    --        --      1.16      1.22
1.30%                                                    --        --      1.16      1.22
1.45%                                                    --        --      1.15      1.22
------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    77

The following is a summary of units outstanding at Dec. 31, 2006:


                                             AIM VI    AIM VI
                                               CAP       CAP     AIM VI    AIM VI    AIM VI
                                              APPR,     APPR,   CAP DEV,  CAP DEV,  CORE EQ,
PRICE LEVEL                                   SER I    SER II     SER I    SER II     SER I
                                            ------------------------------------------------


0.55%                                             --     6,321        --        --        --
0.75%                                        820,577   5,570,-   646,401   1,132,-        --
                                                           986                 211
0.85%                                             --    45,401        --   165,404        --
0.95%                                        1,117,-   3,201,-   308,397   711,379        --
                                                 055       636
1.00%                                             --   672,712        --    66,698        --
1.05%                                             --    19,446        --    32,773        --
1.10%                                             --        --        --     2,199        --
1.20%                                             --   651,175        --   139,577        --
1.25%                                             --        --        --        --        --
1.25%                                             --        --        --     5,152   15,910-
                                                                                        ,988
1.30%                                             --        --        --        --        --
1.45%                                             --        --        --        --        --
--------------------------------------------------------------------------------------------
Total                                        1,937,-   10,167-   954,798   2,255,-   15,910-
                                                 632      ,677                 393      ,988
--------------------------------------------------------------------------------------------


                                                                           AIM VI
                                                       AIM VI    AIM VI    GLOBAL    AIM VI
                                             AIM VI      FIN       FIN      HLTH      INTL
                                              DYN,      SERV,     SERV,     CARE,     GRO,
PRICE LEVEL                                   SER I     SER I    SER II    SER II    SER II
                                            ------------------------------------------------

0.55%                                             --     4,177        --    83,062        --
0.75%                                        379,470   540,489        --   1,895,-    32,074
                                                                               735
0.85%                                             --        --    37,328   1,003,-    99,933
                                                                               728
0.95%                                        406,932   473,372        --   892,011    40,995
1.00%                                         12,824   110,387        --   540,329     9,341
1.05%                                             --        --    22,219   541,751    33,070
1.10%                                             --        --         6   256,094       139
1.20%                                             --    40,566        --   299,788     4,370
1.25%                                             --        --        --        --        --
1.25%                                             --        --        --     4,131       166
1.30%                                             --        --        --   205,861        --
1.45%                                             --        --        --     7,427        --
--------------------------------------------------------------------------------------------
Total                                        799,226   1,168,-    59,553   5,729,-   220,088
                                                           991                 917
--------------------------------------------------------------------------------------------


                                                       AB VPS    AB VPS    AB VPS    AB VPS
                                             AIM VI    GLOBAL     GRO &     INTL     LG CAP
                                              TECH,     TECH,     INC,      VAL,      GRO,
PRICE LEVEL                                   SER I     CL B      CL B      CL B      CL B
                                            ------------------------------------------------

0.55%                                         12,027    46,310       496   102,973        --
0.75%                                        1,349,-   745,985   10,042-   11,403-        --
                                                 615                ,242      ,626
0.85%                                             --   368,550    98,405   2,321,-    15,314
                                                                               926
0.95%                                        976,516   301,595   5,776,-   6,633,-        --
                                                                     655       283
1.00%                                        103,393   150,251   766,786   1,894,-        --
                                                                               991
1.05%                                             --   206,344    88,684   1,362,-        --
                                                                               786
1.10%                                             --    75,265     3,296   479,039        --
1.20%                                         65,980    87,464   623,318   1,519,-        --
                                                                               561
1.25%                                             --        --        --        --        --
1.25%                                             --     1,492        --    23,757        --
1.30%                                             --    57,627     7,339   431,146        --
1.45%                                             --       292        --    42,679        --
--------------------------------------------------------------------------------------------
Total                                        2,507,-   2,041,-   17,407-   26,215-    15,314
                                                 531       175      ,221      ,767
--------------------------------------------------------------------------------------------




 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                  AC VP
                                              AC VP     AC VP    MID CAP    AC VP     AC VP
                                              INTL,     INTL,     VAL,     ULTRA,     VAL,
PRICE LEVEL                                   CL I      CL II     CL II     CL II     CL I
                                            ------------------------------------------------


0.55%                                             --        --        --   193,075        --
0.75%                                        801,034   1,718,-        --   4,333,-   1,259,-
                                                           341                 270       631
0.85%                                             --        --   221,633   2,202,-        --
                                                                               165
0.95%                                        1,194,-   1,663,-        --   1,987,-   1,738,-
                                                 192       914                 226       697
1.00%                                             --   237,917        --   1,282,-        --
                                                                               557
1.05%                                             --        --    36,050   1,062,-        --
                                                                               600
1.10%                                             --        --     3,635   538,249        --
1.20%                                             --   158,271        --   663,925        --
1.25%                                             --        --        --        --        --
1.25%                                             --        --        --     8,604   13,510-
                                                                                        ,682
1.30%                                             --        --    19,395   393,410        --
1.45%                                             --        --        --    16,925        --
--------------------------------------------------------------------------------------------
Total                                        1,995,-   3,778,-   280,713   12,682-   16,509-
                                                 226       443                ,006      ,010
--------------------------------------------------------------------------------------------


                                                                                       COL
                                                       CALVERT     COL       COL     MARSICO
                                              AC VP      VS        HI      MARSICO    INTL
                                              VAL,     SOCIAL    YIELD,     GRO,     OPP, VS
PRICE LEVEL                                   CL II      BAL     VS CL B   VS CL A    CL B
                                            ------------------------------------------------

0.55%                                         10,064       386     7,359   122,582   344,186
0.75%                                        10,956-   1,454,-   2,297,-   7,245,-   3,547,-
                                                ,827       547       304       748       727
0.85%                                        508,742        --   202,002   3,407,-   1,471,-
                                                                               531       464
0.95%                                        6,789,-   1,877,-   1,573,-   3,929,-   1,770,-
                                                 053       989       428       407       442
1.00%                                        1,764,-    73,826   500,014   2,140,-   959,767
                                                 999                           014
1.05%                                        115,896        --    40,503   1,902,-   814,598
                                                                               740
1.10%                                         18,823        --    15,931   897,439   369,701
1.20%                                        1,347,-   288,383   688,902   1,164,-   548,605
                                                 023                           203
1.25%                                             --        --        --        --        --
1.25%                                         19,592        --     7,092    21,354    10,405
1.30%                                         76,261        --    91,813   656,493   274,546
1.45%                                             --        --    10,666    89,477    18,791
--------------------------------------------------------------------------------------------
Total                                        21,607-   3,695,-   5,435,-   21,576-   10,130-
                                                ,280       131       014      ,988      ,232
--------------------------------------------------------------------------------------------


                                               CS                                   DREY VIF
                                             COMMOD-     CS        CS     DREY VIF    INTL
                                               ITY     MID-CAP   SM CAP   INTL EQ,    VAL,
PRICE LEVEL                                  RETURN     CORE     CORE I     SERV      SERV
                                            ------------------------------------------------

0.55%                                         90,471        --        --        --        --
0.75%                                        2,781,-   249,301        --        --        --
                                                 547
0.85%                                        1,502,-        --        --    13,082     6,616
                                                 752
0.95%                                        1,557,-   308,190        --        --        --
                                                 550
1.00%                                        1,051,-        --        --        --        --
                                                 884
1.05%                                        829,640        --        --    35,276    32,123
1.10%                                        406,519        --        --    11,429        --
1.20%                                        479,280        --        --        --        --
1.25%                                             --        --        --        --        --
1.25%                                          9,079        --   13,914-        --        --
                                                                    ,708
1.30%                                        298,017        --        --        --        --
1.45%                                         20,624        --        --        --        --
--------------------------------------------------------------------------------------------
Total                                        9,027,-   557,491   13,914-    59,787    38,739
                                                 363                ,708
--------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    79

                                                        EG VA              FID VIP
                                              EV VT    FUNDA-              CONTRA-   FID VIP
                                             FLOAT-    MENTAL     EG VA     FUND,     GRO &
                                            ING-RATE   LG CAP,  INTL EQ,   SERV CL    INC,
PRICE LEVEL                                    INC      CL 2      CL 2        2      SERV CL
                                            ------------------------------------------------


0.55%                                         86,082        --    14,143   365,669        --
0.75%                                        6,661,-   1,349,-   1,366,-   14,294-   2,651,-
                                                 592       405       125      ,825       433
0.85%                                        2,823,-    55,424    94,336   5,888,-        --
                                                 549                           122
0.95%                                        3,669,-   843,051   813,372   7,042,-   3,369,-
                                                 364                           224       303
1.00%                                        2,643,-   396,898   522,340   3,713,-        --
                                                 752                           151
1.05%                                        1,837,-    63,771    75,457   3,236,-        --
                                                 199                           191
1.10%                                        805,761        --        --   1,504,-        --
                                                                               280
1.20%                                        1,076,-   108,263   226,432   2,205,-        --
                                                 659                           778
1.25%                                             --        --        --        --        --
1.25%                                        106,671        --        --    42,305        --
1.30%                                        700,102        --     8,518   1,284,-        --
                                                                               221
1.45%                                        284,659        --        --    79,182        --
--------------------------------------------------------------------------------------------
Total                                        20,695-   2,816,-   3,120,-   39,655-   6,020,-
                                                ,390       812       723      ,948       736
--------------------------------------------------------------------------------------------


                                             FID VIP                                 FID VIP
                                              GRO &              FID VIP   FID VIP    OVER-
                                              INC,     FID VIP  MID CAP,    OVER-     SEAS,
                                             SERV CL  MID CAP,   SERV CL    SEAS,    SERV CL
PRICE LEVEL                                     2      SERV CL      2      SERV CL      2
                                            ------------------------------------------------

0.55%                                          3,817        --   101,891        --       132
0.75%                                        12,328-   2,925,-   17,465-   1,016,-   5,780,-
                                                ,564       430      ,677       066       832
0.85%                                             --        --   2,559,-        --   207,165
                                                                     701
0.95%                                        9,098,-   3,268,-   10,748-   1,258,-   3,932,-
                                                 835       979      ,884       197       888
1.00%                                        2,167,-        --   3,027,-        --   513,379
                                                 123                 689
1.05%                                             --        --   1,122,-        --   191,084
                                                                     240
1.10%                                             --        --   506,612        --    20,851
1.20%                                        1,936,-        --   2,082,-        --   455,551
                                                 787                 120
1.25%                                             --        --        --        --        --
1.25%                                             --        --    12,512        --        --
1.30%                                             --        --   338,074        --    36,389
1.45%                                             --        --    31,588        --        --
--------------------------------------------------------------------------------------------
Total                                        25,535-   6,194,-   37,996-   2,274,-   11,138-
                                                ,126       409      ,988       263      ,271
--------------------------------------------------------------------------------------------


                                             FTVIPT
                                              FRANK    FTVIPT    FTVIPT    FTVIPT
                                             GLOBAL     FRANK    MUTUAL   TEMP DEV   FTVIPT
                                              REAL     SM CAP    SHARES     MKTS    TEMP FOR
                                              EST,      VAL,     SEC, CL   SEC, CL   SEC, CL
PRICE LEVEL                                   CL 2      CL 2        2         1         2
                                            ------------------------------------------------

0.55%                                         19,338    10,129    28,044        --        --
0.75%                                        8,095,-   5,190,-   9,111,-        --   252,335
                                                 843       299       637
0.85%                                        515,125   500,344   464,661        --        --
0.95%                                        5,455,-   3,539,-   4,582,-        --   248,027
                                                 000       608       838
1.00%                                        799,824   910,564   1,732,-        --        --
                                                                     552
1.05%                                        312,552   209,484   337,806        --        --
1.10%                                          3,726    46,563   170,285        --        --
1.20%                                        652,655   672,109   1,045,-        --        --
                                                                     440
1.25%                                             --        --        --        --        --
1.25%                                          1,126     1,669     8,425   13,247-        --
                                                                              ,751
1.30%                                         10,185    16,039   101,201        --        --
1.45%                                          1,661    16,491     1,759        --        --
--------------------------------------------------------------------------------------------
Total                                        15,867-   11,113-   17,584-   13,247-   500,362
                                                ,035      ,299      ,648      ,751
--------------------------------------------------------------------------------------------




 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                       GS VIT               JANUS     JANUS
                                             GS VIT    STRUCTD   GS VIT     ASPEN     ASPEN
                                             MID CAP     SM      STRUCTD   GLOBAL     INTL
                                              VAL,     CAP EQ,    U.S.      TECH,     GRO,
PRICE LEVEL                                   INST      INST    EQ, INST    SERV      SERV
                                            ------------------------------------------------


0.55%                                         30,301        --     4,806        --        --
0.75%                                        10,265-   239,981   10,535-   1,138,-   4,995,-
                                                ,609                ,374       471       153
0.85%                                             --        --   173,451        --        --
0.95%                                        7,396,-   372,434   7,045,-   1,145,-   4,122,-
                                                 519                 831       455       597
1.00%                                        2,090,-        --   1,109,-    23,599   206,463
                                                 808                 266
1.05%                                             --        --   161,627        --        --
1.10%                                             --        --    14,921        --        --
1.20%                                        1,607,-        --   670,170    26,961   112,171
                                                 479
1.25%                                             --        --        --        --        --
1.25%                                             --        --       701        --        --
1.30%                                             --        --    55,225        --        --
1.45%                                             --        --     1,751        --        --
--------------------------------------------------------------------------------------------
Total                                        21,390-   612,415   19,773-   2,334,-   9,436,-
                                                ,716                ,123       486       384
--------------------------------------------------------------------------------------------


                                              JANUS             LM PTNRS
                                              ASPEN    LAZARD    VAR SM    MFS INV
                                             MID CAP   RETIRE      CAP       GRO       MFS
                                              GRO,    INTL EQ,   GRO, CL   STOCK,   NEW DIS,
PRICE LEVEL                                   SERV      SERV       II      SERV CL   SERV CL
                                            ------------------------------------------------

0.55%                                             --        --        --     3,856     6,141
0.75%                                        848,020   3,395,-    34,681   7,893,-   4,030,-
                                                           413                 106       688
0.85%                                             --        --    19,633       850        --
0.95%                                        1,225,-   3,419,-    38,220   4,618,-   2,844,-
                                                 830       785                 157       327
1.00%                                             --   382,593       271   340,443   177,511
1.05%                                             --        --     1,060    27,697        --
1.10%                                             --        --         6        --        --
1.20%                                             --   405,621       717   310,999   242,901
1.25%                                             --        --        --        --        --
1.25%                                             --        --        --        --        --
1.30%                                             --        --        --        --        --
1.45%                                             --        --        --        --        --
--------------------------------------------------------------------------------------------
Total                                        2,073,-   7,603,-    94,588   13,195-   7,301,-
                                                 850       412                ,108       568
--------------------------------------------------------------------------------------------


                                                                           NB AMT
                                               MFS       MFS                 SOC      OPPEN
                                              TOTAL    UTILI-    NB AMT    RESPON-   GLOBAL
                                             RETURN,    TIES,     INTL,     SIVE,    SEC VA,
PRICE LEVEL                                  SERV CL   SERV CL    CL S      CL S      SERV
                                            ------------------------------------------------

0.55%                                          2,787    10,970   107,252        --     9,429
0.75%                                        1,992,-   3,617,-   3,236,-        --   3,158,-
                                                 514       306       078                 128
0.85%                                        238,619   314,199   1,549,-    94,844   437,101
                                                                     988
0.95%                                        881,973   2,801,-   1,599,-        --   2,318,-
                                                           139       603                 875
1.00%                                        177,807   577,973   1,042,-        --   790,428
                                                                     131
1.05%                                         18,425   261,186   862,934    66,851   177,984
1.10%                                         13,509     4,359   426,678    42,048    41,241
1.20%                                        521,043   337,772   558,142        --   612,052
1.25%                                             --        --        --        --        --
1.25%                                             --     1,662     9,325        --     1,092
1.30%                                            986    29,420   344,609        --    17,682
1.45%                                          1,796        --    19,154        --    22,914
--------------------------------------------------------------------------------------------
Total                                        3,849,-   7,955,-   9,755,-   203,743   7,586,-
                                                 459       986       894                 926
--------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    81

                                              OPPEN     OPPEN               PIMCO
                                             MAIN ST   STRATE-             VIT ALL   PIONEER
                                               SM        GIC      OPPEN    ASSET,    EQ INC
                                             CAP VA,  BOND VA,   VAL VA,   ADVISOR    VCT,
PRICE LEVEL                                   SERV      SERV      SERV       CL       CL II
                                            ------------------------------------------------


0.55%                                          2,710   133,355        --   219,716        --
0.75%                                        1,203,-   20,584-        --   9,474,-   3,381,-
                                                 681      ,538                 615       010
0.85%                                         92,557   4,287,-    48,873   5,361,-        --
                                                           037                 734
0.95%                                        882,600   11,810-        --   4,812,-   1,326,-
                                                          ,572                 122       235
1.00%                                         85,396   4,804,-        --   3,380,-   427,852
                                                           174                 249
1.05%                                        105,480   2,853,-     5,002   3,210,-        --
                                                           159                 191
1.10%                                          4,805   1,314,-        --   1,615,-        --
                                                           232                 369
1.20%                                        385,497   3,059,-        --   1,791,-   211,756
                                                           812                 884
1.25%                                             --        --        --        --        --
1.25%                                             --    43,476        --    51,025        --
1.30%                                         17,046   891,654        --   1,204,-        --
                                                                               008
1.45%                                          1,939   102,661        --   106,494        --
--------------------------------------------------------------------------------------------
Total                                        2,781,-   49,884-    53,875   31,227-   5,346,-
                                                 711      ,670                ,407       853
--------------------------------------------------------------------------------------------


                                                       PUT VT
                                             PIONEER    HLTH               PUT VT
                                            INTL VAL    SCI-     PUT VT   INTL NEW   PUT VT
                                              VCT,     ENCES,   INTL EQ,    OPP,    NEW OPP,
PRICE LEVEL                                   CL II     CL IB     CL IB     CL IB     CL IA
                                            ------------------------------------------------

0.55%                                             --    16,771        --        --        --
0.75%                                        623,412   1,397,-   2,803,-   1,025,-        --
                                                           344       454       938
0.85%                                             --        --        --        --        --
0.95%                                        313,542   899,542   1,654,-   973,752        --
                                                                     699
1.00%                                        218,316   404,784   228,864        --        --
1.05%                                             --        --        --        --        --
1.10%                                             --        --        --        --        --
1.20%                                         67,700   176,924   101,508        --        --
1.25%                                             --        --        --        --        --
1.25%                                             --        --        --        --   12,653-
                                                                                        ,469
1.30%                                             --        --        --        --        --
1.45%                                             --        --        --        --        --
--------------------------------------------------------------------------------------------
Total                                        1,222,-   2,895,-   4,788,-   1,999,-   12,653-
                                                 970       365       525       690      ,469
--------------------------------------------------------------------------------------------


                                             PUT VT              RVS VP    RVS VP
                                             VISTA,    RVS VP     CASH      CORE     RVS VP
PRICE LEVEL                                   CL IB      BAL      MGMT      BOND    DIV BOND
                                            ------------------------------------------------

0.55%                                          1,651        --    37,968   203,873   409,907
0.75%                                        2,463,-   2,358,-   14,586-   1,271,-   31,452-
                                                 545       669      ,603       215      ,912
0.85%                                             --    25,866   2,373,-    44,837   9,493,-
                                                                     930                 591
0.95%                                        1,563,-   1,671,-   11,539-   895,476   21,044-
                                                 482       874      ,522                ,978
1.00%                                          5,434   222,412   1,762,-   217,862   8,382,-
                                                                     180                 744
1.05%                                             --    49,781   740,783    51,591   6,141,-
                                                                                         013
1.10%                                             --        --    76,133     1,105   2,798,-
                                                                                         227
1.20%                                         24,429   197,998   1,985,-   239,884   5,478,-
                                                                     735                 103
1.25%                                             --     5,586(1) 82,995(1)     --    95,988(1)
1.25%                                             --                           862

                                                                 890,715(2)
                                                       785,762(2)                    286,330(2)
1.30%                                             --    12,389   384,826    32,322   2,248,-
                                                                                         464
1.45%                                             --     9,280   286,808        --   221,249
--------------------------------------------------------------------------------------------
Total                                        4,058,-   15,339-   37,748-   2,959,-   98,053-
                                                 541      ,617      ,198       027      ,506
--------------------------------------------------------------------------------------------




 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                  RVS VP                               RVS VP
                                             RVS VP           RVS VP           FUNDAMENTAL           RVS VP       GLOBAL INFLATION
PRICE LEVEL                                DIV EQ INC       EMER MKTS              VAL            GLOBAL BOND         PROT SEC
                                          ----------------------------------------------------------------------------------------


0.55%                                         416,333          64,224              218,078             89,243            71,107
0.75%                                      25,789,582       3,067,360            7,763,593          9,253,286        10,577,533
0.85%                                       5,495,544       1,064,698            4,092,302          2,628,846         3,499,895
0.95%                                      17,788,095       2,077,811            3,579,515          6,731,012         5,558,148
1.00%                                       4,316,543         539,124            2,673,759          2,526,207         3,434,722
1.05%                                       3,454,033         586,320            2,317,999          1,653,664         2,249,068
1 .10%                                      1,336,919         247,513            1,142,507            760,781         1,051,740
1.20%                                       3,601,108         380,703            1,336,278          2,116,471         2,120,022
1.25%                                              --              --                   --             28,332(1)             --
1.25%                                          37,380           4,906               25,776          3,492,054(2)         37,700
1.30%                                       1,118,089         192,898              858,960            610,577           868,271
1.45%                                          75,458           8,857               61,479             57,999            82,693
----------------------------------------------------------------------------------------------------------------------------------
Total                                      63,429,084       8,234,414           24,070,246         29,948,472        29,550,899
----------------------------------------------------------------------------------------------------------------------------------




                                             RVS VP           RVS VP              RVS VP             RVS VP            RVS VP
PRICE LEVEL                                    GRO        HI YIELD BOND          INC OPP            INTL OPP         LG CAP EQ
                                          ----------------------------------------------------------------------------------------


0.55%                                          12,330           22,205              87,709              3,462            14,239
0.75%                                      12,216,721       14,821,716           6,652,561          3,256,916        19,410,611
0.85%                                          38,985          198,968           3,255,179             84,644             3,554
0.95%                                       7,584,736       11,919,332           3,835,255          3,064,738        11,629,058
1.00%                                         972,564        1,921,124           2,348,696            354,313         1,439,576
1.05%                                         127,538          147,200           2,188,077             99,931            38,551
1.10%                                           8,345           43,910             984,389              2,266                --
1.20%                                         531,460        2,004,353           1,257,469            243,239           865,437
1.25%                                              --              496(1)               --                 --(1)             --(1)
1.25%                                              --        8,611,765(2)           30,061         12,087,736(2)     28,231,361(2)
1.30%                                              --           39,895             761,386             20,918                --
1.45%                                              --               --              75,115              7,505                --
----------------------------------------------------------------------------------------------------------------------------------
Total                                      21,492,679       39,730,964          21,475,897         19,225,668        61,632,387
----------------------------------------------------------------------------------------------------------------------------------




                                             RVS VP           RVS VP              RVS VP             RVS VP            RVS VP
PRICE LEVEL                                LG CAP VAL      MID CAP GRO         MID CAP VAL          S&P 500          SELECT VAL
                                          ----------------------------------------------------------------------------------------


0.55%                                              --             163              353,129                399              200
0.75%                                         187,014       1,559,915            5,107,521          8,282,187          380,574
0.85%                                          21,717             868            2,768,941             16,901               --
0.95%                                         175,131       1,092,104            2,846,305          6,656,249          141,649
1.00%                                          43,159         210,249            1,468,287          1,065,299           63,379
1.05%                                           3,741           7,486            1,741,891             52,179            1,643
1.10%                                             108              35              754,035                 --                7
1.20%                                          28,840          58,658            1,132,063            735,233           19,507
1.25%                                              --              --(1)                --                 --               --
1.25%                                              --       6,418,028(2)            10,936                 --               --
1.30%                                              --           2,254              591,469                 --               --
1.45%                                              --              --               23,803              9,884               --
----------------------------------------------------------------------------------------------------------------------------------
Total                                         459,710       9,349,760           16,798,380         16,818,331          606,959
----------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    83

                                              RVS VP                                                   ROYCE
                                               SHORT           RVS VP               RVS VP           MICRO-CAP,       THIRD AVE
PRICE LEVEL                                  DURATION        SM CAP ADV           SM CAP VAL         INVEST CL           VAL
                                           --------------------------------------------------------------------------------------


0.55%                                            2,544               --              105,745                 --              --
0.75%                                        9,054,524        2,441,617            7,148,896            703,451       1,416,302
0.85%                                           73,721           12,615            1,380,851                 --              --
0.95%                                        7,765,008        1,998,454            4,430,160            780,161       1,667,046
1.00%                                        1,264,774          324,930            1,021,347                 --              --
1.05%                                           22,809           20,745              673,213                 --              --
1.10%                                            4,547            1,096              346,140                 --              --
1.20%                                          991,385          336,606              773,910                 --              --
1.25%                                               --               --                   --                 --              --
1.25%                                               --               --                5,370                 --              --
1.30%                                               --            7,999              278,820                 --              --
1.45%                                           12,827               --                9,494                 --              --
---------------------------------------------------------------------------------------------------------------------------------
Total                                       19,192,139        5,144,062           16,173,946          1,483,612       3,083,348
---------------------------------------------------------------------------------------------------------------------------------




                                             VANK LIT         VANK UIF             VANK UIF
                                             COMSTOCK,    GLOBAL REAL EST,       MID CAP GRO,          WANGER          WANGER
PRICE LEVEL                                    CL II            CL II               CL II           INTL SM CAP      U.S. SM CO
                                           --------------------------------------------------------------------------------------


0.55%                                          238,125           77,748               79,286             73,522          62,089
0.75%                                       13,973,761        2,781,078            2,389,191         12,711,249      14,501,709
0.85%                                        4,171,874        1,376,090              984,599          1,466,057         974,905
0.95%                                        6,990,165        1,445,112            1,081,803          8,968,931      11,009,356
1.00%                                        3,791,455          845,960              648,192          1,256,074       2,491,744
1.05%                                        2,277,671          857,518              524,123            855,473         455,507
1.10%                                        1,128,527          377,562              258,919            342,633         131,816
1.20%                                        2,626,273          442,524              353,281            949,165       1,951,110
1.25%                                               --               --                   --                 --              --
1.25%                                           15,001           10,660                7,062              5,616           2,390
1.30%                                          832,277          279,032              201,769            271,562         102,905
1.45%                                           92,521           22,278               12,036             10,528          11,813
---------------------------------------------------------------------------------------------------------------------------------
Total                                       36,137,650        8,515,562            6,540,261         26,910,810      31,695,344
---------------------------------------------------------------------------------------------------------------------------------




                                                               WF ADV VT           WF ADV VT          WF ADV VT        WF ADV VT
PRICE LEVEL                                                   ASSET ALLOC          INTL CORE             OPP          SM CAP GRO
                                                           -----------------------------------------------------------------------


0.55%                                                                 --                   --                 --              --
0.75%                                                          2,476,851            1,118,215          1,280,991       1,761,749
0.85%                                                                 --                   --             36,643          19,227
0.95%                                                          2,018,165              509,600          1,174,572       1,302,926
1.00%                                                            385,662               30,251             75,522         184,513
1.05%                                                                 --                   --             66,707          96,482
1.10%                                                                 --                   --                  8           5,393
1.20%                                                            200,365               31,313             48,178         115,823
1.25%                                                                 --                   --                 --              --
1.25%                                                                 --                   --                 --           6,909
1.30%                                                                 --                   --                 --          16,357
1.45%                                                                 --                   --                 --              --
----------------------------------------------------------------------------------------------------------------------------------
Total                                                          5,081,043            1,689,379          2,682,621       3,509,379
----------------------------------------------------------------------------------------------------------------------------------




 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2006:


                                            AIM VI           AIM VI              AIM VI               AIM VI            AIM VI
                                           CAP APPR,       CAP APPR,            CAP DEV,             CAP DEV,          CORE EQ,
PRICE LEVEL                                  SER I           SER II              SER I                SER II             SER I
                                         -----------------------------------------------------------------------------------------


0.55%                                     $       --      $      7,391          $      --           $       94        $        --
0.75%                                        565,225         6,261,608            841,571            1,660,165                 --
0.85%                                             --            51,401                 --              190,617                 --
0.95%                                        759,532         3,556,593            396,328            1,032,105                 --
1.00%                                             --           950,459                 --              123,902                 --
1.05%                                             --            21,996                 --               37,735                 --
1.10%                                             --               110                 --                2,615                 --
1.20%                                             --           912,558                 --              257,109                 --
1.25%                                             --                --                 --                   --                 --
1.25%                                             --               110                 --                6,010         29,289,166
1.30%                                             --               110                 --                   83                 --
1.45%                                             --               110                 --                   83                 --
----------------------------------------------------------------------------------------------------------------------------------
Total                                     $1,324,757      $ 11,762,446         $1,237,899           $3,310,518        $29,289,166
----------------------------------------------------------------------------------------------------------------------------------


                                            AIM VI           AIM VI              AIM VI               AIM VI            AIM VI
                                             DYN,          FIN SERV,           FIN SERV,        GLOBAL HLTH CARE,      INTL GRO,
PRICE LEVEL                                  SER I           SER I               SER II               SER II            SER II
                                         -----------------------------------------------------------------------------------------

0.55%                                     $       --       $     5,379           $     --           $   85,189          $     239
0.75%                                        479,968           745,165                 --            1,941,652             44,442
0.85%                                             --                --             42,995            1,085,323            121,810
0.95%                                        509,141           645,677                 --              912,397             56,671
1.00%                                         23,468           177,202                 --              552,489             12,906
1.05%                                             --                --             25,543              585,148             40,274
1.10%                                             --                --                 92              276,611                316
1.20%                                             64            64,149                 --              306,125              6,023
1.25%                                             --                --                 --                   --                 --
1.25%                                             --                --                 85                4,564                350
1.30%                                             --                --                 85              222,144                147
1.45%                                             --                --                 85                8,114                147
----------------------------------------------------------------------------------------------------------------------------------
Total                                     $1,012,641        $1,637,572            $68,885           $5,979,756           $283,325
----------------------------------------------------------------------------------------------------------------------------------


                                            AIM VI           AB VPS              AB VPS               AB VPS            AB VPS
                                             TECH,        GLOBAL TECH,         GRO & INC,           INTL VAL,         LG CAP GRO,
PRICE LEVEL                                  SER I            CL B                CL B                 CL B              CL B
                                         -----------------------------------------------------------------------------------------

0.55%                                     $   13,883        $   52,882        $       621          $   169,292           $     --
0.75%                                      1,078,267           849,895         13,049,242           28,763,980                 --
0.85%                                             --           455,337            115,301            2,853,015             17,618
0.95%                                        771,459           342,734          7,424,997           16,547,120                 --
1.00%                                        156,776           170,680          1,256,258            5,258,821                 --
1.05%                                             --           254,715            103,812            1,673,253                112
1.10%                                             --            92,886              3,972              588,120                112
1.20%                                         99,225            99,159          1,012,714            4,181,576                 --
1.25%                                             --                --                 --                   --                 --
1.25%                                             --             1,931                114               29,139                112
1.30%                                             --            71,071              8,582              528,728                112
1.45%                                             --               450                114               52,359                111
----------------------------------------------------------------------------------------------------------------------------------
Total                                     $2,119,610        $2,391,740        $22,975,727          $60,645,403            $18,177
----------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    85

                                                AC VP           AC VP               AC VP              AC VP            AC VP
                                                INTL,           INTL,            MID CAP VAL,          ULTRA,           VAL,
PRICE LEVEL                                     CL I            CL II               CL II              CL II            CL I
                                            -------------------------------------------------------------------------------------


0.55%                                         $       --      $      148            $      --       $   192,251     $         --
0.75%                                            827,538       2,466,710                   --         4,304,696        2,459,217
0.85%                                                 --              --              258,538         2,406,118               --
0.95%                                          1,217,861       2,362,772                   --         1,969,434        3,352,460
1.00%                                                 --         450,791                   --         1,270,367               --
1.05%                                                 --              --               42,016         1,160,036               --
1.10%                                                 --              --                4,321           587,546               --
1.20%                                                 --         295,302                   --           656,238               --
1.25%                                                 --              --                   --                --               --
1.25%                                                 --              --                   86             9,385       35,717,102
1.30%                                                 --              --               22,580           429,026               --
1.45%                                                 --              --                   86            18,443               --
---------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,045,399      $5,575,723             $327,627       $13,003,540      $41,528,779
---------------------------------------------------------------------------------------------------------------------------------


                                                AC VP                                COL                COL              COL
                                                VAL,          CALVERT VS          HI YIELD,         MARSICO GRO,    MARSICO INTL
PRICE LEVEL                                     CL II         SOCIAL BAL           VS CL B            VS CL A       OPP, VS CL B
                                            -------------------------------------------------------------------------------------

0.55%                                        $     12,8-      $      504          $     7,901       $   125,503      $   368,056
                                                      25
0.75%                                         17,432,704       1,565,674            2,463,269         7,408,366        3,804,907
0.85%                                            593,128              --              217,841         3,812,841        1,775,637
0.95%                                         10,689,274       1,996,595            1,684,855         4,012,253        1,887,946
1.00%                                          3,060,388         100,440              535,268         2,184,392        1,023,227
1.05%                                            135,001              --               43,641         2,127,295          982,081
1.10%                                             21,921              --               17,161         1,003,298          445,746
1.20%                                          2,316,960         389,262              736,507         1,186,778          584,101
1.25%                                                 --              --                   --                --               --
1.25%                                             22,887              --                7,715            23,850           12,533
1.30%                                             88,734              --               98,815           733,163          330,639
1.45%                                                 85              --               11,472            99,856           22,616
---------------------------------------------------------------------------------------------------------------------------------
Total                                        $34,373,907      $4,052,475           $5,824,445       $22,717,595      $11,237,489
---------------------------------------------------------------------------------------------------------------------------------


                                                 CS               CS                  CS              DREY VIF        DREY VIF
                                              COMMODITY        MID-CAP              SM CAP            INTL EQ,        INTL VAL,
PRICE LEVEL                                    RETURN            CORE               CORE I              SERV            SERV
                                            -------------------------------------------------------------------------------------

0.55%                                         $   87,951        $     --         $         --           $    --          $    --
0.75%                                          2,700,038         212,975                   --                --               --
0.85%                                          1,489,675              --                   --            15,229            7,648
0.95%                                          1,510,088         259,810                   --                --               --
1.00%                                          1,019,484              --                   --                --               --
1.05%                                            821,545              --                   --            41,027           37,014
1.10%                                            402,666              --                   --            13,373               84
1.20%                                            463,910              --                   --                --               --
1.25%                                                 --              --                   --                --               --
1.25%                                              8,985              --           17,607,408                84               85
1.30%                                            294,806              --                   --                84               84
1.45%                                             20,392              --                   --                84               85
---------------------------------------------------------------------------------------------------------------------------------
Total                                         $8,819,540        $472,785          $17,607,408           $69,881          $45,000
---------------------------------------------------------------------------------------------------------------------------------




 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              EV VT             EG VA               EG VA              FID VIP           FID VIP
                                          FLOATING-RATE      FUNDAMENTAL           INTL EQ,          CONTRAFUND,       GRO & INC,
PRICE LEVEL                                    INC           LG CAP, CL 2            CL 2             SERV CL 2          SERV CL
                                         ------------------------------------------------------------------------------------------


0.55%                                      $     88,794         $      --          $   20,983        $   378,201        $       --
0.75%                                         6,862,744         1,513,031           2,018,931         14,764,717         2,905,717
0.85%                                         2,892,002            62,972             110,088          6,579,452                --
0.95%                                         3,775,189           935,136           1,196,568          7,264,016         3,660,942
1.00%                                         2,719,032           587,670             767,639          3,828,833                --
1.05%                                         1,880,083            72,393              88,009          3,613,002                --
1.10%                                           824,380                84                  85          1,679,264                --
1.20%                                         1,105,843           156,984             331,329          2,271,464                --
1.25%                                                --                --                  --                 --                --
1.25%                                           109,066                84                  84             47,188                --
1.30%                                           715,649                84               9,921          1,432,181                --
1.45%                                           290,791                84                  84             88,250                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $21,263,573        $3,328,522          $4,543,721        $41,946,568        $6,566,659
-----------------------------------------------------------------------------------------------------------------------------------


                                             FID VIP           FID VIP             FID VIP             FID VIP           FID VIP
                                            GRO & INC,         MID CAP,            MID CAP,           OVERSEAS,         OVERSEAS,
PRICE LEVEL                                 SERV CL 2          SERV CL            SERV CL 2            SERV CL          SERV CL 2
                                         ------------------------------------------------------------------------------------------

0.55%                                       $     4,704        $       --         $   141,092         $       --       $       300
0.75%                                        15,700,500         5,594,472          36,006,969          1,273,310         9,489,652
0.85%                                                --                --           2,866,558                 --           241,586
0.95%                                        11,371,806         6,187,898          21,906,215          1,557,126         6,391,284
1.00%                                         3,176,926                --           6,636,868                 --         1,056,457
1.05%                                                --                --           1,255,668                 --           222,676
1.10%                                                --                --             566,784                 --            24,289
1.20%                                         2,814,532                --           4,526,303                 --           929,672
1.25%                                                --                --                  --                 --                --
1.25%                                                --                --              13,987                 --               114
1.30%                                                --                --             377,844                 --            42,351
1.45%                                                --                --              35,281                 --               114
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $33,068,468       $11,782,370         $74,333,569         $2,830,436       $18,398,495
-----------------------------------------------------------------------------------------------------------------------------------


                                           FTVIPT FRANK
                                           GLOBAL REAL       FTVIPT FRANK           FTVIPT              FTVIPT           FTVIPT
                                               EST,          SM CAP VAL,        MUTUAL SHARES       TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                    CL 2              CL 2             SEC, CL 2           SEC, CL 1         SEC, CL 2
                                         ------------------------------------------------------------------------------------------

0.55%                                      $     27,495      $     13,245        $     37,821         $       --          $     --
0.75%                                        21,679,244        11,568,287          13,783,438                 --           431,293
0.85%                                           630,012           571,470             528,845                 --                --
0.95%                                        14,405,604         7,791,285           6,858,206                 --           419,449
1.00%                                         1,911,673         1,817,249           3,045,934                 --                --
1.05%                                           381,922           239,050             384,110                 --                --
1.10%                                             4,701            53,123             193,576                 --                --
1.20%                                         1,547,025         1,330,173           1,822,744                 --                --
1.25%                                                --                --                  --                 --                --
1.25%                                             1,523             1,985               9,654         19,939,075                --
1.30%                                            12,581            18,283             114,940                 --                --
1.45%                                             2,178            18,792               2,084                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $40,603,958       $23,422,942         $26,781,352        $19,939,075          $850,742
-----------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    87

                                             GS VIT            GS VIT              GS VIT            JANUS ASPEN       JANUS ASPEN
                                          MID CAP VAL,       STRUCTD SM         STRUCTD U.S.        GLOBAL TECH,        INTL GRO,
PRICE LEVEL                                   INST          CAP EQ, INST          EQ, INST              SERV              SERV
                                         ------------------------------------------------------------------------------------------


0.55%                                     $     41,075        $       --        $     5,890           $       --        $       --
0.75%                                       24,720,089           396,670         11,262,546              504,293         7,289,690
0.85%                                               --                --            195,822                   --                --
0.95%                                       17,574,676           607,930          7,445,092              501,054         5,941,819
1.00%                                        4,171,728                --          1,798,429               37,185           601,139
1.05%                                               --                --            182,333                   --                --
1.10%                                               --                --             16,844                   --                --
1.20%                                        3,181,342                --          1,077,542               42,154           322,971
1.25%                                               --                --                 --                   --                --
1.25%                                               --                --                872                   --                --
1.30%                                               --                --             62,224                   --                --
1.45%                                               --                --              2,055                   --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                     $ 49,688,910        $1,004,600        $22,049,649           $1,084,686       $14,155,619
-----------------------------------------------------------------------------------------------------------------------------------


                                           JANUS ASPEN         LAZARD             LM PTNRS               MFS               MFS
                                          MID CAP GRO,         RETIRE            VAR SM CAP        INV GRO STOCK,       NEW DIS,
PRICE LEVEL                                   SERV         INTL EQ, SERV         GRO, CL II            SERV CL           SERV CL
                                         ------------------------------------------------------------------------------------------

0.55%                                        $      --        $       81           $     87          $     4,471       $     7,512
0.75%                                          496,749         4,426,944             40,700            5,334,529         3,770,545
0.85%                                               --                --             23,374                1,045                --
0.95%                                          718,684         4,430,309             44,746            3,082,507         2,626,982
1.00%                                               --           727,197                316              453,649           272,736
1.05%                                               --                --              1,348               31,289                --
1.10%                                               --                --                 94                   84                --
1.20%                                               --           764,679                835              411,018           370,227
1.25%                                               --                --                 --                   --                --
1.25%                                               --                --                 87                   84                --
1.30%                                               --                --                 87                   84                --
1.45%                                               --                --                 87                   84                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $1,215,433       $10,349,210           $111,761           $9,318,844        $7,048,002
-----------------------------------------------------------------------------------------------------------------------------------


                                               MFS              MFS                NB AMT              NB AMT             OPPEN
                                          TOTAL RETURN,      UTILITIES,            INTL,           SOC RESPONSIVE,     GLOBAL SEC
PRICE LEVEL                                  SERV CL          SERV CL               CL S                CL S            VA, SERV
                                         ------------------------------------------------------------------------------------------

0.55%                                      $     3,322      $     17,573        $   112,140             $     --      $     13,374
0.75%                                        2,303,214         6,437,387          3,378,992                   --         4,460,206
0.85%                                          263,640           379,320          1,840,192              111,059           516,421
0.95%                                        1,015,130         4,931,060          1,667,993                   --         3,260,805
1.00%                                          204,437         1,487,055          1,086,340                   --         1,110,655
1.05%                                           20,339           315,073          1,023,402               78,211           210,097
1.10%                                           14,910             5,257            506,116               49,182            48,662
1.20%                                          596,524           882,148            581,053                   --           855,968
1.25%                                               --                --                 --                   --                --
1.25%                                              109             2,121             11,051                   86             1,460
1.30%                                            1,196            35,448            408,308                  171            20,849
1.45%                                            2,089               117             22,681                   86            27,000
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $4,424,910       $14,492,559        $10,638,268             $238,795       $10,525,497
-----------------------------------------------------------------------------------------------------------------------------------




 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              OPPEN           OPPEN               OPPEN               PIMCO            PIONEER
                                           MAIN ST SM       STRATEGIC            VAL VA,          VIT ALL ASSET,     EQ INC VCT,
PRICE LEVEL                               CAP VA, SERV    BOND VA, SERV            SERV             ADVISOR CL          CL II
                                          ---------------------------------------------------------------------------------------


0.55%                                      $     3,627     $   148,205             $     --        $   229,325         $       --
0.75%                                        1,560,879      22,777,363                   --          9,875,781          4,907,092
0.85%                                          106,590       4,552,335               52,152          5,611,828                 --
0.95%                                        1,139,623      13,049,169                   --          5,009,123          1,891,158
1.00%                                          110,333       5,288,007                   --          3,517,474            737,879
1.05%                                          121,363       3,027,001                5,348          3,357,046                 --
1.10%                                            5,527       1,393,944                   80          1,688,954                 --
1.20%                                          495,009       3,353,637                   --          1,862,124            359,792
1.25%                                               --              --                   --                 --                 --
1.25%                                               84          46,086                   80             53,310                 --
1.30%                                           19,591         944,935                   80          1,257,707                 --
1.45%                                            2,311         108,724                   80            111,165                 --
---------------------------------------------------------------------------------------------------------------------------------
Total                                       $3,564,937     $54,689,406              $57,820        $32,573,837         $7,895,921
---------------------------------------------------------------------------------------------------------------------------------


                                             PIONEER
                                            INTL VAL          PUT VT              PUT VT              PUT VT           PUT VT
                                              VCT,        HLTH SCIENCES,         INTL EQ,         INTL NEW OPP,       NEW OPP,
PRICE LEVEL                                   CL II           CL IB               CL IB               CL IB             CL IA
                                          ---------------------------------------------------------------------------------------

0.55%                                        $      --      $   20,057           $       74         $       --        $        --
0.75%                                          627,755       1,553,594            4,569,163          1,105,311                 --
0.85%                                               --              --                   --                 --                 --
0.95%                                          315,702         989,396            2,677,142          1,036,089                 --
1.00%                                          219,816         545,434              466,576                 --                 --
1.05%                                               --              --                   --                 --                 --
1.10%                                               --              --                   --                 --                 --
1.20%                                           68,159         236,580              205,262                 --                 --
1.25%                                               --              --                   --                 --                 --
1.25%                                               --              --                   --                 --         17,240,805
1.30%                                               --              --                   --                 --                 --
1.45%                                               --              --                   --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
Total                                       $1,231,432      $3,345,061           $7,918,217         $2,141,400        $17,240,805
---------------------------------------------------------------------------------------------------------------------------------


                                             PUT VT
                                             VISTA,           RVS VP              RVS VP              RVS VP           RVS VP
PRICE LEVEL                                   CL IB            BAL              CASH MGMT           CORE BOND         DIV BOND
                                          ---------------------------------------------------------------------------------------

0.55%                                      $     2,106     $        90         $     40,300         $  214,238      $     434,756
0.75%                                        1,605,330       2,613,425           16,060,352          1,330,117         40,678,529
0.85%                                               --          28,943            2,412,278             46,290          9,847,124
0.95%                                        1,006,365       1,853,417           12,546,647            933,008         26,845,410
1.00%                                            9,116         323,002            1,836,765            226,738          9,553,589
1.05%                                               --          55,655              752,003             53,217          6,363,332
1.10%                                               --              82               77,269              3,202          2,898,887
1.20%                                           40,686         285,177            2,052,243            248,604          6,192,150
1.25%                                               --           6,323(1)            84,178(1)              --             99,375(1)
1.25%                                               --      19,090,302(2)         4,842,722(2)           2,949         14,686,590(2)
1.30%                                               --          13,836              390,213             33,304          2,327,348
1.45%                                               --          10,440              290,639              2,059            228,863
---------------------------------------------------------------------------------------------------------------------------------
Total                                       $2,663,603     $24,280,692          $41,385,609         $3,093,726       $120,155,953
---------------------------------------------------------------------------------------------------------------------------------




                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    89

                                                                                  RVS VP                               RVS VP
                                             RVS VP           RVS VP           FUNDAMENTAL           RVS VP       GLOBAL INFLATION
PRICE LEVEL                                DIV EQ INC       EMER MKTS              VAL            GLOBAL BOND         PROT SEC
                                          ----------------------------------------------------------------------------------------


0.55%                                      $    587,2-      $   123,239         $   236,991       $     92,349      $     74,378
                                                    89
0.75%                                       46,050,403        7,566,685           8,425,467         13,617,897        11,016,512
0.85%                                        6,261,791        1,378,443           4,571,693          2,721,180         3,550,283
0.95%                                       31,445,702        5,050,321           3,879,526          9,792,909         5,764,304
1.00%                                        9,359,406        1,631,045           2,896,895          3,186,125         3,557,999
1.05%                                        3,932,211          758,430           2,587,287          1,710,084         2,279,453
1.10%                                        1,521,673          320,100           1,274,957            786,568         1,065,709
1.20%                                        7,743,864        1,142,236           1,445,867          2,646,472         2,186,921
1.25%                                               --               --                  --             29,274(1)             --
1.25%                                           42,518            6,434              28,745          5,182,346(2)         38,176
1.30%                                        1,271,495          249,253             957,715            630,729           879,045
1.45%                                           85,756           11,438              68,502             59,875            83,665
----------------------------------------------------------------------------------------------------------------------------------
Total                                      $108,302,1-      $18,237,624         $26,373,645        $40,455,808       $30,496,445
                                                    08
----------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP           RVS VP              RVS VP             RVS VP            RVS VP
PRICE LEVEL                                    GRO        HI YIELD BOND          INC OPP            INTL OPP         LG CAP EQ
                                          ----------------------------------------------------------------------------------------

0.55%                                      $     15,2-     $     25,583        $     97,474        $     5,203      $     17,761
                                                    28
0.75%                                        7,312,719       20,812,366           7,361,716          3,498,080        17,393,463
0.85%                                           45,114          212,284           3,443,450             98,732             4,230
0.95%                                        4,501,681       16,572,017           4,226,027          3,250,415        10,352,795
1.00%                                        1,395,444        3,056,533           2,584,776            708,780         2,139,975
1.05%                                          147,454          156,916           2,312,186            116,460            44,725
1.10%                                            9,731           46,796           1,039,991              2,724               113
1.20%                                          756,378        3,157,959           1,378,083            482,555         1,279,459
1.25%                                               --            2,655(1)               --                 84(1)            112(1)
1.25%                                               84       12,939,915(2)           31,738         17,684,413(2)     43,004,755(2)
1.30%                                               84           42,482             803,704             24,352               112
1.45%                                               84            2,125              79,239              8,816               112
----------------------------------------------------------------------------------------------------------------------------------
Total                                      $14,184,001      $57,027,631         $23,358,384        $25,880,614       $74,237,612
----------------------------------------------------------------------------------------------------------------------------------


                                             RVS VP           RVS VP              RVS VP             RVS VP            RVS VP
PRICE LEVEL                                LG CAP VAL      MID CAP GRO         MID CAP VAL          S&P 500          SELECT VAL
                                          ----------------------------------------------------------------------------------------

0.55%                                        $      65       $      242         $   430,862        $       548         $     300
0.75%                                          236,672        1,904,752           6,954,219          8,385,374           455,121
0.85%                                           25,141            1,063           3,108,945             19,473                83
0.95%                                          220,701        1,327,561           3,862,477          6,654,460           168,668
1.00%                                           54,336          292,476           1,990,867          1,651,845            75,381
1.05%                                            4,412            8,440           1,954,078             59,806             1,927
1.10%                                              210              123             845,700                 85                91
1.20%                                           36,153           80,932           1,529,881          1,130,881            23,104
1.25%                                               --               83(1)               --                 --                --
1.25%                                               85        6,179,251(2)           12,257                 84                83
1.30%                                               85            2,622             662,799                 84                83
1.45%                                               85               83              26,656             11,393                82
----------------------------------------------------------------------------------------------------------------------------------
Total                                         $577,945       $9,797,628         $21,378,741        $17,914,033          $724,923
----------------------------------------------------------------------------------------------------------------------------------




 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             RVS VP                                                    ROYCE
                                              SHORT            RVS VP               RVS VP           MICRO-CAP,       THIRD AVE
PRICE LEVEL                                 DURATION         SM CAP ADV           SM CAP VAL         INVEST CL           VAL
                                          ---------------------------------------------------------------------------------------


0.55%                                      $      3,7-        $       91         $   139,985         $       --       $       --
                                                    13
0.75%                                       10,819,661         3,548,791          13,646,662          1,723,942        3,450,997
0.85%                                           75,426            14,406           1,600,092                 --               --
0.95%                                        9,165,542         2,849,678           8,366,258          1,887,360        4,010,366
1.00%                                        1,312,443           625,030           2,060,645                 --               --
1.05%                                           23,316            23,670             779,423                 --               --
1.10%                                            6,691             1,334             400,661                 --               --
1.20%                                        1,020,400           642,270           1,548,611                 --               --
1.25%                                               --                --                  --                 --               --
1.25%                                            2,042                84               6,211                 --               --
1.30%                                            2,042             9,117             322,458                 --               --
1.45%                                           13,089                84              10,973                 --               --
---------------------------------------------------------------------------------------------------------------------------------
Total                                      $22,444,365        $7,714,555         $28,881,979         $3,611,302       $7,461,363
---------------------------------------------------------------------------------------------------------------------------------


                                            VANK LIT          VANK UIF             VANK UIF
                                            COMSTOCK,     GLOBAL REAL EST,       MID CAP GRO,          WANGER          WANGER
PRICE LEVEL                                   CL II            CL II                CL II           INTL SM CAP      U.S. SM CO
                                          ---------------------------------------------------------------------------------------

0.55%                                      $   293,557      $     95,392          $   78,516        $   131,696     $     76,704
0.75%                                       17,153,845         3,407,641           2,362,684         21,493,566       26,800,331
0.85%                                        4,714,281         1,719,316           1,129,118          1,806,602        1,093,676
0.95%                                        8,544,164         1,768,318           1,068,388         14,965,706       20,109,346
1.00%                                        4,629,826         1,034,823             639,950          3,985,670        4,840,767
1.05%                                        2,571,517         1,070,514             600,454          1,053,310          510,669
1.10%                                        1,273,938           471,265             296,684            421,802          147,714
1.20%                                        3,193,557           540,593             348,342          2,987,151        3,758,838
1.25%                                               --                --                  --                 --               --
1.25%                                           16,922            13,295               8,084              6,908            2,840
1.30%                                          938,629           347,965             230,934            333,995          115,207
1.45%                                          104,274            27,760              13,766             12,939           13,218
---------------------------------------------------------------------------------------------------------------------------------
Total                                      $43,434,510       $10,496,882          $6,776,920        $47,199,345      $57,469,310
---------------------------------------------------------------------------------------------------------------------------------


                                                             WF ADV VT            WF ADV VT          WF ADV VT        WF ADV VT
PRICE LEVEL                                                 ASSET ALLOC           INTL CORE             OPP          SM CAP GRO
                                                         ------------------------------------------------------------------------

0.55%                                                         $       --          $       --         $       94       $       78
0.75%                                                          3,167,252           1,462,017          1,744,554        2,081,949
0.85%                                                                 --                  --             42,423           23,438
0.95%                                                          2,551,173             643,028          1,582,261        1,522,029
1.00%                                                            561,847              54,024            133,083          358,156
1.05%                                                                 --                  --             77,160          117,505
1.10%                                                                 --                  --                122            6,566
1.20%                                                            286,740              55,257             84,195          222,791
1.25%                                                                 --                  --                 --               --
1.25%                                                                 --                  --                113            8,496
1.30%                                                                 --                  --                113           19,900
1.45%                                                                 --                  --                113               88
---------------------------------------------------------------------------------------------------------------------------------
Total                                                         $6,567,012          $2,214,326         $3,664,231       $4,360,996
---------------------------------------------------------------------------------------------------------------------------------


(1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.

(2)   Applicable to FPA product only.


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    91

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.


                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


AIM VI CAP APPR, SER I
2006    1,938          $0.69  t-    $1,3-    0.06%   0.75%      to     0.95%         5.51%       to      5.30%
                        o  $0.68       25
2005    2,111          $0.65  t-    $1,3-    0.06%   0.75%      to     0.95%         8.02%       to      7.81%
                        o  $0.65       70
2004    2,381          $0.60  t-    $1,4-       --   0.75%      to     0.95%         5.83%       to      5.62%
                        o  $0.60       32
2003    2,354          $0.57  t-    $1,3-       --   0.75%      to     0.95%        29.55%       to     29.55%
                        o  $0.57       39
2002    2,454          $0.44  t-    $1,0-       --   0.75%      to     0.95%        (25.-        to     (25.-
                        o  $0.44       87                                              42%)                42%)
-------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2006    10,1-          $1.17  t-    $11,-       --   0.55%      to     1.45%         5.48%       to     10.65%(12)
        68              o  $1.13      762
2005    12,3-          $1.11  t-    $13,-       --   0.55%      to     1.20%         7.98%       to      7.29%
        37              o  $1.34      662
2004    3,288          $1.03  t-    $3,3-       --   0.55%      to     1.20%         2.62%(7)    to      5.07%
                        o  $1.25       28
2003    1,350          $0.94  t-    $1,2-       --   0.75%      to     1.20%        28.77%       to     19.00%(5)*
                        o  $1.19       76
2002    797            $0.73  t-     $583       --   0.75%      to     0.95%        (25.-        to     (25.-
                        o  $0.73                                                       51%)                51%)
-------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2006    955            $1.30  t-    $1,2-       --   0.75%      to     0.95%        15.65%       to     15.42%
                        o  $1.29       38
2005    1,145          $1.13  t-    $1,2-       --   0.75%      to     0.95%         8.79%       to      8.57%
                        o  $1.11       84
2004    1,315          $1.03  t-    $1,3-       --   0.75%      to     0.95%        14.64%       to     14.41%
                        o  $1.03       55
2003    1,370          $0.90  t-    $1,2-       --   0.75%      to     0.95%        34.33%       to     34.33%
                        o  $0.90       33
2002    1,526          $0.67  t-    $1,0-       --   0.75%      to     0.95%        (22.-        to     (22.-
                        o  $0.67       23                                              09%)                09%)
-------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2006    2,255          $1.32  t-    $3,3-       --   0.55%      to     1.45%        15.62%       to     12.15%(12)
                        o  $1.15       11
2005    1,938          $1.14  t-    $2,5-       --   0.55%      to     1.20%         8.67%       to      7.97%
                        o  $1.60       18
2004    1,713          $1.05  t-    $2,0-       --   0.55%      to     1.20%         5.05%,(7)   to     13.90%
                        o  $1.49       44
2003    1,091          $1.02  t-    $1,1-       --   0.75%      to     1.20%        34.21%       to     30.00%(5)*
                        o  $1.30       28
2002    679            $0.76  t-     $519       --   0.75%      to     1.00%        (22.-        to     (2.00%)(5)
                        o  $0.98                                                       45%)
-------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2006    15,9-          $1.83  t-    $29,-    0.50%   1.25%      to     1.25%        15.26%       to     15.26%
        11              o  $1.83      289
2005    22,0-          $1.59  t-    $35,-    1.39%   1.25%      to     1.25%         4.01%       to      4.01%
        11              o  $1.59      121
2004    27,5-          $1.53  t-    $42,-    0.97%   1.25%      to     1.25%         7.62%       to      7.62%
        83              o  $1.53      296
2003    29,6-          $1.42  t-    $42,-    1.02%   1.25%      to     1.25%        22.41%       to     22.41%
        71              o  $1.42      231
2002    31,7-          $1.16  t-    $36,-    0.30%   1.25%      to     1.25%        (16.-        to     (16.-
        45              o  $1.16      764                                              55%)                55%)
-------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2006    799            $1.27  t-    $1,0-       --   0.75%      to     1.20%        15.25%       to     14.73%
                        o  $1.82       13
2005    1,004          $1.10  t-    $1,1-       --   0.75%      to     1.20%         9.89%       to      9.40%
                        o  $1.58       07
2004    991            $1.00  t-     $994       --   0.75%      to     1.20%        12.49%       to     11.99%
                        o  $1.45
2003    1,000          $0.89  t-     $889       --   0.75%      to     1.20%        36.92%       to     29.00%(5)*
                        o  $1.29
2002    721            $0.65  t-     $467       --   0.75%      to     0.95%        (32.-        to     (32.-
                        o  $0.65                                                       29%)                29%)
-------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2006    1,169          $1.26  t-    $1,6-    1.59%   0.55%      to     1.20%        15.81%       to     15.06%
                        o  $1.58       38
2005    1,061          $1.09  t-    $1,2-    1.27%   0.55%      to     1.20%         5.33%       to      4.65%
                        o  $1.37       71
2004    1,238          $1.04  t-    $1,4-    0.78%   0.55%      to     1.20%         3.48%(7)    to      7.38%
                        o  $1.31       09
2003    990            $1.05  t-    $1,0-    0.64%   0.75%      to     1.20%        28.05%       to     22.00%(5)*
                        o  $1.22       46
2002    643            $0.82  t-     $525    0.81%   0.75%      to     1.00%        (15.-        to     (4.00%)(5)
                        o  $0.96                                                       46%)
-------------------------------------------------------------------------------------------------------------

 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


AIM VI FIN SERV, SER II
2006    60             $1.15  t-      $69    5.89%   0.85%      to     1.45%        13.63%(12)   to     13.34%(12)
                        o  $1.15
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2006    5,730          $1.03  t-    $5,9-       --   0.55%      to     1.45%         3.11%(11)   to      5.97%(12)
                        o  $1.08       80
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2006    220            $1.39  t-     $283    3.03%   0.55%      to     1.45%        27.18%       to     19.40%(12)
                        o  $1.22
2005    --             $1.09  t-       $1    1.50%   0.55%      to     1.20%         8.29%(9)    to      8.17%(9)
                        o  $1.09
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2006    2,508          $1.15  t-    $2,1-       --   0.55%      to     1.20%         9.88%       to      9.17%
                        o  $1.50       20
2005    2,997          $1.05  t-    $2,3-       --   0.55%      to     1.20%         1.61%       to      0.96%
                        o  $1.38       66
2004    1,505          $1.03  t-    $1,1-       --   0.55%      to     1.20%         3.17%(7)    to      3.38%
                        o  $1.36       11
2003    947            $0.69  t-     $660       --   0.75%      to     1.20%        43.75%       to     32.00%(5)*
                        o  $1.32
2002    456            $0.48  t-     $219       --   0.75%      to     0.95%        (47.-        to     (47.-
                        o  $0.48                                                       25%)                25%)
-------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2006    2,041          $1.14  t-    $2,3-       --   0.55%      to     1.45%         7.79%       to     21.02%(12)
                        o  $1.23       92
2005    270            $1.06  t-     $287       --   0.55%      to     1.20%         5.87%(9)    to      5.76%(9)
                        o  $1.06
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2006    17,4-          $1.25  t-    $22,-    1.16%   0.55%      to     1.45%        16.34%       to     14.81%(12)
        07              o  $1.17      976
2005    18,5-          $1.08  t-    $21,-    1.26%   0.55%      to     1.20%         4.02%       to      3.35%
        45              o  $1.41      157
2004    15,3-          $1.03  t-    $16,-    0.72%   0.55%      to     1.20%         3.49%(7)    to      9.89%
        32              o  $1.36      842
2003    10,0-          $0.98  t-    $9,9-    0.80%   0.75%      to     1.20%        32.43%       to     30.53%
        65              o  $1.24       53
2002    5,864          $0.74  t-    $4,3-    0.55%   0.75%      to     1.20%        (23.-        to     (5.00%)(5)
                        o  $0.95       61                                              71%)
-------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2006    26,2-          $1.64  t-    $60,-    1.25%   0.55%      to     1.45%        34.38%       to     20.40%(12)
        16              o  $1.23      645
2005    16,7-          $1.22  t-    $31,-    0.46%   0.55%      to     1.20%        15.88%       to     15.13%
        17              o  $2.06      785
2004    7,741          $1.06  t-    $12,-    0.40%   0.55%      to     1.20%         5.52%(7)    to     23.40%
                        o  $1.79      765
2003    3,795          $1.31  t-    $5,0-    0.25%   0.75%      to     1.20%        42.39%       to     42.16%
                        o  $1.45       44
2002    1,067          $0.92  t-     $981    0.11%   0.75%      to     1.20%        (6.12%)      to      2.00%(5)
                        o  $1.02
-------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2006    15             $1.14  t-      $18       --   0.85%      to     1.45%        12.47%(12)   to     12.18%(12)
                        o  $1.14
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    93

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


AC VP INTL, CL I
2006    1,995          $1.03  t-    $2,0-    1.66%   0.75%      to     0.95%        24.09%       to     23.85%
                        o  $1.02       45
2005    2,315          $0.83  t-    $1,9-    1.15%   0.75%      to     0.95%        12.41%       to     12.18%
                        o  $0.82       15
2004    2,554          $0.74  t-    $1,8-    0.56%   0.75%      to     0.95%        14.07%       to     13.84%
                        o  $0.73       82
2003    2,798          $0.65  t-    $1,8-    0.67%   0.75%      to     0.95%        22.64%       to     23.08%
                        o  $0.64       10
2002    2,520          $0.53  t-    $1,3-    0.78%   0.75%      to     0.95%        (19.-        to     (21.-
                        o  $0.52       20                                              70%)                21%)
-------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2006    3,778          $1.48  t-    $5,5-    1.42%   0.55%      to     1.20%        24.06%       to     23.26%
                        o  $1.87       76
2005    3,834          $1.19  t-    $4,6-    0.96%   0.55%      to     1.20%        12.49%       to     11.76%
                        o  $1.51       01
2004    3,289          $1.06  t-    $3,5-    0.34%   0.55%      to     1.20%         6.00%(7)    to     13.41%
                        o  $1.35       10
2003    2,201          $0.91  t-    $2,0-    0.46%   0.75%      to     1.20%        24.66%       to     19.00%(5)*
                        o  $1.19       24
2002    1,259          $0.73  t-     $924    0.36%   0.75%      to     1.00%        (21.-        to     (2.00%)(5)
                        o  $0.98                                                       51%)
-------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2006    281            $1.17  t-     $328    2.37%   0.85%      to     1.45%        15.11%(12)   to     14.81%(12)
                        o  $1.16
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2006    12,6-          $1.00  t-    $13,-       --   0.55%      to     1.45%        (3.92%)      to      6.99%(12)
        82              o  $1.09      004
2005    1,754          $1.04  t-    $1,8-       --   0.55%      to     1.20%         3.73%(9)    to      3.62%(9)
                        o  $1.04       16
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2006    16,5-          $1.95  t-    $41,-    1.48%   0.75%      to     1.25%        17.77%       to     17.18%
        09              o  $2.63      529
2005    21,8-          $1.66  t-    $47,-    0.87%   0.75%      to     1.25%         4.25%       to      3.73%
        42              o  $2.24      297
2004    22,3-          $1.59  t-    $46,-    0.97%   0.75%      to     1.25%        13.48%       to     12.92%
        72              o  $2.16      818
2003    20,8-          $1.40  t-    $38,-    1.04%   0.75%      to     1.25%        27.27%       to     27.15%
        64              o  $1.92      589
2002    19,5-          $1.10  t-    $28,-    0.84%   0.75%      to     1.25%        (12.-        to     (13.-
        43              o  $1.51      505                                              70%)                71%)
-------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2006    21,6-          $1.27  t-    $34,-    1.20%   0.55%      to     1.45%        17.82%       to     14.75%(12)
        07              o  $1.16      374
2005    21,1-          $1.08  t-    $28,-    0.61%   0.55%      to     1.20%         4.28%       to      3.61%
        44              o  $1.47      929
2004    14,0-          $1.04  t-    $18,-    0.70%   0.55%      to     1.20%         3.61%(7)    to     12.81%
        74              o  $1.42      477
2003    8,466          $1.15  t-    $9,7-    0.76%   0.75%      to     1.20%        27.78%       to     26.00%(5)*
                        o  $1.26       44
2002    4,948          $0.90  t-    $4,4-    0.57%   0.75%      to     1.00%        (13.-        to     (1.00%)(5)
                        o  $0.99       32                                              46%)
-------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2006    3,695          $1.16  t-    $4,0-    2.60%   0.55%      to     1.20%         8.18%       to      7.48%
                        o  $1.35       52
2005    3,158          $1.07  t-    $3,2-    2.09%   0.55%      to     1.20%         5.07%       to      4.39%
                        o  $1.26       17
2004    2,147          $1.02  t-    $2,1-    2.37%   0.55%      to     1.20%         1.75%(7)    to      6.97%
                        o  $1.20       09
2003    1,031          $0.88  t-     $913    2.54%   0.75%      to     1.20%        17.33%       to     12.00%(5)*
                        o  $1.12
2002    659            $0.75  t-     $491    3.02%   0.75%      to     0.95%        (12.-        to     (13.-
                        o  $0.74                                                       79%)                95%)
-------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2006    5,435          $1.07  t-    $5,8-    3.34%   0.55%      to     1.45%         7.36%(10)   to      7.57%(12)
                        o  $1.08       24
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


COL MARSICO GRO, VS CL A
2006    21,5-          $1.02  t-    $22,-       --   0.55%      to     1.45%         2.95%(11)   to     10.17%(12)
        77              o  $1.12      718
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2006    10,1-          $1.07  t-    $11,-    0.53%   0.55%      to     1.45%         6.74%(11)   to     18.34%(12)
        30              o  $1.20      237
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2006    9,027          $0.97  t-    $8,8-    4.39%   0.55%      to     1.45%        (4.10%)(11)  to     (2.13%)(12)
                        o  $0.99       20
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

CS MID-CAP CORE
2006    557            $0.85  t-     $473       --   0.75%      to     0.95%         1.14%       to      0.93%
                        o  $0.84
2005    676            $0.84  t-     $567       --   0.75%      to     0.95%         6.18%       to      5.97%
                        o  $0.84
2004    714            $0.80  t-     $565       --   0.75%      to     0.95%        12.27%       to     12.05%
                        o  $0.79
2003    768            $0.71  t-     $542       --   0.75%      to     0.95%        42.00%       to     40.00%
                        o  $0.70
2002    814            $0.50  t-     $404       --   0.75%      to     0.95%        (29.-        to     (29.-
                        o  $0.50                                                       58%)                58%)
-------------------------------------------------------------------------------------------------------------

CS SM CAP CORE I
2006    13,9-          $1.26  t-    $17,-       --   1.25%      to     1.25%         3.47%       to      3.47%
        15              o  $1.26      607
2005    20,2-          $1.22  t-    $24,-       --   1.25%      to     1.25%        (3.89%)      to     (3.89%)
        54              o  $1.22      771
2004    25,6-          $1.27  t-    $32,-       --   1.25%      to     1.25%         9.49%       to      9.49%
        58              o  $1.27      649
2003    27,5-          $1.16  t-    $31,-       --   1.25%      to     1.25%        46.84%       to     46.84%
        21              o  $1.16      955
2002    26,5-          $0.79  t-    $21,-       --   1.25%      to     1.25%        (34.-        to     (34.-
        73              o  $0.79      050                                              71%)                71%)
-------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2006    60             $1.16  t-      $70       --   0.85%      to     1.45%        14.81%(12)   to     14.51%(12)
                        o  $1.16
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2006    39             $1.15  t-      $45       --   0.85%      to     1.45%        14.11%(12)   to     13.81%(12)
                        o  $1.15
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2006    20,6-          $1.03  t-    $21,-    6.14%   0.55%      to     1.45%         3.15%(11)   to      2.17%(12)
        95              o  $1.02      264
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    95

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


EG VA FUNDAMENTAL LG CAP, CL 2
2006    2,817          $1.12  t-    $3,3-    1.00%   0.75%      to     1.45%        11.56%       to     11.42%(12)
                        o  $1.13       29
2005    2,970          $1.00  t-    $3,1-    0.76%   0.75%      to     1.20%         7.93%       to      7.45%
                        o  $1.31       41
2004    2,642          $0.93  t-    $2,6-    1.17%   0.75%      to     1.20%         8.12%       to      7.63%
                        o  $1.22       14
2003    1,756          $0.86  t-    $1,5-    6.54%   0.75%      to     1.20%         3.61%(6)    to      4.63%(6)
                        o  $1.13       88
2002    --        --          --       --    0.12%   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2006    3,121          $1.48  t-    $4,5-    3.59%   0.55%      to     1.45%        22.21%       to     14.55%(12)
                        o  $1.16       44
2005    2,435          $1.21  t-    $2,9-    3.75%   0.55%      to     1.20%        15.04%       to     14.30%
                        o  $1.21       45
2004    87             $1.06  t-      $92    9.11%   0.55%      to     1.20%         5.63%(7)    to      5.54%(7)
                        o  $1.05
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2006    39,6-          $1.03  t-    $41,-    1.73%   0.55%      to     1.45%         3.50%(11)   to      9.60%(12)
        56              o  $1.11      947
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2006    6,021          $1.10  t-    $6,5-    0.85%   0.75%      to     0.95%        12.17%       to     11.94%
                        o  $1.08       67
2005    6,876          $0.98  t-    $6,6-    1.42%   0.75%      to     0.95%         6.72%       to      6.51%
                        o  $0.97       93
2004    7,075          $0.92  t-    $6,4-    0.78%   0.75%      to     0.95%         4.97%       to      4.76%
                        o  $0.91       59
2003    6,955          $0.87  t-    $6,0-    1.06%   0.75%      to     0.95%        22.54%       to     22.54%
                        o  $0.87       58
2002    6,275          $0.71  t-    $4,4-    1.26%   0.75%      to     0.95%        (17.-        to     (17.-
                        o  $0.71       62                                              44%)                44%)
-------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2006    25,5-          $1.21  t-    $33,-    0.71%   0.55%      to     1.20%        12.24%       to     11.51%
        35              o  $1.45      068
2005    27,5-          $1.08  t-    $31,-    1.23%   0.55%      to     1.20%         6.81%       to      6.12%
        66              o  $1.30      921
2004    24,0-          $1.01  t-    $25,-    0.62%   0.55%      to     1.20%         0.74%(7)    to      4.27%
        04              o  $1.23      969
2003    14,3-          $1.01  t-    $14,-    0.67%   0.75%      to     1.20%        23.17%       to     21.65%
        54              o  $1.18      771
2002    6,370          $0.82  t-    $5,2-    0.54%   0.75%      to     1.20%        (18.-        to     (3.00%)(5)
                        o  $0.97       49                                              00%)
-------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2006    6,194          $1.91  t-    $11,-    0.26%   0.75%      to     0.95%        11.75%       to     11.53%
                        o  $1.89      782
2005    6,837          $1.71  t-    $11,-    1.59%   0.75%      to     0.95%        17.32%       to     17.09%
                        o  $1.69      648
2004    6,800          $1.46  t-    $9,8-       --   0.75%      to     0.95%        23.84%       to     23.59%
                        o  $1.45       87
2003    6,440          $1.18  t-    $7,5-    0.30%   0.75%      to     0.95%        37.21%       to     37.65%
                        o  $1.17       70
2002    5,777          $0.86  t-    $4,9-    0.85%   0.75%      to     0.95%        (10.-        to     (11.-
                        o  $0.85       47                                              42%)                46%)
-------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2006    37,9-          $1.38  t-    $74,-    0.16%   0.55%      to     1.45%        11.79%       to      9.65%(12)
        97              o  $1.12      334
2005    31,1-          $1.24  t-    $57,-    1.46%   0.55%      to     1.20%        17.37%       to     16.61%
        82              o  $1.96      959
2004    23,7-          $1.06  t-    $37,-       --   0.55%      to     1.20%         5.81%(7)    to     23.17%
        34              o  $1.68      670
2003    13,8-          $1.27  t-    $17,-    0.19%   0.75%      to     1.20%        36.56%       to     36.00%
        14              o  $1.36      664
2002    6,528          $0.93  t-    $6,0-    0.36%   0.75%      to     1.20%        (10.-        to      0.00%(5)
                        o  $1.00       55                                              58%)
-------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2006    2,274          $1.25  t-    $2,8-    0.75%   0.75%      to     0.95%        17.07%       to     16.84%
                        o  $1.24       30
2005    2,233          $1.07  t-    $2,3-    0.58%   0.75%      to     0.95%        18.08%       to     17.85%
                        o  $1.06       77
2004    2,411          $0.91  t-    $2,1-    0.97%   0.75%      to     0.95%        12.63%       to     12.41%
                        o  $0.90       76
2003    1,804          $0.80  t-    $1,4-    0.76%   0.75%      to     0.95%        40.35%       to     42.86%
                        o  $0.80       46
2002    1,805          $0.57  t-    $1,0-    0.70%   0.75%      to     0.95%        (20.-        to     (21.-
                        o  $0.56       20                                              83%)                13%)
-------------------------------------------------------------------------------------------------------------

 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


FID VIP OVERSEAS, SERV CL 2
2006    11,1-          $1.46  t-    $18,-    0.69%   0.55%      to     1.45%        17.12%       to     14.68%(12)
        38              o  $1.16      398
2005    10,9-          $1.24  t-    $15,-    0.48%   0.55%      to     1.20%        18.12%       to     17.37%
        18              o  $1.75      626
2004    9,927          $1.05  t-    $12,-    0.72%   0.55%      to     1.20%         5.07%(7)    to     11.95%
                        o  $1.49      019
2003    3,998          $1.06  t-    $4,2-    0.33%   0.75%      to     1.20%        41.33%       to     41.49%
                        o  $1.33       84
2002    1,612          $0.75  t-    $1,2-    0.35%   0.75%      to     1.20%        (21.-        to     (6.00%)(5)
                        o  $0.94       05                                              05%)
-------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2006    15,8-          $1.42  t-    $40,-    2.07%   0.55%      to     1.45%        19.92%       to     19.87%(12)
        67              o  $1.22      604
2005    17,0-          $1.19  t-    $37,-    1.38%   0.55%      to     1.20%        12.85%       to     12.12%
        91              o  $1.99      630
2004    14,2-          $1.05  t-    $27,-    1.87%   0.55%      to     1.20%         3.95%(7)    to     30.23%
        15              o  $1.77      833
2003    9,414          $1.51  t-    $14,-    2.35%   0.75%      to     1.20%        34.82%       to     33.33%
                        o  $1.36      127
2002    5,284          $1.12  t-    $5,9-    2.66%   0.75%      to     1.20%         0.90%       to      2.00%(5)
                        o  $1.02       32
-------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2006    11,1-          $1.31  t-    $23,-    0.64%   0.55%      to     1.45%        16.34%       to     11.41%(12)
        13              o  $1.14      423
2005    9,779          $1.12  t-    $18,-    0.74%   0.55%      to     1.20%         8.17%       to      7.47%
                        o  $1.71      464
2004    6,961          $1.04  t-    $12,-    0.18%   0.55%      to     1.20%         3.92%(7)    to     22.27%
                        o  $1.59      234
2003    4,112          $1.45  t-    $5,8-    0.21%   0.75%      to     1.20%        31.82%       to     30.00%
                        o  $1.30       92
2002    2,336          $1.10  t-    $2,5-    0.35%   0.75%      to     1.20%        (10.-        to      0.00%(5)
                        o  $1.00       72                                              57%)
-------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2006    17,5-          $1.35  t-    $26,-    1.29%   0.55%      to     1.45%        17.73%       to     12.20%(12)
        85              o  $1.14      781
2005    13,1-          $1.15  t-    $17,-    0.89%   0.55%      to     1.20%         9.95%       to      9.24%
        84              o  $1.49      394
2004    8,738          $1.04  t-    $10,-    0.76%   0.55%      to     1.20%         3.99%(7)    to     11.29%
                        o  $1.36      601
2003    4,974          $1.05  t-    $5,3-    0.96%   0.75%      to     1.20%        23.53%       to     24.24%
                        o  $1.23       42
2002    1,781          $0.85  t-    $1,5-    0.91%   0.75%      to     1.20%        (12.-        to     (1.00%)(5)
                        o  $0.99       09                                              37%)
-------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 1
2006    13,2-          $1.50  t-    $19,-    1.27%   1.25%      to     1.25%        26.84%       to     26.84%
        48              o  $1.50      939
2005    18,3-          $1.18  t-    $21,-    1.41%   1.25%      to     1.25%        26.18%       to     26.18%
        50              o  $1.18      762
2004    19,5-          $0.94  t-    $18,-    1.94%   1.25%      to     1.25%        23.28%       to     23.28%
        16              o  $0.94      344
2003    19,0-          $0.76  t-    $14,-    1.36%   1.25%      to     1.25%        52.00%       to     52.00%
        88              o  $0.76      532
2002    19,1-          $0.50  t-    $9,5-    1.64%   1.25%      to     1.25%        (1.96%)      to     (1.96%)
        45              o  $0.50       98
-------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2006    500            $1.71  t-     $851    1.19%   0.75%      to     0.95%        20.54%       to     20.30%
                        o  $1.69
2005    743            $1.42  t-    $1,0-    1.25%   0.75%      to     0.95%         9.35%       to      9.13%
                        o  $1.41       49
2004    746            $1.30  t-     $964    1.04%   0.75%      to     0.95%        17.65%       to     17.41%
                        o  $1.29
2003    508            $1.10  t-     $558    1.56%   0.75%      to     0.95%        30.95%       to     30.95%
                        o  $1.10
2002    294            $0.84  t-     $247    1.63%   0.75%      to     0.95%        (16.-        to     (16.-
                        o  $0.84                                                       00%)(4)             00%)(4)
-------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2006    21,3-          $1.36  t-    $49,-    0.90%   0.55%      to     1.20%        15.53%       to     14.78%
        91              o  $1.98      689
2005    22,1-          $1.17  t-    $44,-    0.72%   0.55%      to     1.20%        12.21%       to     11.48%
        21              o  $1.72      587
2004    13,6-          $1.05  t-    $24,-    0.73%   0.55%      to     1.20%         4.59%(7)    to     24.39%
        06              o  $1.55      744
2003    8,432          $1.49  t-    $12,-    1.17%   0.75%      to     1.20%        27.35%       to     26.53%
                        o  $1.24      399
2002    4,721          $1.17  t-    $5,5-    1.45%   0.75%      to     1.20%        (5.65%)      to     (2.00%)(5)
                        o  $0.98       00
-------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2006    612            $1.65  t-    $1,0-    0.62%   0.75%      to     0.95%        11.43%       to     11.21%
                        o  $1.63       05
2005    707            $1.48  t-    $1,0-    0.23%   0.75%      to     0.95%         5.28%       to      5.07%
                        o  $1.47       42
2004    956            $1.41  t-    $1,3-    0.20%   0.75%      to     0.95%        15.46%       to     15.23%
                        o  $1.40       41
2003    947            $1.22  t-    $1,1-    0.23%   0.75%      to     0.95%        45.24%       to     44.05%
                        o  $1.21       52
2002    1,078          $0.84  t-     $905    0.26%   0.75%      to     0.95%        (16.-        to     (16.-
                        o  $0.84                                                       00%)                00%)
-------------------------------------------------------------------------------------------------------------

                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    97

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


GS VIT STRUCTD U.S. EQ, INST
2006    19,7-          $1.22  t-    $22,-    1.03%   0.55%      to     1.45%        12.27%       to     10.42%(12)
        73              o  $1.13      050
2005    21,0-          $1.09  t-    $20,-    1.12%   0.55%      to     1.20%         5.93%       to      5.24%
        18              o  $1.44      965
2004    9,790          $1.03  t-    $9,0-    1.38%   0.55%      to     1.20%         3.07%(7)    to     13.57%
                        o  $1.37       03
2003    6,258          $0.79  t-    $5,0-    0.85%   0.75%      to     1.20%        27.42%       to     28.72%
                        o  $1.21       14
2002    4,979          $0.62  t-    $3,0-    0.69%   0.75%      to     1.20%        (21.-        to     (6.00%)(5)
                        o  $0.94       64                                              52%)
-------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2006    2,334          $0.44  t-    $1,0-       --   0.75%      to     1.20%         7.03%       to      6.54%
                        o  $1.56       85
2005    2,443          $0.41  t-    $1,0-       --   0.75%      to     1.20%        10.72%       to     10.22%
                        o  $1.47       61
2004    2,658          $0.37  t-    $1,0-       --   0.75%      to     1.20%        (0.18%)      to     (0.63%)
                        o  $1.33       30
2003    2,880          $0.37  t-    $1,0-       --   0.75%      to     1.20%        42.31%       to     44.09%
                        o  $1.34       94
2002    2,475          $0.26  t-     $637       --   0.75%      to     1.20%        (40.-        to     (7.00%)(5)
                        o  $0.93                                                       91%)
-------------------------------------------------------------------------------------------------------------

JANUS ASPEN INTL GRO, SERV
2006    9,436          $1.46  t-    $14,-    1.91%   0.75%      to     1.20%        45.54%       to     44.89%
                        o  $2.88      156
2005    9,115          $1.00  t-    $9,3-    1.09%   0.75%      to     1.20%        30.96%       to     30.37%
                        o  $1.99       80
2004    9,169          $0.77  t-    $7,2-    0.88%   0.75%      to     1.20%        17.80%       to     17.27%
                        o  $1.52       02
2003    8,377          $0.65  t-    $5,4-    0.97%   0.75%      to     1.20%        32.65%       to     30.00%(5)*
                        o  $1.30       51
2002    8,095          $0.49  t-    $3,9-    0.70%   0.75%      to     1.00%        (25.-        to     (2.00%)(5)
                        o  $0.98       34                                              76%)
-------------------------------------------------------------------------------------------------------------

JANUS ASPEN MID CAP GRO, SERV
2006    2,074          $0.59  t-    $1,2-       --   0.75%      to     0.95%        12.46%       to     12.24%
                        o  $0.58       15
2005    2,428          $0.52  t-    $1,2-       --   0.75%      to     0.95%        11.19%       to     10.97%
                        o  $0.52       67
2004    2,703          $0.47  t-    $1,2-       --   0.75%      to     0.95%        19.58%       to     19.34%
                        o  $0.46       70
2003    3,048          $0.39  t-    $1,1-       --   0.75%      to     0.95%        34.48%       to     34.48%
                        o  $0.39       98
2002    3,602          $0.29  t-    $1,0-       --   0.75%      to     0.95%        (29.-        to     (29.-
                        o  $0.29       59                                              27%)                27%)
-------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2006    7,603          $1.40  t-    $10,-    1.00%   0.55%      to     1.20%        21.86%       to     21.07%
                        o  $1.89      349
2005    8,727          $1.15  t-    $9,7-    1.01%   0.55%      to     1.20%        10.04%       to      9.33%
                        o  $1.56       39
2004    6,718          $1.05  t-    $6,7-    0.55%   0.55%      to     1.20%         4.32%(7)    to     13.61%
                        o  $1.42       16
2003    4,382          $0.84  t-    $3,8-    0.37%   0.75%      to     1.20%        27.27%       to     25.00%(5)*
                        o  $1.25       45
2002    1,495          $0.66  t-     $995    0.09%   0.75%      to     1.00%        (12.-        to     (1.00%)(5)
                        o  $0.99                                                       00%)
-------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL II
2006    95             $1.18  t-     $112       --   0.55%      to     1.45%        11.44%       to     16.75%(12)
                        o  $1.19
2005    --             $1.06  t-       --       --   0.55%      to     1.20%         5.56%(9)    to      5.45%(9)
                        o  $1.05
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2006    13,1-          $1.14  t-    $9,3-       --   0.55%      to     1.45%         6.72%       to     11.09%(12)
        95              o  $1.13       19
2005    14,8-          $1.07  t-    $9,8-    0.14%   0.55%      to     1.20%         3.66%       to      2.99%
        93              o  $1.25       35
2004    12,5-          $1.03  t-    $7,8-       --   0.55%      to     1.20%         3.36%(7)    to      7.69%
        06              o  $1.21       77
2003    10,9-          $0.57  t-    $6,4-       --   0.75%      to     1.20%        21.28%       to     12.00%(5)*
        92              o  $1.12       14
2002    8,361          $0.47  t-    $3,8-       --   0.75%      to     1.00%        (27.-        to     (7.00%)(5)
                        o  $0.93       90                                              69%)
-------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2006    7,302          $1.22  t-    $7,0-       --   0.55%      to     1.20%        12.31%       to     11.59%
                        o  $1.52       48
2005    8,986          $1.09  t-    $7,7-       --   0.55%      to     1.20%         4.46%       to      3.78%
                        o  $1.37       54
2004    10,4-          $1.04  t-    $8,5-       --   0.55%      to     1.20%         4.11%(7)    to      4.94%
        41              o  $1.32       77
2003    10,1-          $0.76  t-    $7,8-       --   0.75%      to     1.20%        33.33%       to     31.58%
        79              o  $1.25       74
2002    8,428          $0.57  t-    $4,8-       --   0.75%      to     1.20%        (32.-        to     (5.00%)(5)
                        o  $0.95       25                                              94%)
-------------------------------------------------------------------------------------------------------------

 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


MFS TOTAL RETURN, SERV CL
2006    3,849          $1.16  t-    $4,4-    2.04%   0.55%      to     1.45%        11.01%       to      9.09%(12)
                        o  $1.10       25
2005    2,848          $1.05  t-    $2,9-    1.14%   0.55%      to     1.20%         2.04%       to      1.38%
                        o  $1.04       67
2004    132            $1.02  t-     $135       --   0.55%      to     1.20%         2.59%(7)    to      2.50%(7)
                        o  $1.02
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2006    7,956          $1.60  t-    $14,-    1.83%   0.55%      to     1.45%        30.24%       to     18.69%(12)
                        o  $1.20      493
2005    5,835          $1.23  t-    $8,4-    0.44%   0.55%      to     1.20%        15.93%       to     15.19%
                        o  $2.02       30
2004    2,993          $1.06  t-    $3,6-    1.22%   0.55%      to     1.20%         6.54%(7)    to     28.30%
                        o  $1.75       91
2003    1,600          $0.92  t-    $1,5-    1.82%   0.75%      to     1.20%        35.29%       to     37.00%(5)*
                        o  $1.37       20
2002    795            $0.68  t-     $542    2.53%   0.75%      to     0.95%        (23.-        to     (23.-
                        o  $0.68                                                       60%)                60%)
-------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2006    9,756          $1.05  t-    $10,-    1.30%   0.55%      to     1.45%         4.11%(11)   to     17.74%(12)
                        o  $1.18      638
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2006    204            $1.17  t-     $239       --   0.85%      to     1.45%        14.92%(12)   to     14.62%(12)
                        o  $1.17
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2006    7,587          $1.42  t-    $10,-    0.67%   0.55%      to     1.45%        16.72%       to     15.96%(12)
                        o  $1.18      525
2005    3,888          $1.22  t-    $4,7-    0.24%   0.55%      to     1.20%        13.44%       to     12.70%
                        o  $1.21       07
2004    77             $1.07  t-      $83       --   0.55%      to     1.20%         6.93%(7)    to      6.84%(7)
                        o  $1.07
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2006    2,782          $1.30  t-    $3,5-    0.02%   0.55%      to     1.45%        14.03%       to     11.94%(12)
                        o  $1.15       65
2005    1,160          $1.14  t-    $1,3-       --   0.55%      to     1.20%         9.12%       to      8.41%
                        o  $1.13       19
2004    37             $1.05  t-      $39       --   0.55%      to     1.20%         4.38%(7)    to      4.29%(7)
                        o  $1.05
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2006    49,8-          $1.11  t-    $54,-    2.95%   0.55%      to     1.45%         6.65%       to      5.92%(12)
        85              o  $1.06      689
2005    18,1-          $1.04  t-    $18,-    0.78%   0.55%      to     1.20%         1.92%       to      1.26%
        52              o  $1.03      845
2004    261            $1.02  t-     $267       --   0.55%      to     1.20%         2.25%(7)    to      2.17%(7)
                        o  $1.02
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2006    54             $1.07  t-      $58       --   0.85%      to     1.45%         6.99%(13)   to      6.81%(13)
                        o  $1.07
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    99

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


PIMCO VIT ALL ASSET, ADVISOR CL
2006    31,2-          $1.04  t-    $32,-    9.00%   0.55%      to     1.45%         4.65%(11)   to      4.22%(12)
        27              o  $1.04      574
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2006    5,347          $1.44  t-    $7,8-    2.33%   0.75%      to     1.20%        21.21%       to     20.67%
                        o  $1.70       96
2005    5,917          $1.19  t-    $7,2-    2.14%   0.75%      to     1.20%         4.73%       to      4.26%
                        o  $1.41       41
2004    5,263          $1.14  t-    $6,1-    2.21%   0.75%      to     1.20%        15.17%       to     14.66%
                        o  $1.35       42
2003    3,348          $0.99  t-    $3,3-    2.18%   0.75%      to     1.20%        22.22%       to     20.41%
                        o  $1.18       65
2002    1,077          $0.81  t-     $880    2.98%   0.75%      to     1.20%        (16.-        to     (2.00%)(5)
                        o  $0.98                                                       49%)
-------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2006    1,223          $1.01  t-    $1,2-       --   0.75%      to     1.20%         0.70%(14)   to      0.68%(14)
                        o  $1.01       31
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

PUT VT HLTH SCIENCES, CL IB
2006    2,895          $1.19  t-    $3,3-    0.36%   0.55%      to     1.20%         2.23%       to      1.57%
                        o  $1.34       45
2005    3,501          $1.17  t-    $3,9-    0.06%   0.55%      to     1.20%        12.58%       to     11.85%
                        o  $1.32       87
2004    2,952          $1.04  t-    $2,9-    0.16%   0.55%      to     1.20%         3.83%(7)    to      5.85%
                        o  $1.18       95
2003    2,386          $0.91  t-    $2,2-    0.44%   0.75%      to     1.20%        16.67%       to     11.00%(5)*
                        o  $1.11       53
2002    1,272          $0.78  t-     $988       --   0.75%      to     1.00%        (20.-        to     (5.00%)(5)
                        o  $0.95                                                       41%)
-------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2006    4,789          $1.50  t-    $7,9-    0.62%   0.55%      to     1.20%        27.03%       to     26.20%
                        o  $2.02       18
2005    5,645          $1.18  t-    $7,3-    1.43%   0.55%      to     1.20%        11.58%       to     10.86%
                        o  $1.60       74
2004    6,069          $1.06  t-    $7,1-    1.49%   0.55%      to     1.20%         5.60%(7)    to     14.81%
                        o  $1.45       16
2003    6,677          $1.00  t-    $6,7-    0.70%   0.75%      to     1.20%        28.21%       to     27.27%
                        o  $1.26       52
2002    4,131          $0.78  t-    $3,2-    0.56%   0.75%      to     1.20%        (18.-        to     (1.00%)(5)
                        o  $0.99       44                                              75%)
-------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2006    2,000          $1.08  t-    $2,1-    1.35%   0.75%      to     0.95%        25.19%       to     24.94%
                        o  $1.06       41
2005    2,384          $0.86  t-    $2,0-    0.67%   0.75%      to     0.95%        17.48%       to     17.25%
                        o  $0.85       42
2004    2,623          $0.73  t-    $1,9-    1.01%   0.75%      to     0.95%        12.50%       to     12.28%
                        o  $0.73       14
2003    3,045          $0.65  t-    $1,9-    0.30%   0.75%      to     0.95%        32.65%       to     32.65%
                        o  $0.65       77
2002    3,387          $0.49  t-    $1,6-    0.67%   0.75%      to     0.95%        (14.-        to     (14.-
                        o  $0.49       64                                              04%)                04%)
-------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2006    12,6-          $1.36  t-    $17,-    0.18%   1.25%      to     1.25%         7.48%       to      7.48%
        53              o  $1.36      241
2005    17,2-          $1.27  t-    $21,-    0.38%   1.25%      to     1.25%         8.96%       to      8.96%
        70              o  $1.27      892
2004    22,1-          $1.16  t-    $25,-       --   1.25%      to     1.25%         9.20%       to      9.20%
        22              o  $1.16      735
2003    26,3-          $1.06  t-    $28,-       --   1.25%      to     1.25%        30.86%       to     30.86%
        16              o  $1.06      036
2002    29,5-          $0.81  t-    $24,-       --   1.25%      to     1.25%        (31.-        to     (31.-
        97              o  $0.81      060                                              36%)                36%)
-------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2006    4,059          $1.24  t-    $2,6-       --   0.55%      to     1.20%         4.88%       to      4.20%
                        o  $1.66       64
2005    4,962          $1.18  t-    $3,1-       --   0.55%      to     1.20%        11.54%       to     10.81%
                        o  $1.60       11
2004    5,546          $1.06  t-    $3,1-       --   0.55%      to     1.20%         5.71%(7)    to     17.19%
                        o  $1.44       14
2003    6,250          $0.48  t-    $2,9-       --   0.75%      to     1.20%        33.33%       to     23.00%(5)*
                        o  $1.23       81
2002    7,059          $0.36  t-    $2,5-       --   0.75%      to     0.95%        (30.-        to     (30.-
                        o  $0.36       33                                              77%)                77%)
-------------------------------------------------------------------------------------------------------------

 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


RVS VP BAL
2006    15,3-          $1.20  t-    $24,-    2.46%   0.55%      to     1.45%        13.76%       to     10.40%(12)
        40              o  $1.12      281
2005    19,0-          $1.06  t-    $27,-    2.58%   0.55%      to     1.25%         3.36%       to      2.63%
        36              o  $1.54      184
2004    21,1-          $1.02  t-    $29,-    2.27%   0.55%      to     1.25%         2.51%(7)    to      8.23%
        70              o  $1.50      783
2003    22,0-          $0.87  t-    $28,-    2.25%   0.75%      to     1.25%        19.18%       to     18.80%
        06              o  $1.39      908
2002    22,1-          $0.73  t-    $24,-    2.58%   0.75%      to     1.25%        (13.-        to     (13.-
        76              o  $1.17      980                                              10%)                97%)
-------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2006    37,7-          $1.06  t-    $41,-    4.44%   0.55%      to     1.45%         3.91%       to      1.37%(12)
        48              o  $1.01      386
2005    24,9-          $1.02  t-    $26,-    2.56%   0.55%      to     1.25%         2.05%       to      1.34%
        98              o  $1.20      813
2004    29,0-          $1.00  t-    $30,-    0.74%   0.55%      to     1.25%         0.11%(7)    to     (0.51%)
        76              o  $1.19      915
2003    30,2-          $1.04  t-    $32,-    0.51%   0.75%      to     1.25%         0.00%       to     (0.83%)
        55              o  $1.19      413
2002    36,5-          $1.04  t-    $39,-    1.16%   0.75%      to     1.25%         0.00%       to      0.00%
        63              o  $1.20      586
-------------------------------------------------------------------------------------------------------------

RVS VP CORE BOND
2006    2,959          $1.05  t-    $3,0-    4.20%   0.55%      to     1.45%         3.25%       to      2.99%(12)
                        o  $1.03       94
2005    1,776          $1.02  t-    $1,8-    3.42%   0.55%      to     1.20%         1.22%       to      0.57%
                        o  $1.01       02
2004    44             $1.01  t-      $49    1.49%   0.55%      to     1.20%         0.53%(7)    to      0.44%(7)
                        o  $1.00
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2006    98,0-          $1.06  t-    $120-    4.39%   0.55%      to     1.45%         3.84%       to      3.48%(12)
        54              o  $1.03     ,156
2005    55,4-          $1.02  t-    $69,-    3.71%   0.55%      to     1.25%         1.56%       to      0.85%
        03              o  $1.37      868
2004    40,8-          $1.01  t-    $51,-    3.83%   0.55%      to     1.25%         0.56%(7)    to      3.19%
        99              o  $1.36      941
2003    39,1-          $1.19  t-    $48,-    3.58%   0.75%      to     1.25%         4.39%       to      3.13%
        40              o  $1.32      791
2002    38,1-          $1.14  t-    $46,-    5.09%   0.75%      to     1.25%         4.59%       to      4.92%
        21              o  $1.28      812
-------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2006    63,4-          $1.41  t-    $108-    1.42%   0.55%      to     1.45%        19.09%       to     11.56%(12)
        29              o  $1.14     ,302
2005    35,0-          $1.18  t-    $54,-    1.61%   0.55%      to     1.20%        12.88%       to     12.15%
        77              o  $1.82      221
2004    21,3-          $1.05  t-    $29,-    1.67%   0.55%      to     1.20%         5.37%(7)    to     16.80%
        30              o  $1.62      283
2003    9,062          $1.14  t-    $10,-    1.57%   0.75%      to     1.20%        40.74%       to     40.40%
                        o  $1.39      393
2002    4,851          $0.81  t-    $3,9-    1.61%   0.75%      to     1.20%        (19.-        to     (1.00%)(5)
                        o  $0.99       40                                              80%)
-------------------------------------------------------------------------------------------------------------

RVS VP EMER MKTS
2006    8,234          $1.92  t-    $18,-    0.34%   0.55%      to     1.45%        33.17%       to     26.55%(12)
                        o  $1.29      238
2005    5,552          $1.44  t-    $10,-    0.21%   0.55%      to     1.20%        33.07%       to     32.21%
                        o  $2.27      638
2004    1,517          $1.08  t-    $2,1-    3.56%   0.55%      to     1.20%         7.80%(7)    to     22.67%
                        o  $1.72       75
2003    485            $1.13  t-     $556    1.90%   0.75%      to     1.20%        39.51%       to     40.00%(5)*
                        o  $1.40
2002    344            $0.81  t-     $279       --   0.75%      to     0.95%        (6.90%)      to     (5.81%)
                        o  $0.81
-------------------------------------------------------------------------------------------------------------

RVS VP FUNDAMENTAL VAL
2006    24,0-          $1.09  t-    $26,-    0.99%   0.55%      to     1.45%         8.85%(11)   to     10.86%(12)
        70              o  $1.11      374
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2006    29,9-          $1.03  t-    $40,-    3.27%   0.55%      to     1.45%         6.15%       to      3.55%(12)
        48              o  $1.03      456
2005    21,4-          $0.97  t-    $29,-    3.90%   0.55%      to     1.25%        (5.52%)      to     (6.17%)
        08              o  $1.40      162
2004    15,1-          $1.03  t-    $22,-    4.10%   0.55%      to     1.25%         3.31%(7)    to      8.66%
        56              o  $1.49      117
2003    11,1-          $1.35  t-    $15,-    7.31%   0.75%      to     1.25%        12.50%       to     11.38%
        14              o  $1.37      034
2002    9,186          $1.20  t-    $11,-    4.77%   0.75%      to     1.25%        14.29%       to     13.89%
                        o  $1.23      203
-------------------------------------------------------------------------------------------------------------

                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    101

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


RVS VP GLOBAL INFLATION PROT SEC
2006    29,5-          $1.05  t-    $30,-    3.34%   0.55%      to     1.45%         0.64%       to      1.06%(12)
        51              o  $1.01      496
2005    12,5-          $1.04  t-    $13,-    7.50%   0.55%      to     1.20%         2.25%       to      1.59%
        79              o  $1.03      026
2004    316            $1.02  t-     $326    3.05%   0.55%      to     1.20%         1.37%(7)    to      1.28%(7)
                        o  $1.02
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

RVS VP GRO
2006    21,4-          $1.24  t-    $14,-    0.98%   0.55%      to     1.45%        10.47%       to     13.26%(12)
        93              o  $1.15      184
2005    23,5-          $1.12  t-    $14,-    0.40%   0.55%      to     1.20%         8.02%       to      7.32%
        87              o  $1.30      157
2004    10,9-          $1.04  t-    $6,0-    0.32%   0.55%      to     1.20%         3.83%(7)    to      7.14%
        14              o  $1.21       41
2003    9,883          $0.47  t-    $4,8-    0.21%   0.75%      to     1.20%        20.51%       to     13.00%(5)*
                        o  $1.13       95
2002    5,896          $0.39  t-    $2,2-    0.07%   0.75%      to     1.00%        (26.-        to     (7.00%)(5)
                        o  $0.94       96                                              42%)
-------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2006    39,7-          $1.15  t-    $57,-    7.39%   0.55%      to     1.45%        10.19%       to      6.50%(12)
        31              o  $1.06      028
2005    46,7-          $1.05  t-    $61,-    6.46%   0.55%      to     1.25%         3.45%       to      2.73%
        34              o  $1.35      437
2004    47,6-          $1.01  t-    $61,-    6.99%   0.55%      to     1.25%         1.07%(7)    to     10.01%
        83              o  $1.32      014
2003    39,6-          $1.12  t-    $46,-    7.64%   0.75%      to     1.25%        24.44%       to     23.71%
        64              o  $1.20      172
2002    28,2-          $0.90  t-    $26,-    7.77%   0.75%      to     1.25%        (7.22%)      to     (7.62%)
        59              o  $0.97      710
-------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2006    21,4-          $1.11  t-    $23,-    6.45%   0.55%      to     1.45%         7.40%       to      5.56%(12)
        76              o  $1.05      358
2005    3,617          $1.03  t-    $3,7-    6.01%   0.55%      to     1.20%         2.77%       to      2.10%
                        o  $1.03       30
2004    8              $1.01  t-      $13    5.84%   0.55%      to     1.20%         0.71%(7)    to      0.61%(7)
                        o  $1.01
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

RVS VP INTL OPP
2006    19,2-          $1.48  t-    $25,-    1.92%   0.55%      to     1.45%        23.49%       to     14.34%(12)
        26              o  $1.16      881
2005    20,7-          $1.20  t-    $23,-    1.44%   0.55%      to     1.25%        13.24%       to     12.45%
        79              o  $1.19      094
2004    17,9-          $1.06  t-    $18,-    1.13%   0.55%      to     1.25%         6.13%(7)    to     15.95%
        34              o  $1.06      092
2003    13,6-          $0.66  t-    $12,-    0.92%   0.75%      to     1.25%        26.92%       to     26.39%
        29              o  $0.91      240
2002    13,5-          $0.52  t-    $9,6-    0.97%   0.75%      to     1.25%        (18.-        to     (19.-
        95              o  $0.72       91                                              75%)                10%)
-------------------------------------------------------------------------------------------------------------

RVS VP LG CAP EQ
2006    61,6-          $1.25  t-    $74,-    1.16%   0.55%      to     1.45%        14.65%       to     13.48%(12)
        32              o  $1.16      238
2005    26,3-          $1.09  t-    $25,-    1.16%   0.55%      to     1.25%         5.59%       to      4.86%
        31              o  $1.33      945
2004    12,8-          $1.03  t-    $13,-    0.92%   0.55%      to     1.25%         3.21%(7)    to      4.57%
        38              o  $1.27      946
2003    9,659          $0.71  t-    $10,-    0.63%   0.75%      to     1.25%        29.09%       to     27.37%
                        o  $1.21      943
2002    8,620          $0.55  t-    $7,9-    0.53%   0.75%      to     1.25%        (22.-        to     (22.-
                        o  $0.95       97                                              54%)                76%)
-------------------------------------------------------------------------------------------------------------

RVS VP LG CAP VAL
2006    460            $1.27  t-     $578    1.38%   0.55%      to     1.45%        18.43%       to     13.59%(12)
                        o  $1.15
2005    170            $1.07  t-     $181    1.73%   0.55%      to     1.20%         3.96%       to      3.29%
                        o  $1.07
2004    2              $1.03  t-       $3    2.18%   0.55%      to     1.20%         3.48%(7)    to      3.41%(7)
                        o  $1.03
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2006    9,350          $1.13  t-    $9,7-    0.24%   0.55%      to     1.45%        (0.61%)      to     10.03%(12)
                        o  $1.13       98
2005    3,082          $1.14  t-    $3,8-       --   0.55%      to     1.20%         9.53%       to      8.81%
                        o  $1.40       65
2004    3,218          $1.04  t-    $3,6-       --   0.55%      to     1.20%         4.13%(7)    to      7.80%
                        o  $1.28       89
2003    1,987          $1.04  t-    $2,0-       --   0.75%      to     1.20%        22.35%       to     21.43%
                        o  $1.19       99
2002    765            $0.85  t-     $667       --   0.75%      to     1.20%        (15.-        to     (2.00%)(5)
                        o  $0.98                                                       00%)
-------------------------------------------------------------------------------------------------------------

 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


RVS VP MID CAP VAL
2006    16,7-          $1.22  t-    $21,-    1.10%   0.55%      to     1.45%        14.69%       to     10.83%(12)
        98              o  $1.12      379
2005    760            $1.06  t-     $903    1.19%   0.55%      to     1.20%         6.40%(8)    to     17.28%(8)
                        o  $1.19
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2006    16,8-          $1.22  t-    $17,-    1.45%   0.55%      to     1.45%        14.62%       to     12.55%(12)
        18              o  $1.14      914
2005    18,7-          $1.06  t-    $17,-    1.39%   0.55%      to     1.20%         3.83%       to      3.16%
        49              o  $1.35      518
2004    18,6-          $1.02  t-    $16,-    1.52%   0.55%      to     1.20%         2.43%(7)    to      8.95%
        49              o  $1.31      616
2003    12,7-          $0.78  t-    $10,-    1.22%   0.75%      to     1.20%        27.87%       to     26.32%
        63              o  $1.20      177
2002    7,714          $0.61  t-    $4,7-    1.00%   0.75%      to     1.20%        (23.-        to     (5.00%)(5)
                        o  $0.95       32                                              75%)
-------------------------------------------------------------------------------------------------------------

RVS VP SELECT VAL
2006    607            $1.20  t-     $725    2.11%   0.55%      to     1.45%        15.19%       to     10.26%(12)
                        o  $1.12
2005    570            $1.04  t-     $592    0.56%   0.55%      to     1.20%        (0.05%)      to     (0.69%)
                        o  $1.03
2004    86             $1.04  t-      $90    0.81%   0.55%      to     1.20%         4.31%(7)    to      4.21%(7)
                        o  $1.04
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2006    19,1-          $1.05  t-    $22,-    3.79%   0.55%      to     1.45%         3.27%       to      2.08%(12)
        92              o  $1.02      444
2005    22,8-          $1.02  t-    $25,-    2.90%   0.55%      to     1.20%         1.02%       to      0.36%
        48              o  $1.00      949
2004    24,2-          $1.01  t-    $27,-    2.44%   0.55%      to     1.20%         0.14%(7)    to     (0.35%)
        81              o  $1.00      456
2003    21,1-          $1.15  t-    $24,-    2.29%   0.75%      to     1.20%         0.88%       to      0.00%
        39              o  $1.00      013
2002    16,8-          $1.14  t-    $19,-    2.88%   0.75%      to     1.20%         4.59%       to      0.00%(5)
        92              o  $1.00      198
-------------------------------------------------------------------------------------------------------------

RVS VP SM CAP ADV
2006    5,144          $1.20  t-    $7,7-    0.04%   0.55%      to     1.45%        11.07%       to     10.76%(12)
                        o  $1.14       15
2005    6,099          $1.08  t-    $8,2-       --   0.55%      to     1.20%         4.26%       to      3.58%
                        o  $1.73       79
2004    5,868          $1.04  t-    $7,6-       --   0.55%      to     1.20%         3.92%(7)    to     17.13%
                        o  $1.67       75
2003    3,490          $1.06  t-    $3,7-       --   0.75%      to     1.20%        47.22%       to     45.92%
                        o  $1.43       99
2002    1,924          $0.72  t-    $1,3-       --   0.75%      to     1.20%        (18.-        to     (2.00%)(5)
                        o  $0.98       90                                              18%)
-------------------------------------------------------------------------------------------------------------

RVS VP SM CAP VAL
2006    16,1-          $1.32  t-    $28,-    0.41%   0.55%      to     1.45%        19.59%       to     13.10%(12)
        74              o  $1.16      882
2005    13,5-          $1.11  t-    $21,-    0.22%   0.55%      to     1.20%         5.19%       to      4.51%
        46              o  $1.68      730
2004    9,605          $1.05  t-    $14,-    0.03%   0.55%      to     1.20%         4.47%(7)    to     18.59%
                        o  $1.61      665
2003    7,673          $1.28  t-    $9,8-    0.04%   0.75%      to     1.20%        37.63%       to     36.00%
                        o  $1.36       28
2002    4,941          $0.93  t-    $4,6-    0.15%   0.75%      to     1.20%        (13.-        to      0.00%(5)
                        o  $1.00       14                                              08%)
-------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2006    1,484          $2.45  t-    $3,6-    0.18%   0.75%      to     0.95%        20.17%       to     19.93%
                        o  $2.42       11
2005    1,683          $2.04  t-    $3,4-    0.53%   0.75%      to     0.95%        10.78%       to     10.56%
                        o  $2.02       11
2004    1,817          $1.84  t-    $3,3-       --   0.75%      to     0.95%        13.00%       to     12.77%
                        o  $1.82       28
2003    1,887          $1.63  t-    $3,0-       --   0.75%      to     0.95%        48.18%       to     47.27%
                        o  $1.62       62
2002    1,729          $1.10  t-    $1,8-       --   0.75%      to     0.95%        (13.-        to     (13.-
                        o  $1.10       97                                              39%)                39%)
-------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2006    3,083          $2.44  t-    $7,4-    1.31%   0.75%      to     0.95%        14.92%       to     14.69%
                        o  $2.41       61
2005    3,375          $2.12  t-    $7,1-    1.33%   0.75%      to     0.95%        13.77%       to     13.55%
                        o  $2.10       15
2004    3,445          $1.86  t-    $6,3-    0.53%   0.75%      to     0.95%        19.00%       to     18.76%
                        o  $1.85       90
2003    3,521          $1.57  t-    $5,4-    0.19%   0.75%      to     0.95%        41.44%       to     41.82%
                        o  $1.56       95
2002    3,458          $1.11  t-    $3,8-    0.20%   0.75%      to     0.95%        (11.-        to     (12.-
                        o  $1.10       19                                              20%)                00%)
-------------------------------------------------------------------------------------------------------------

                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    103

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


VANK LIT COMSTOCK, CL II
2006    36,1-          $1.23  t-    $43,-    1.05%   0.55%      to     1.45%        15.41%       to     11.17%(12)
        38              o  $1.13      435
2005    19,1-          $1.07  t-    $20,-    0.20%   0.55%      to     1.20%         3.54%       to      2.87%
        10              o  $1.06      340
2004    217            $1.03  t-     $224       --   0.55%      to     1.20%         3.48%(7)    to      3.40%(7)
                        o  $1.03
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2006    8,516          $1.23  t-    $10,-    4.31%   0.55%      to     1.45%        23.57%(11)   to     23.49%(12)
                        o  $1.25      497
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2006    6,540          $0.99  t-    $6,7-       --   0.55%      to     1.45%        (0.22%)(11)  to     11.80%(12)
                        o  $1.14       77
2005    --        --          --       --       --   --                   --           --                  --
2004    --        --          --       --       --   --                   --           --                  --
2003    --        --          --       --       --   --                   --           --                  --
2002    --        --          --       --       --   --                   --           --                  --
-------------------------------------------------------------------------------------------------------------

WANGER INTL SM CAP
2006    26,9-          $1.79  t-    $47,-    0.51%   0.55%      to     1.45%        36.41%       to     21.69%(12)
        11              o  $1.23      199
2005    21,9-          $1.31  t-    $29,-    0.85%   0.55%      to     1.20%        20.86%       to     20.08%
        07              o  $2.32      207
2004    13,2-          $1.09  t-    $14,-    0.57%   0.55%      to     1.20%         8.54%(7)    to     28.72%
        97              o  $1.93      456
2003    7,780          $0.80  t-    $6,4-    0.23%   0.75%      to     1.20%        48.15%       to     50.00%(5)*
                        o  $1.50       71
2002    3,994          $0.54  t-    $2,1-       --   0.75%      to     1.00%        (14.-        to      2.00%(5)
                        o  $1.02       51                                              29%)
-------------------------------------------------------------------------------------------------------------

WANGER U.S. SM CO
2006    31,6-          $1.24  t-    $57,-    0.22%   0.55%      to     1.45%         7.28%       to      9.73%(12)
        95              o  $1.12      469
2005    30,1-          $1.15  t-    $52,-       --   0.55%      to     1.20%        10.64%       to      9.93%
        58              o  $1.81      186
2004    21,8-          $1.04  t-    $34,-       --   0.55%      to     1.20%         3.97%(7)    to     16.92%
        36              o  $1.64      225
2003    14,0-          $1.33  t-    $18,-       --   0.75%      to     1.20%        41.49%       to     42.42%
        64              o  $1.41      754
2002    6,602          $0.94  t-    $6,1-       --   0.75%      to     1.20%        (16.-        to     (1.00%)(5)
                        o  $0.99       67                                              81%)
-------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2006    5,081          $1.28  t-    $6,5-    2.33%   0.75%      to     1.20%        11.30%       to     10.81%
                        o  $1.43       67
2005    5,141          $1.15  t-    $5,9-    2.07%   0.75%      to     1.20%         4.20%       to      3.74%
                        o  $1.29       91
2004    5,181          $1.10  t-    $5,7-    2.11%   0.75%      to     1.20%         8.53%       to      8.04%
                        o  $1.25       98
2003    4,797          $1.02  t-    $4,9-    1.65%   0.75%      to     1.20%        21.43%       to     15.00%(5)*
                        o  $1.15       04
2002    4,040          $0.84  t-    $3,3-    2.19%   0.75%      to     1.00%        (13.-        to     (4.00%)(5)
                        o  $0.96       97                                              40%)
-------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2006    1,689          $1.28  t-    $2,2-    1.66%   0.75%      to     1.20%        19.90%       to     19.37%
                        o  $1.76       14
2005    1,853          $1.06  t-    $2,0-    1.88%   0.75%      to     1.20%         8.85%       to      8.37%
                        o  $1.48       30
2004    2,063          $0.98  t-    $2,0-    0.23%   0.75%      to     1.20%         8.81%       to      8.32%
                        o  $1.36       72
2003    1,555          $0.90  t-    $1,4-    0.31%   0.75%      to     1.20%        30.43%       to     26.00%(5)*
                        o  $1.26       14
2002    837            $0.69  t-     $576    0.21%   0.75%      to     1.00%        (23.-        to     (3.00%)(5)
                        o  $0.97                                                       33%)
-------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2006    2,683          $1.24  t-    $3,6-       --   0.55%      to     1.45%        11.61%       to     13.50%(12)
                        o  $1.15       64
2005    2,926          $1.11  t-    $3,6-       --   0.55%      to     1.20%         7.22%       to      6.52%
                        o  $1.58       72
2004    3,066          $1.04  t-    $3,6-       --   0.55%      to     1.20%         3.70%(7)    to     16.67%
                        o  $1.48       00
2003    2,964          $0.97  t-    $2,9-    0.01%   0.75%      to     1.20%        34.72%       to     35.11%
                        o  $1.27       76
2002    1,868          $0.72  t-    $1,3-    0.58%   0.75%      to     1.20%        (27.-        to     (6.00%)(5)
                        o  $0.94       41                                              27%)
-------------------------------------------------------------------------------------------------------------

 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                FOR THE YEAR ENDED DEC. 31
                    AT DEC. 31              -----------------------------------------------------------------
        ---------------------------------   INVES-
                  ACCUMULATION               TMENT
        UNITS      UNIT VALUE        NET    INCOME
        (000-       LOWEST TO      ASSETS    RATI-   EXPENSE RATIO LOWEST TO              TOTAL RETURN
          S)         HIGHEST       (000S)    O(1)           HIGHEST(2)                LOWEST TO HIGHEST(3)
        -----------------------------------------------------------------------------------------------------


WF ADV VT SM CAP GRO
2006    3,509          $1.28  t-    $4,3-       --   0.55%      to     1.45%        22.08%       to     18.25%(12)
                        o  $1.22       61
2005    3,176          $1.05  t-    $3,2-       --   0.55%      to     1.20%         5.21%(9)    to      4.98%
                        o  $1.59       41
2004    3,347          $0.92  t-    $3,2-       --   0.75%      to     1.20%        12.92%       to     12.41%
                        o  $1.51       26
2003    2,499          $0.81  t-    $2,0-       --   0.75%      to     1.20%        39.66%       to     34.00%(5)*
                        o  $1.34       70
2002    1,403          $0.58  t-     $808       --   0.75%      to     0.95%        (38.-        to     (38.-
                        o  $0.58                                                       30%)                30%)
-------------------------------------------------------------------------------------------------------------


    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

    (4) Operations commenced on March 1, 2002.

    (5) Operations commenced on Nov. 7, 2002.

    (6) Operations commenced on Dec. 8, 2003.

    (7) Operations commenced on Nov. 15, 2004.

    (8) Operations commenced on May 2, 2005.

    (9) Operations commenced on Nov. 1, 2005.

   (10) Operations commenced on April 28, 2006.

   (11) Operations commenced on May 1, 2006.

   (12) Operations commenced on July 24, 2006.

   (13) Operations commenced on Sept. 15, 2006.

   (14) Operations commenced on Dec. 15, 2006.

    (*) No activity in 2002.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    105

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC  ACCOUNTING FIRM


THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly-owned subsidiary of RiverSource Life Insurance Company) as of December 31, 2006 and 2005, and the related Statements of Income, Cash Flows and Shareholder's Equity for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                         (LOGO)

Minneapolis, Minnesota
April 24, 2007


 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)



DECEMBER 31,                                                              2006           2005



 ASSETS
Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2006,
          $1,787,111; 2005, $1,881,899)                                $1,766,763     $1,882,456
    Commercial mortgage loans on real estate, at cost (less allowance
          for loan losses: 2006, $2,718; 2005, $3,218)                    255,110        244,760
Policy loans                                                               33,573         31,274
Trading securities and other investments                                       95             48
------------------------------------------------------------------------------------------------
       Total investments                                                2,055,541      2,158,538
Cash and cash equivalents                                                  26,960         52,130
Reinsurance recoverables                                                   47,120         38,675
Amounts due from brokers                                                       95             70
Other accounts receivable                                                   5,265          3,673
Accrued investment income                                                  22,876         23,479
Deferred acquisition costs                                                241,568        230,270
Deferred sales inducement costs                                            15,658         11,554
Other assets                                                                7,365          5,744
Separate account assets                                                 2,619,680      2,028,923
------------------------------------------------------------------------------------------------
       Total assets                                                    $5,042,128     $4,553,056
------------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                 $1,909,109     $2,023,521
Policy claims and other policyholders' funds                                8,226          5,097
Deferred income taxes, net                                                 17,116         18,191
Other liabilities                                                          19,007         18,285
Separate account liabilities                                            2,619,680      2,028,923
------------------------------------------------------------------------------------------------
       Total liabilities                                                4,573,138      4,094,017
------------------------------------------------------------------------------------------------
Shareholder's equity:
    Common stock, $10 par value; 200,000 shares authorized, issued
          and outstanding                                                   2,000          2,000
    Additional paid-in capital                                            106,617        106,600
    Retained earnings                                                     371,644        350,654
    Accumulated other comprehensive loss, net of tax:
       Net unrealized securities losses                                   (11,271)          (215)
------------------------------------------------------------------------------------------------
       Total shareholder's equity                                         468,990        459,039
------------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                      $5,042,128     $4,553,056
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    107

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)



YEARS ENDED DECEMBER 31,                                          2006         2005         2004



 REVENUES
Premiums:
    Traditional life insurance                                  $  4,321     $  4,398     $  4,073
    Disability income and long term care insurance                18,493       17,696       17,643
--------------------------------------------------------------------------------------------------
       Total premiums                                             22,814       22,094       21,716
Net investment income                                            119,142      123,038      119,800
Contractholder and policyholder charges                           36,734       33,425       32,182
Mortality and expense risk and other fees                         31,173       24,415       21,277
Net realized gain on investments                                   3,936        9,192          849
--------------------------------------------------------------------------------------------------
       Total revenues                                            213,799      212,164      195,824
--------------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Death and other benefits:
    Traditional life insurance                                     2,006        2,845        2,693
    Investment contracts and universal life-type insurance        13,203        9,517       11,981
    Disability income and long term care insurance                 5,416        6,010        5,264
Increase (decrease) in liabilities for future policy benefits:
    Traditional life insurance                                      (522)        (404)        (556)
    Disability income and long term care insurance                 5,683        8,064        8,897
Interest credited to account values                               67,142       71,518       68,480
Amortization of deferred acquisition costs                        24,259       19,050       13,705
Separation costs                                                   2,756        3,915           --
Other insurance and operating expenses                            24,909       25,636       19,970
--------------------------------------------------------------------------------------------------
       Total benefits and expenses                               144,852      146,151      130,434
--------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change          68,947       66,013       65,390
Income tax provision                                              22,957       21,803       21,404
--------------------------------------------------------------------------------------------------
Income before accounting change                                   45,990       44,210       43,986
Cumulative effect of accounting change, net of tax                    --           --        2,748
--------------------------------------------------------------------------------------------------
       Net income                                               $ 45,990     $ 44,210     $ 41,238
--------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)



YEARS ENDED DECEMBER 31,                                          2006          2005          2004



 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                     $  45,990     $  44,210     $  41,238
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Cumulative effect of accounting change, net of tax                --            --         2,748
    Amortization of deferred acquisition costs                    24,259        19,050        13,705
    Amortization of deferred sales inducement costs                2,196         1,383         1,269
    Capitalization of deferred acquisition costs                 (32,713)      (33,519)      (27,754)
    Capitalization of deferred sales inducement costs             (6,073)       (3,960)       (2,562)
    Amortization of premium, net                                   4,380         3,867         4,105
    Deferred income taxes                                          4,892        14,182         4,079
    Contractholder and policyholder charges, non-cash            (13,937)      (14,565)      (14,266)
    Net realized investment gain                                  (3,936)       (9,192)         (849)
    Net realized gain on trading securities                          (11)           (2)           (2)
Change in operating assets and liabilities:
    Trading securities, net                                          (36)           58           (87)
    Future policy benefits for traditional life, disability
          income and long term care insurance                     10,813        12,448        13,862
    Policy claims and other policyholders' funds                   3,129          (484)          519
    Policy loans, excluding universal life-type insurance:
       Repayment                                                   2,206         2,266         2,494
       Issuance                                                   (2,421)       (2,792)       (2,554)
    Reinsurance recoverables                                      (8,445)       (5,449)       (6,922)
    Other accounts receivable                                     (1,592)         (741)         (731)
    Accrued investment income                                        603           880        (1,380)
    Other assets and liabilities, net                            (11,390)         (298)          338
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         17,914        27,342        27,250
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                          131,061       247,160       118,570
    Maturities, sinking fund payments and calls                   92,911       227,088       180,899
    Purchases                                                   (129,842)     (459,107)     (410,650)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments
          and calls                                               28,865        20,377        33,387
    Purchases                                                    (39,000)      (27,639)      (50,945)
Change in amounts due to and from brokers, net                       (25)          (53)        2,140
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES               83,970         7,826      (126,599)
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
  type insurance:
    Considerations received                                       87,532       111,090       184,527
    Interest credited to account values                           67,142        71,518        68,480
    Surrenders and other benefits                               (254,644)     (178,462)     (136,935)
Policy loans:
    Repayment                                                      5,035         5,030         4,735
    Issuance                                                      (7,119)       (5,228)       (5,585)
Cash dividends to RiverSource Life Insurance Company             (25,000)      (22,500)      (21,500)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES             (127,054)      (18,552)       93,722
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS             (25,170)       16,616        (5,627)
Cash and cash equivalents at beginning of year                    52,130        35,514        41,141
----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                       $  26,960     $  52,130     $  35,514

----------------------------------------------------------------------------------------------------

Supplemental disclosures:
    Income taxes paid                                          $  11,946     $  14,347     $  16,241
    Interest paid on borrowings                                      247             8            --



See accompanying Notes to Financial Statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    109

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2006
(IN THOUSANDS)


                                                            ADDITIONAL              ACCUMULATED OTHER
                                                   COMMON     PAID-IN    RETAINED     COMPREHENSIVE
                                                    STOCK     CAPITAL    EARNINGS     INCOME/(LOSS)       TOTAL

----------------------------------------------------------------------------------------------------------------


BALANCES AT DECEMBER 31, 2003                      $2,000    $106,600    $309,206        $ 41,695       $459,501

Comprehensive income:
    Net income                                         --          --      41,238              --         41,238
    Change in unrealized holding losses on
          securities, net                              --          --          --          (2,487)        (2,487)
                                                                                                         -------
Total comprehensive income                                                                                38,751
Cash dividends to RiverSource Life Insurance
  Company                                              --          --     (21,500)             --        (21,500)
----------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                      $2,000    $106,600    $328,944        $ 39,208       $476,752
Comprehensive income:
    Net income                                         --          --      44,210              --         44,210
    Change in unrealized holding losses on
          securities, net                              --          --          --         (39,423)       (39,423)
                                                                                                         -------
Total comprehensive income                                                                                 4,787
Cash dividends to RiverSource Life Insurance
  Company                                              --          --     (22,500)             --        (22,500)
----------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                      $2,000    $106,600    $350,654        $   (215)      $459,039
Comprehensive income:
    Net income                                         --          --      45,990              --         45,990
    Change in unrealized holding losses on
          securities, net                              --          --          --         (11,056)       (11,056)
                                                                                                         -------
Total comprehensive income                                                                                34,934
Tax affect of share-based incentive employee
  compensation                                         --          17          --              --             17
Cash dividends to RiverSource Life Insurance
  Company                                              --          --     (25,000)             --        (25,000)
----------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                      $2,000    $106,617    $371,644        $(11,271)      $468,990
----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"), formerly known as IDS Life Insurance Company of New York ("IDS Life of New York"), is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

On December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life of New York. As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

There was no material effect on the financial condition and results of operations for RiverSource Life of NY as a result of the merger.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life of NY has been allocated $6.7 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a portion of the remaining separation costs in 2007. RiverSource Life, RiverSource Life of NY's parent, received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life of NY discontinued underwriting new long term care ("LTC") policies as of December 31,
2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.


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Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 14. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET
INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
RiverSource Life of NY has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.


 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

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RiverSource Life Insurance Co. of New York

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REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life of NY evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's long term care liabilities was $35.3 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2002, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customers' accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    113

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In determining the liabilities for variable annuity death benefits and GMIB,
RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.


 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

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RiverSource Life Insurance Co. of New York

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RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. RiverSource Life of NY's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    115

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For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimates.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory expenses.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life of NY's taxable income will be included with RiverSource Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.


 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

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RiverSource Life Insurance Co. of New York

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3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY is currently evaluating the impact of SFAS 157 on its financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life of NY's financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life of NY adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes" and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life of NY's financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life of NY adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life of NY's financial condition and results of operations was not material.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    117

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In September 2005, the American Institute of Certified Public Accountants
("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life of NY has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life of NY has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life of NY's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life of NY will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life of NY has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $14.3 million and an after-tax decrease to retained earnings of approximately $9.3 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life of NY adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million); and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to RiverSource Life of NY's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $2.9 million (of which $1.8 million was part of the adoption charges described previously). RiverSource Life of NY's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life of NY's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:


                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                               COST         GAINS       LOSSES        VALUE

-------------------------------------------------------------------------------------------------------------


Fixed maturities:
Corporate debt securities                                   $  928,435     $ 8,511     $(19,032)   $  917,914
Mortgage and other asset-backed securities                     590,411       2,875      (10,048)      583,238
Foreign corporate bonds and obligations                        219,178       2,623       (4,782)      217,019
U.S. government and agencies obligations                        35,909          50         (850)       35,109
State and municipal obligations                                  6,996          --         (334)        6,662
Foreign government bonds and obligations                         6,182         651          (12)        6,821
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                       1,787,111      14,710      (35,058)    1,766,763
-------------------------------------------------------------------------------------------------------------
Total                                                       $1,787,111     $14,710     $(35,058)   $1,766,763
-------------------------------------------------------------------------------------------------------------




 118    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005 (IN THOUSANDS)                               COST         GAINS       LOSSES        VALUE

-------------------------------------------------------------------------------------------------------------


Fixed maturities:
Corporate debt securities                                   $  970,590     $16,820     $(13,697)   $  973,713
Mortgage and other asset-backed securities                     639,123       5,140       (8,837)      635,426
Foreign corporate bonds and obligations                        220,615       5,148       (3,535)      222,228
U.S. government and agencies obligations                        38,362          63         (849)       37,576
State and municipal obligations                                  6,996          --         (253)        6,743
Foreign government bonds and obligations                         6,213         566           (9)        6,770
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                       1,881,899      27,737      (27,180)    1,882,456
-------------------------------------------------------------------------------------------------------------
Total                                                       $1,881,899     $27,737     $(27,180)   $1,882,456
-------------------------------------------------------------------------------------------------------------


At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 86% and 87%, respectively, of RiverSource Life of NY's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $64 million and $56 million of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:


RATING                                                                     2006      2005

-----------------------------------------------------------------------------------------


AAA                                                                          36%       37%

AA                                                                            8         6
A                                                                            21        23
BBB                                                                          28        26
Below investment grade                                                        7         8
-----------------------------------------------------------------------------------------
    Total                                                                   100%      100%
-----------------------------------------------------------------------------------------


At December 31, 2006 and 2005, approximately 35% and 37%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:


(IN THOUSANDS)                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES

-------------------------------------------------------------------------------------------------------------------------------


Corporate debt securities                 $134,822        $1,470      $  527,893      $17,562       $  662,715       $19,032
Mortgage and other asset-backed
  securities                                57,846           402         360,880        9,646          418,726        10,048
Foreign corporate bonds and obligations     19,525           221         118,329        4,561          137,854         4,782
U.S. government and agencies
  obligations                                   --            --          34,641          850           34,641           850
State and municipal obligations                 --            --           6,662          334            6,662           334
Foreign government bonds and
  obligations                                   --            --             324           12              324            12
-------------------------------------------------------------------------------------------------------------------------------
    Total                                 $212,193        $2,093      $1,048,729      $32,965       $1,260,922       $35,058
-------------------------------------------------------------------------------------------------------------------------------


The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:


(IN THOUSANDS)                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES

-------------------------------------------------------------------------------------------------------------------------------


Corporate debt securities                 $458,798       $10,183       $ 78,600        $3,514       $  537,398       $13,697
Mortgage and other asset-backed
  securities                               323,001         5,813         82,553         3,024          405,554         8,837
Foreign corporate bonds and obligations     78,203         2,023         33,623         1,512          111,826         3,535
U.S. government and agencies
  obligations                               37,092           849             --            --           37,092           849
State and municipal obligations              5,786           208            957            45            6,743           253
Foreign government bonds and
  obligations                                  332             9             --            --              332             9
-------------------------------------------------------------------------------------------------------------------------------
    Total                                 $903,212       $19,085       $195,733        $8,095       $1,098,945       $27,180
-------------------------------------------------------------------------------------------------------------------------------




                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    119

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:


(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)                       LESS THAN 12 MONTHS                     12 MONTHS OR MORE                            TOTAL
------------------------------------------------------------------------------------------------------------------------------
                                                      GROSS                                  GROSS
RATIO OF FAIR VALUE TO    NUMBER OF                UNREALIZED    NUMBER OF                UNREALIZED    NUMBER OF
AMORTIZED COST           SECURITIES   FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE

------------------------------------------------------------------------------------------------------------------------------


95% - 100%                   93        $212,193      $2,093         289      $  988,749     $27,467        382      $1,200,942
90% - 95%                    --              --          --          28          48,076       3,474         28          48,076
80% - 90%                    --              --          --           6          11,904       2,024          6          11,904
------------------------------------------------------------------------------------------------------------------------------
    Total                    93        $212,193      $2,093         323      $1,048,729     $32,965        416      $1,260,922
------------------------------------------------------------------------------------------------------------------------------

(IN THOUSANDS,
EXCEPT NUMBER OF
SECURITIES)
-----------------------------------
                            GROSS
RATIO OF FAIR VALUE TO   UNREALIZED
AMORTIZED COST             LOSSES

-----------------------------------


95% - 100%                 $29,560
90% - 95%                    3,474
80% - 90%                    2,024
-----------------------------------
    Total                  $35,058
-----------------------------------


A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto, home building and gaming industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.0 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life of NY's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life of NY's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive loss:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Holding (losses) gains, net of tax of $6,014, $20,573 and
  $366, respectively                                              $(11,168)       $(38,208)     $   679
Reclassification of realized gains, net of tax of $1,303,
  $3,218 and $737, respectively                                     (2,419)         (5,977)      (1,369)
DAC, net of tax of $996, $2,419 and $536, respectively               1,848           4,492         (994)
DSIC, net of tax of $79, $208 and $207, respectively                   148             387         (384)
Fixed annuity liabilities, net of tax of $292, $64 and $226,
  respectively                                                         535            (117)        (419)
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                  $(11,056)       $(39,423)     $(2,487)
-------------------------------------------------------------------------------------------------------




 120    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2006 were as follows:


                                                                        AMORTIZED         FAIR
(IN THOUSANDS)                                                             COST           VALUE

-------------------------------------------------------------------------------------------------


Due within one year                                                     $   30,105     $   30,389
Due after one year through five years                                      505,831        505,189
Due after five years through 10 years                                      598,874        584,824
Due after 10 years                                                          61,890         63,123
-------------------------------------------------------------------------------------------------
                                                                         1,196,700      1,183,525
Mortgage and other asset-backed securities                                 590,411        583,238
-------------------------------------------------------------------------------------------------
Total                                                                   $1,787,111     $1,766,763
-------------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:


(IN THOUSANDS)                                                   2006             2005          2004

------------------------------------------------------------------------------------------------------


Sales                                                         $ 131,061        $ 247,160      $118,570
Maturities, sinking fund payments and calls                   $  92,911        $ 227,088      $180,899
Purchases                                                     $(129,842)       $(459,107)     $(410,6-
                                                                                                    50)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:


(IN THOUSANDS)                                                   2006             2005          2004

------------------------------------------------------------------------------------------------------


Gross realized gains from sales                                 $4,208          $11,424        $2,698
Gross realized losses from sales                                $ (487)         $(1,503)       $ (592)
Other-than-temporary impairments                                $   --          $  (724)       $   --


The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2006 and 2005, bonds carried at $1.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE, NET
The following is a summary of commercial mortgage loans on real estate at December 31:


(IN THOUSANDS)                                                           2006             2005

--------------------------------------------------------------------------------------------------


Commercial mortgage loans on real estate                               $257,828         $247,978
Less: allowance for loan losses                                          (2,718)          (3,218)
--------------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                          $255,110         $244,760
--------------------------------------------------------------------------------------------------


Commercial mortgage loans are first mortgages on commercial real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

At December 31, 2006 and 2005, RiverSource Life of NY's recorded investment in impaired commercial mortgage loans on real estate was nil and $2.2 million, respectively, with related allowances for commercial mortgage loan losses of nil and $500 thousand, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $495 thousand and $165 thousand, respectively. RiverSource Life of NY recognized nil of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    121

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:


(IN THOUSANDS)                                                    2006            2005            2004

----------------------------------------------------------------------------------------------------------


BALANCE AT JANUARY 1                                             $3,218          $3,218          $2,418
Provision for commercial mortgage loan losses                        --              --             800
Foreclosures, write-offs and loan sales                            (500)             --              --
----------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                           $2,718          $3,218          $3,218
----------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:


(IN THOUSANDS)                                                   2006                       2005
----------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE     FUNDING     ON-BALANCE     FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                  SHEET     COMMITMENTS      SHEET     COMMITMENTS

----------------------------------------------------------------------------------------------------------


Atlantic                                                $ 75,572       $1,150      $ 69,052       $   --
North Central                                             60,911           --        69,583           --
Pacific                                                   37,221           --        36,494           --
Mountain                                                  43,115        1,500        44,657        1,700
South Central                                             20,595           --        16,292        4,600
New England                                               20,414           --        11,900           --
----------------------------------------------------------------------------------------------------------
                                                         257,828        2,650       247,978        6,300
Less: allowance for loan losses                           (2,718)          --        (3,218)          --
----------------------------------------------------------------------------------------------------------
     Total                                              $255,110       $2,650      $244,760       $6,300
----------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:


(IN THOUSANDS)                                                   2006                       2005
----------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE     FUNDING     ON-BALANCE     FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                SHEET     COMMITMENTS      SHEET     COMMITMENTS

----------------------------------------------------------------------------------------------------------


Office buildings                                        $ 65,370       $1,150      $ 62,596       $2,800
Shopping centers and retail                               68,099        1,500        70,945           --
Apartments                                                36,458           --        35,534        1,800
Industrial buildings                                      61,594           --        55,039           --
Hotels and motels                                          5,149           --         5,338           --
Medical buildings                                         14,416           --        10,012        1,700
Mixed use                                                  2,330           --         3,986           --
Other                                                      4,412           --         4,528           --
----------------------------------------------------------------------------------------------------------
                                                         257,828        2,650       247,978        6,300
Less: allowance for loan losses                           (2,718)          --        (3,218)          --
----------------------------------------------------------------------------------------------------------
     Total                                              $255,110       $2,650      $244,760       $6,300
----------------------------------------------------------------------------------------------------------


SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Income on fixed maturities                                        $100,519        $103,731     $101,841
Income on mortgage loans on real estate                             15,396          15,292       15,150
Trading securities and other investments                             4,632           5,424        4,576
-------------------------------------------------------------------------------------------------------
                                                                   120,547         124,447      121,567
Less: investment expenses                                            1,405           1,409        1,767
-------------------------------------------------------------------------------------------------------
     Total                                                        $119,142        $123,038     $119,800
-------------------------------------------------------------------------------------------------------


Net realized gain on investments for the years ended December 31 is summarized as follows:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Fixed maturities                                                   $3,721          $9,196       $ 2,106
Commercial mortgage loans on real estate                              215              (2)       (1,256)
Trading securities and other investments                               --              (2)           (1)
-------------------------------------------------------------------------------------------------------
     Total                                                         $3,936          $9,192       $   849
-------------------------------------------------------------------------------------------------------




 122    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
The balances of and changes in DAC were as follows:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Balance, beginning of year                                        $230,270        $208,890     $196,385
Impact of SOP 03-1                                                      --              --          (14)
Capitalization of acquisition costs                                 32,713          33,519       27,754
Amortization, excluding impact of changes in assumptions           (25,259)        (22,650)     (15,905)
Amortization, impact of annual third quarter changes in DAC-
  related assumptions                                                1,000           3,600        2,200
Impact of changes in net unrealized securities losses (gains)        2,844           6,911       (1,530)
-------------------------------------------------------------------------------------------------------
Balance, end of year                                              $241,568        $230,270     $208,890
-------------------------------------------------------------------------------------------------------


The balances of and changes in DSIC were as follows:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Balance, beginning of year                                        $11,554         $ 8,382       $ 7,681
Capitalization of sales inducements                                 6,073           3,960         2,562
Amortization                                                       (2,196)         (1,383)       (1,269)
Impact of changes in net unrealized securities losses (gains)         227             595          (592)
-------------------------------------------------------------------------------------------------------
Balance, end of year                                              $15,658         $11,554       $ 8,382
-------------------------------------------------------------------------------------------------------


6. VARIABLE ANNUITY GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life of NY may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life of NY has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    123

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:


-----------------------------------------------------------------------------------------------------------
 VARIABLE ANNUITY GUARANTEES BY
BENEFIT TYPE(1)
 (IN THOUSANDS, EXCEPT AGE)                                                         2006            2005

-----------------------------------------------------------------------------------------------------------


 CONTRACTS WITH GMDB PROVIDING FOR
  RETURN OF PREMIUM:
                                        Total contract value                     $  759,673      $  332,736
                                        Contract value in separate accounts      $  712,245      $  285,387
                                        Net amount at risk(2)                    $      245      $      591
                                        Weighted average attained age                    60              59
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  SIX-YEAR RESET:
                                        Total contract value                     $1,488,039      $1,545,792
                                        Contract value in separate accounts      $1,246,844      $1,263,467
                                        Net amount at risk(2)                    $   15,483      $   47,919
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  ONE-YEAR RATCHET:
                                        Total contract value                     $  278,970      $  191,654
                                        Contract value in separate accounts      $  252,522      $  164,084
                                        Net amount at risk(2)                    $      371      $      874
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  FIVE-YEAR RATCHET:
                                        Total contract value                     $   74,233      $   32,924
                                        Contract value in separate accounts      $   71,223      $   30,971
                                        Net amount at risk(2)                    $        5      $       12
                                        Weighted average attained age                    57              56
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH OTHER GMDB:
                                        Total contract value                     $    2,710      $    3,682
                                        Contract value in separate accounts      $    2,034      $    2,886
                                        Net amount at risk(2)                    $      248      $      280
                                        Weighted average attained age                    73              73
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GGU DEATH BENEFIT:
                                        Total contract value                     $       97      $       67
                                        Contract value in separate accounts      $       97      $       67
                                        Net amount at risk(2)                    $       --      $       --
                                        Weighted average attained age                    48              47
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMIB:
                                        Total contract value                     $   33,281      $   29,212
                                        Contract value in separate accounts      $   30,164      $   25,584
                                        Net amount at risk(2)                    $        7      $        8
                                        Weighted average attained age                    61              58
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB:
                                        Total contract value                     $  258,112      $  117,290
                                        Contract value in separate accounts      $  256,298      $  113,900
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    61              60
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB FOR LIFE:
                                        Total contract value                     $  111,338      $       --
                                        Contract value in separate accounts      $  109,281      $       --
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    62              --
-----------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMAB:
                                        Total contract value                     $   66,629      $    3,485
                                        Contract value in separate accounts      $   65,067      $    3,485
                                        Benefit amount in excess of account      $       --      $       --
                                        value
                                        Weighted average attained age                    54              57



   (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.

   (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.


 124    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:


 (IN THOUSANDS)                                              GMDB & GGU     GMIB     GMWB     GMAB

---------------------------------------------------------------------------------------------------


 Liability balance at January 1                                $  771        $--    $  203    $  9
 Reported claims                                                  508         --        --      --
 Liability (asset) balance at December 31                       1,283         29     (1,5-     236
                                                                                        39)
 Incurred claims (adjustments) (sum of reported and change
  in liability (assets))                                        1,020         29     (1,7-     227
                                                                                        42)


 For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:


 (IN THOUSANDS)                                               GMDB & GGU     GMIB     GMWB    GMAB

---------------------------------------------------------------------------------------------------


 Liability balance at January 1                                 $1,663        $--     $ --     $--
 Reported claims                                                   752         --       --      --
 Liability balance at December 31                                  771         --      203       9
 Incurred claims (adjustments) (sum of reported and change
  in liability (assets))                                          (140)        --      203       9


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:


(IN THOUSANDS)                                                             2006          2005

------------------------------------------------------------------------------------------------


Fixed annuities                                                         $1,242,031    $1,327,092
Variable annuities, with fixed sub-accounts                                318,757       362,926
GMWB variable annuity guarantees                                            (1,539)          203
Other variable annuity guarantees                                            1,549           780
------------------------------------------------------------------------------------------------
     Total annuities                                                     1,560,798     1,691,001
VUL/UL insurance contract fixed sub-account                                146,923       141,856
Other life, disability income and long term care insurance                 201,388       190,664
------------------------------------------------------------------------------------------------
     Total future policy benefits                                        1,909,109     2,023,521
Policy claims and other policyholders' funds                                 8,226         5,097
------------------------------------------------------------------------------------------------
     Total future policy benefits and policy claims and other
       policyholders' funds                                             $1,917,335    $2,028,618
------------------------------------------------------------------------------------------------


Separate account liabilities as of December 31, consisted of the following:


(IN THOUSANDS)                                                             2006          2005

------------------------------------------------------------------------------------------------


Variable annuity contract reserves                                      $2,298,810    $1,760,609
VUL insurance contract reserves                                            320,870       268,314
------------------------------------------------------------------------------------------------
     Total separate account liabilities                                 $2,619,680    $2,028,923
------------------------------------------------------------------------------------------------


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life of NY believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under any of the guaranteed provisions in variable annuity products. The total value of variable annuity contracts with GMWB riders increased from $117.3 million at December 31, 2005 to $369.5 million at December 31, 2006.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    125

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES
RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Current income tax:
     Federal                                                      $15,395         $ 5,417       $15,665
     State                                                          2,685           2,204         1,660
-------------------------------------------------------------------------------------------------------
Total current income tax                                           18,080           7,621        17,325
Deferred federal income tax                                         4,877          14,182         4,079
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $22,957         $21,803       $21,404
-------------------------------------------------------------------------------------------------------


The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:


                                                                    2006            2005         2004

-------------------------------------------------------------------------------------------------------


Tax at U.S. statutory rate                                          35.0%           35.0%        35.0%
Changes in taxes resulting from:
     Tax-exempt interest and dividend income                        (3.8)           (2.9)        (1.9)
     State taxes, net of federal benefit                             2.5             2.2          1.6
     Other, net                                                     (0.4)           (1.2)        (2.0)
-------------------------------------------------------------------------------------------------------
Income tax provision                                                33.3%           33.1%        32.7%
-------------------------------------------------------------------------------------------------------


Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:


(IN THOUSANDS)                                                               2006         2005

------------------------------------------------------------------------------------------------


Deferred income tax assets:
     Liabilities for future policy benefits                                $49,299       $46,200
     Investment related                                                      2,193         4,270
     Net unrealized losses on Available-for Sale securities                  6,147           114
     Other                                                                   2,891         3,597
------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                            60,530        54,181

Deferred income tax liabilities:
     Deferred acquisition costs                                             68,408        65,639
     Deferred sales inducement costs                                         5,480         4,044
     Other                                                                   3,758         2,689
------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                       77,646        72,372
------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                        $17,116       $18,191
------------------------------------------------------------------------------------------------


A portion of RiverSource Life of NY's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life of NY no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life of NY has made distributions of $1.1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life of NY is liquidated. Deferred income taxes had not been previously established.


 126    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life of NY has $5.8 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life of NY has $18.6 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life of NY will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. For the period October 1, 2005 through December 31, 2005 and the year ending December 31, 2006, RiverSource Life of NY's income tax return is included in RiverSource Life Insurance Company's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:


(IN THOUSANDS)                                                        2006        2005        2004

----------------------------------------------------------------------------------------------------


Net unrealized securities gains                                      $5,950     $21,228      $1,340
----------------------------------------------------------------------------------------------------
Net income tax benefit                                               $5,950     $21,228      $1,340
----------------------------------------------------------------------------------------------------


9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY Insurance Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. For 2007, dividends in excess of $33.0 million would require pre-notification.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Statutory net gain from operations                                $ 61,735        $ 36,728     $ 42,420
Statutory net income                                                63,001          36,877       42,486
Statutory surplus                                                  329,528         287,672      274,572
Statutory capital and surplus                                      331,528         289,672      276,572


10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life of NY received $3.6 million from RiverSource Investments, LLC for administrative services RiverSource Life of NY provided. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life of NY received $2.9 million from Ameriprise Financial for administrative services.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    127

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $98 thousand, $75 thousand, and $51 thousand for each of the years ended December 31, 2006, 2005 and 2004, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $78 thousand in 2006, $55 thousand in 2005 and $40 thousand in 2004.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $143 thousand, $128 thousand and $133 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2006, 2005 and 2004, which are calculated on the basis of commission earnings of the individual financial advisors, were $16 thousand, $49 thousand, and $148 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $26.1 million, $29.0 million and $20.4 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

RiverSource Life of NY paid ordinary dividends to Ameriprise Financial during the second quarter of 2006 of $25 million. The ordinary cash dividends did not require prior notification and response from the New York Department of Insurance.

Included in other liabilities at December 31, 2006 and 2005 are $1.3 million and $4.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE
At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $9.6 billion, $9.0 billion and $8.4 billion, respectively, of which $4.5 billion, $3.7 billion and $2.8 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:


(IN THOUSANDS)                                                           2006      2005      2004

--------------------------------------------------------------------------------------------------


Direct premiums                                                        $31,783   $31,344   $30,140
Reinsurance ceded                                                       (8,969)   (9,250)   (8,424)
--------------------------------------------------------------------------------------------------
Net premiums                                                           $22,814   $22,094   $21,716
--------------------------------------------------------------------------------------------------


Reinsurance recovered from reinsurers amounted to $3.1 million, $3.1 million and $2.4 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.


 128    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

12. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:


                                                                       2006                      2005
--------------------------------------------------------------------------------------------------------------
                                                              CARRYING       FAIR       CARRYING       FAIR
(IN THOUSANDS)                                                  VALUE        VALUE        VALUE        VALUE

--------------------------------------------------------------------------------------------------------------


FINANCIAL ASSETS
Assets for which carrying values approximate fair values     $4,447,208   $4,447,208   $3,994,968   $3,994,968
Commercial mortgage loans on real estate, net                   255,110      260,005      244,760      254,326
FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values approximate
  fair values                                                $     (945)  $     (945)  $      554   $      554
Fixed annuity reserves                                        1,464,602    1,430,427    1,590,749    1,549,671
Separate account liabilities                                  2,298,810    2,202,737    1,760,610    1,692,109


As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $96.2 million and $99.3 million as of December 31, 2006 and 2005, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $28.0 million and $33.8 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $320.9 million and $268.3 million as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $116.7 million and $101.3 million as of December 31, 2006 and 2005, respectively.

13. COMMITMENTS AND CONTINGENCIES
At December 31, 2006 and 2005, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see Note
4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    129

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

14. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:


(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Net income, per accompanying financial statements                 $45,990         $ 44,210     $ 41,238
Deferred acquisition costs                                         (8,454)         (14,469)     (14,049)
Deferred sales inducement costs                                    (3,877)          (2,577)      (1,293)
Adjustments of future policy benefit liabilities                   11,274          (10,343)      (4,169)
Deferred income tax expense                                         4,877           14,182       10,987
Cumulative effect of accounting change, net of tax                     --               --        2,748
Provision for losses on investments                                    --             (500)         800
Interest maintenance reserves gain/loss transfer and
  amortization                                                       (557)          (5,262)        (988)
Adjustment to separate account reserves                            17,774           14,075        4,185
Other, net                                                         (4,026)          (2,439)       3,027
-------------------------------------------------------------------------------------------------------
Statutory-basis net income                                        $63,001         $ 36,877     $ 42,486
-------------------------------------------------------------------------------------------------------




(IN THOUSANDS)                                                      2006            2005         2004

-------------------------------------------------------------------------------------------------------


Shareholder's equity, per accompanying financial statements      $ 468,990       $ 459,039     $476,752
Deferred acquisition costs                                        (241,568)       (230,270)     (208,8-
                                                                                                     90)
Deferred sales inducements costs                                   (15,658)        (11,554)      (8,382)
Adjustments of future policy benefit liabilities                    44,707          27,866       31,815
Deferred income tax liabilities                                     22,944          49,337       62,712
Asset valuation reserve                                            (16,631)        (18,077)     (15,021)
Net unrealized loss (gain) on investments                           20,348           2,663      (15,050)
Adjustments of separate account liabilities                         94,387          71,343       60,737
Adjustments of investments to amortized cost                            --          (2,300)     (52,563)
Premiums due, deferred and in advance                                4,623             925        1,063
Deferred revenue liability                                           5,426           4,242        4,457
Reserves for commercial mortgage loan losses                         2,718           1,797        2,298
Non-admitted assets                                                   (164)        (27,576)     (28,716)
Interest maintenance reserve                                        (9,867)         (8,953)      (5,459)
Reinsurance ceded reserves                                         (44,276)        (35,042)     (31,245)
Other, net                                                          (4,451)          6,232        2,064
-------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                              $ 331,528       $ 289,672     $276,572
-------------------------------------------------------------------------------------------------------




 130    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                               S-6343-3 A (9/07)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource of New York Variable Annuity Account

     Report of Independent Registered Public Accounting Firm dated April 24,
     2007.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2006.

     Statements of Operations for the year ended Dec. 31, 2006.

     Statements of Changes in Net Assets for the years ended Dec. 31, 2006 and 2005.

     Notes to Financial Statements.

     The audited financial statements of RiverSource Life Insurance Co. of New York

     Report of Independent Registered Public Accounting Firm dated Feb. 26,
     2007.

     Balance Sheets as of Dec. 31, 2006 and 2005.

     Statements of Income for the years ended Dec. 31, 2006, 2005 and 2004.

     Statements of Cash Flows for the years ended Dec. 31, 2006, 2005 and 2004.

     Statements of Stockholder's Equity for the three years ended Dec. 31, 2006, 2005 and 2004.

     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to

          Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
          Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as
          Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2         Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity , on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as
          Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as
          Exhibit 4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit
          4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit
          4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17 Form of SecureSource Joint Life rider is filed electronically herewith.

4.18 Form of SecureSource Single Life rider is filed electronically herewith.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as
          Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Apsen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 is filed electronically herewith.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as
          Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.20 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
          Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as
          Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.24 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as Exhibit 8.14 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit
          8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26 Copy of Amended and Restated Fund Participation Agreement dated Oct. 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28 Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as
          Exhibit 8.28 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Power of Attorney to sign this Registration Statement dated Jan. 2, 2007 filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

14.       Not applicable.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
Co. of New York
--------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Senior Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Nancy E. Bennett                                                                Derivatives Investment Officer and
                                                                                Vice President-Risk Management

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Anti-Money Laundering
                                                                                Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                 Senior Vice President - Corporate Tax

Pat H. Carey                                                                    Vice President - Fund Relations

Charles R. Caswell                                                              Reinsurance Officer

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                     172 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Jim Hamalainen                                                                  Vice President - Investments

Gregory C. Johnson                                                              Director

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Timothy J. Masek                                                                Vice President-Investments

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Thomas R. Moore                                                                 Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Kevin E. Palmer                                                                 Vice President and Chief Actuary

Julie A. Ruether                                                                Chief Compliance Officer, Assistant Secretary

Heather M. Somers                                                               General Counsel and Assistant Secretary

David K. Stewart                                                                Vice President and Controller

Suzanne Taylor                                                                  Chief Liaison Officer-ACLI

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England


Item 27. Number of Contractowners

          As of July 31, 2007, there were 13,532 non-qualified contract owners and 18,532 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.



(c) Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

          NAME OF PRINCIPAL      NET UNDERWRITING           COMPENSATION    BROKERAGE
          UNDERWRITER            DISCOUNT AND COMMISSIONS   ON REDEMPTION   COMMISSIONS   COMPENSATION
          -----------------      ------------------------   -------------   -----------   ------------
          Ameriprise Financial       $14,651,291                 None           None           None
          Services, Inc.

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Co. of New York
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 30th day of August, 2007.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By RiverSource Life Insurance Co. of New York
   (Sponsor)


By /s/ Timothy V. Bechtold*
   ---------------------------------------------
   Timothy V. Bechtold
   President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of August, 2007.

SIGNATURE                       TITLE
---------                       -----


/s/ Gumer C. Alvero*            Director and Senior Vice President -
-----------------------------   Annuities
    Gumer C. Alvero


/s/ Timothy V. Bechtold*        Director, President and Chief
-----------------------------   Executive Officer
    Timothy V. Bechtold         (Chief Executive Officer)


/s/ Maureen A. Buckley*         Director, Vice President, Chief Operating
-----------------------------   Officer, Consumer Affairs Officer, Claims
    Maureen A. Buckley          Officer and Anti-Money Laundering Officer


/s/ Rodney P. Burwell*          Director
-----------------------------
    Rodney P. Burwell


/s/ Robert R. Grew*             Director
-----------------------------
    Robert R. Grew


/s/ Martin T. Griffin*          Director
-----------------------------
    Martin T. Griffin


/s/ Ronald L. Guzior*           Director
-----------------------------
    Ronald L. Guzior


/s/ Gregory C. Johnson*         Director
-----------------------------
    Gregory C. Johnson


/s/ Jean B. Keffeler*           Director
-----------------------------
    Jean B. Keffeler


/s/ Thomas R. McBurney*         Director
-----------------------------
    Thomas R. McBurney


/s/ Jeryl A. Millner*           Director
-----------------------------
    Jeryl A. Millner


SIGNATURE                       TITLE
---------                       -----


/s/ Thomas V. Nicolosi*         Director
-----------------------------
    Thomas V. Nicolosi


/s/ David K. Stewart*           Vice President and Controller
-----------------------------   (Principal Financial Officer)
    David K. Stewart            (Principal Accounting Officer)


/s/ Michael R. Woodward*        Director
-----------------------------
    Michael R. Woodward

* Signed pursuant to Power of Attorney dated Jan. 2, 2007, filed electronically as Exhibit 13 with Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is
     incorporated herein by reference, by:


/s/ Rodney J. Vessels
-----------------------------
    Rodney J. Vessels
    Assistant General Counsel

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

          The prospectus for:
          RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

          Statement of Additional Information.
          Financial Statements.

Part C.

          Other Information.

          The signatures.

                                  EXHIBIT INDEX

4.17   Form of SecureSource Joint Life rider.

4.18   Form of SecureSource Single Life rider.

9. Opinion of counsel and consent to its use as the legality of the securities being registered.

10.    Consent of Independent Registered Public Accounting Firm.